UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23718

Catholic Responsible Investments Funds

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-348-6466

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR § 270.30e-1), is attached hereto.

Catholic Responsible Investments Funds

Catholic Responsible Investments Ultra Short Bond Fund

Institutional Class Shares - CRHSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$36	0.35%

How did the Fund perform in the last year?

The Catholic Responsible Investments Ultra Short Bond Fund (“Fund”) seeks to provide current income consistent with the preservation of capital.

Under normal circumstances, the Ultra Short Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; (vii) U.S. dollar-denominated instruments of foreign issuers; and (viii) floating rate securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, repurchase agreements, and in municipal securities.

CRI Ultra Short Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and was in line with benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares - $11111	Bloomberg U.S. Aggregate Bond Index (USD)* - $9296	Bloomberg 1-3 Month US Treasury Bill Index (USD) - $11154
Dec/21	$10000	$10000	$10000
Oct/22	$10064	$8379	$10085
Oct/23	$10543	$8409	$10577
Oct/24	$11111	$9296	$11154

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	5.38%	3.68%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-3 Month US Treasury Bill Index (USD)	5.45%	3.82%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,180,582	192	$38,395	118%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.4%
Certificate of Deposit	0.5%
Commercial Paper	2.0%
Repurchase Agreements	4.7%
Corporate Obligations	19.4%
U.S. Treasury Obligations	33.6%
Asset-Backed Securities	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.857%	01/07/25	3.7%
U.S. Treasury Note, USBMMY3M + 0.200%	4.690%	01/31/25	3.2%
Banque Federative du Credit Mutuel	2.375%	11/21/24	2.3%
U.S. Treasury Bills	4.799%	02/27/25	2.2%
U.S. Treasury Bills	5.290%	11/12/24	2.1%
U.S. Treasury Bills	4.816%	01/14/25	2.1%
U.S. Treasury Bills	4.562%	01/23/25	2.0%
U.S. Treasury Bills	0.000%	03/04/25	2.0%
U.S. Treasury Bills	4.510%	03/20/25	1.9%
U.S. Treasury Bills	5.280%	12/26/24	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Ultra Short Bond Fund / Institutional Class Shares - CRHSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-21

Catholic Responsible Investments Funds

Catholic Responsible Investments Short Duration Bond Fund

Institutional Class Shares - CRDSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$36	0.35%

How did the Fund perform in the last year?

The Catholic Responsible Investments Short Duration Bond Fund (the “Fund”) seeks maximum current income consistent with the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

CRI Short Duration Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares - $10584	Bloomberg U.S. Aggregate Bond Index (USD)* - $9296	Bloomberg 1-3 Month US Treasury Bill Index (USD) - $11154
Dec/21	$10000	$10000	$10000
Oct/22	$9550	$8379	$10085
Oct/23	$9896	$8409	$10577
Oct/24	$10584	$9296	$11154

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	6.95%	1.97%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-3 Month US Treasury Bill Index (USD)	5.45%	3.82%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$496,136,095	428	$1,326,419	50%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligations	0.3%
Bank Loan Obligation	0.5%
Repurchase Agreements	1.1%
Sovereign Debt	1.3%
Municipal Bonds	4.2%
Mortgage-Backed Securities	13.6%
Asset-Backed Securities	22.1%
U.S. Treasury Obligations	22.1%
Corporate Obligations	34.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	1.875%	06/30/26	6.6%
U.S. Treasury Notes	3.125%	08/31/27	5.6%
U.S. Treasury Notes	4.000%	02/15/26	1.9%
U.S. Treasury Notes	4.250%	10/15/25	1.4%
U.S. Treasury Notes	1.875%	07/31/26	1.4%
U.S. Treasury Notes	0.500%	06/30/27	1.3%
U.S. Treasury Notes	0.250%	06/30/25	1.0%
U.S. Treasury Notes	4.000%	12/15/25	1.0%
U.S. Treasury Notes	0.625%	12/31/27	1.0%
GNMA, Ser 2023-131, Cl BT	4.000%	03/20/49	0.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Short Duration Bond Fund / Institutional Class Shares - CRDSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-19

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Institutional Class Shares - CRBSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$37	0.35%

How did the Fund perform in the last year?

The Catholic Responsible Investments Bond Fund (the “Fund”) seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments Bond Fund, Institutional Class Shares - $4714080	Bloomberg U.S. Aggregate Bond Index (USD) - $4648043
Dec/03/21	$5000000	$5000000
Oct/22	$4205361	$4189699
Oct/23	$4229224	$4204613
Oct/24	$4714080	$4648043

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Institutional Class Shares	11.46%	-2.00%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,265,441,959	1,184	$6,239,238	97%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	0.9%
Municipal Bonds	3.0%
Asset-Backed Securities	9.0%
Corporate Obligations	25.0%
Mortgage-Backed Securities	27.5%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	3.000%	08/15/52	3.0%
U.S. Treasury Notes	3.875%	08/15/34	2.6%
U.S. Treasury Notes	3.875%	08/15/33	2.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	2.0%
U.S. Treasury Notes	4.250%	06/30/29	1.8%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.5%
U.S. Treasury Notes	3.750%	08/15/27	1.1%
U.S. Treasury Notes	4.625%	04/30/29	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund / Institutional Class Shares - CRBSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-2

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Investor Class Shares - CRBVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$53	0.50%

How did the Fund perform in the last year?

The Catholic Responsible Investments Bond Fund (the “Fund”) seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Bond Fund, Investor Class Shares - $9386	Bloomberg U.S. Aggregate Bond Index (USD) - $9296
Dec/03/21	$10000	$10000
Oct/22	$8399	$8379
Oct/23	$8433	$8409
Oct/24	$9386	$9296

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Investor Class Shares	11.30%	-2.15%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,265,441,959	1,184	$6,239,238	97%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	0.9%
Municipal Bonds	3.0%
Asset-Backed Securities	9.0%
Corporate Obligations	25.0%
Mortgage-Backed Securities	27.5%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	3.000%	08/15/52	3.0%
U.S. Treasury Notes	3.875%	08/15/34	2.6%
U.S. Treasury Notes	3.875%	08/15/33	2.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	2.0%
U.S. Treasury Notes	4.250%	06/30/29	1.8%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.5%
U.S. Treasury Notes	3.750%	08/15/27	1.1%
U.S. Treasury Notes	4.625%	04/30/29	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund / Investor Class Shares - CRBVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-1

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Institutional Class Shares - CROSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$43	0.41%

How did the Fund perform in the last year?

The Catholic Responsible Investments Opportunistic Bond Fund (the “Fund”) seeks current income and to provide relatively low correlation to equity assets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares - $5197809	Bloomberg U.S. Aggregate Bond Index (USD)* - $4648043	Bloomberg 1-5 Year US Government/Credit Index (USD) - $5119901
Dec/21	$5000000	$5000000	$5000000
Oct/22	$4614458	$4189699	$4653370
Oct/23	$4750210	$4204613	$4788438
Oct/24	$5197809	$4648043	$5119901

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	9.42%	1.34%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-5 Year US Government/Credit Index (USD)	6.92%	0.82%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$695,264,963	332	$2,013,695	118%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.5%
Municipal Bonds	1.8%
Sovereign Debt	1.9%
Asset-Backed Securities	18.6%
Corporate Obligations	21.7%
Mortgage-Backed Securities	23.7%
U.S. Treasury Obligations	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	10/31/29	6.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	5.8%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.615%	07/31/25	5.7%
U.S. Treasury Notes, USBMMY3M + 0.169%	4.659%	04/30/25	2.4%
U.S. Treasury Notes	3.875%	08/15/34	1.9%
U.S. Treasury Bonds	3.000%	08/15/52	1.8%
U.S. Treasury Notes	3.875%	10/15/27	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.6%
GNMA	6.000%	07/20/54	1.5%
U.S. Treasury Notes	3.875%	08/15/33	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund / Institutional Class Shares - CROSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-18

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Investor Class Shares - CROVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$59	0.56%

How did the Fund perform in the last year?

The Catholic Responsible Investments Opportunistic Bond Fund (the “Fund”) seeks current income and to provide relatively low correlation to equity assets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares - $10352	Bloomberg U.S. Aggregate Bond Index (USD)* - $9296	Bloomberg 1-5 Year US Government/Credit Index (USD) - $10240
Dec/21	$10000	$10000	$10000
Oct/22	$9216	$8379	$9307
Oct/23	$9475	$8409	$9577
Oct/24	$10352	$9296	$10240

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	9.25%	1.19%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-2.48%
Bloomberg 1-5 Year US Government/Credit Index (USD)	6.92%	0.82%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$695,264,963	332	$2,013,695	118%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.5%
Municipal Bonds	1.8%
Sovereign Debt	1.9%
Asset-Backed Securities	18.6%
Corporate Obligations	21.7%
Mortgage-Backed Securities	23.7%
U.S. Treasury Obligations	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	10/31/29	6.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.660%	10/31/25	5.8%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.615%	07/31/25	5.7%
U.S. Treasury Notes, USBMMY3M + 0.169%	4.659%	04/30/25	2.4%
U.S. Treasury Notes	3.875%	08/15/34	1.9%
U.S. Treasury Bonds	3.000%	08/15/52	1.8%
U.S. Treasury Notes	3.875%	10/15/27	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.640%	04/30/26	1.6%
GNMA	6.000%	07/20/54	1.5%
U.S. Treasury Notes	3.875%	08/15/33	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund / Investor Class Shares - CROVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-17

Catholic Responsible Investments Funds

Catholic Responsible Investments Equity Index Fund

Institutional Class Shares - CRQSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$11	0.09%

How did the Fund perform in the last year?

The Catholic Responsible Investments Equity Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 500® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Equity Index Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund’s performance reflected the performance of the overall market. Additionally, the Catholic Responsible Investments exclusions on the fund, particularly in Health Care, resulted in modest underperformance versus the index.

How did the Fund perform since inception?

Total Return Based on $3,000,000 Investment

	Catholic Responsible Investments Equity Index Fund, Institutional Class Shares - $3870882	S&P 500 Index (TR) - $3944858
Dec/21	$3000000	$3000000
Oct/22	$2550193	$2595030
Oct/23	$2816100	$2858239
Oct/24	$3870882	$3944858

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $3,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	37.46%	9.15%
S&P 500 Index (TR)	38.02%	9.86%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,964,785,325	437	$1,684,837	24%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Short-Term Investment	0.0%
Materials	2.3%
Real Estate	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	6.5%
Industrials	7.9%
Health Care	9.1%
Communication Services	9.7%
Consumer Discretionary	10.0%
Financials	13.7%
Information Technology	32.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	7.3%
NVIDIA	6.8%
Microsoft	6.6%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.2%
Berkshire Hathaway, Cl B	1.9%
Broadcom	1.8%
Alphabet, Cl C	1.8%
Tesla	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Equity Index Fund / Institutional Class Shares - CRQSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-3

Catholic Responsible Investments Funds

Catholic Responsible Investments Small-Cap Fund

Institutional Class Shares - CRSSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$32	0.28%

How did the Fund perform in the last year?

The Catholic Responsible Investments Small-Cap Fund (the “Fund”) seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 600® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that measures the performance of small-capitalization companies in the United States. Under normal  circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Small-Cap Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund’s performance reflected the performance of the overall market. Additionally, the Catholic Responsible Investments exclusions on the fund resulted in modest underperformance versus the index.

How did the Fund perform since inception?

Total Return Based on $3,000,000 Investment

	Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares - $3215200	Russell 3000 Index (USD)* - $3835180	S&P SmallCap 600 Index (USD) - $3253033
Dec/21	$3000000	$3000000	$3000000
Oct/22	$2703219	$2566923	$2709782
Oct/23	$2482953	$2782035	$2502363
Oct/24	$3215200	$3835180	$3253033

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $3,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	29.49%	2.41%
Russell 3000 Index (USD)*	37.86%	8.80%
S&P SmallCap 600 Index (USD)	30.00%	2.82%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$559,543,081	575	$1,048,895	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	1.5%
Utilities	2.3%
Consumer Staples	3.0%
Communication Services	3.7%
Energy	4.4%
Materials	5.3%
Real Estate	7.4%
Health Care	10.4%
Information Technology	11.2%
Consumer Discretionary	13.7%
Industrials	17.6%
Financials	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Mueller Industries	0.7%
Comerica	0.6%
Carpenter Technology	0.6%
Jackson Financial, Cl A	0.6%
Glaukos	0.6%
Robert Half	0.5%
VF	0.5%
Meritage Homes	0.5%
SPX Technologies	0.5%
ATI	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Small-Cap Fund / Institutional Class Shares - CRSSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-20

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Institutional Class Shares - CRTSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$75	0.65%

How did the Fund perform in the last year?

The Catholic Responsible Investments Multi-Style U.S. Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style U.S. Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The dominance of the “Magnificent Seven” resulted in the Communication Services, Consumer Discretionary, and Information Technology sectors to be the outperformers for the year and the concentration was a headwind for fund performance. The fund underperformed the benchmark for the year.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares - $5884223	Russell 1000 Index (USD) - $6462294
Dec/03/21	$5000000	$5000000
Oct/22	$4030370	$4275047
Oct/23	$4480367	$4680487
Oct/24	$5884223	$6462294

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	31.33%	5.75%
Russell 1000 Index (USD)	38.07%	9.21%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$855,974,914	313	$4,977,457	178%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Utilities	1.0%
Real Estate	1.8%
Energy	3.5%
Materials	4.0%
Consumer Staples	5.3%
Communication Services	7.1%
Health Care	7.1%
Consumer Discretionary	8.0%
Industrials	13.1%
Financials	15.7%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.2%
Apple	4.7%
NVIDIA	3.7%
Amazon.com	3.7%
Meta Platforms, Cl A	2.4%
Oracle	2.1%
JPMorgan Chase	1.9%
Salesforce	1.8%
Linde	1.7%
TransDigm Group	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund / Institutional Class Shares - CRTSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-16

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Investor Class Shares - CRTVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$92	0.80%

How did the Fund perform in the last year?

The Catholic Responsible Investments Multi-Style U.S. Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style U.S. Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The dominance of the “Magnificent Seven” resulted in the Communication Services, Consumer Discretionary, and Information Technology sectors to be the outperformers for the year and the concentration was a headwind for fund performance. The fund underperformed the benchmark for the year.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares - $11718	Russell 1000 Index (USD) - $12925
Dec/03/21	$10000	$10000
Oct/22	$8050	$8550
Oct/23	$8936	$9361
Oct/24	$11718	$12925

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	31.14%	5.60%
Russell 1000 Index (USD)	38.07%	9.21%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$855,974,914	313	$4,977,457	178%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Utilities	1.0%
Real Estate	1.8%
Energy	3.5%
Materials	4.0%
Consumer Staples	5.3%
Communication Services	7.1%
Health Care	7.1%
Consumer Discretionary	8.0%
Industrials	13.1%
Financials	15.7%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.2%
Apple	4.7%
NVIDIA	3.7%
Amazon.com	3.7%
Meta Platforms, Cl A	2.4%
Oracle	2.1%
JPMorgan Chase	1.9%
Salesforce	1.8%
Linde	1.7%
TransDigm Group	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund / Investor Class Shares - CRTVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-15

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Institutional Class Shares - CRLSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$91	0.80%

How did the Fund perform in the last year?

The Catholic Responsible Investments International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI All Country World Ex USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments International Equity Fund, Institutional Class Shares - $5367592	MSCI ACWI ex-USA Index (Gross) (USD) - $5538673
Dec/21	$5000000	$5000000
Oct/22	$3753869	$3933434
Oct/23	$4250919	$4431512
Oct/24	$5367592	$5538673

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	26.27%	2.47%
MSCI ACWI ex-USA Index (Gross) (USD)	24.98%	3.58%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,531,687,726	306	$10,677,654	52%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	20.9%
Short-Term Investment	0.4%
South Korea	3.3%
Italy	3.6%
Ireland	3.7%
India	4.3%
Canada	4.7%
Germany	5.2%
Taiwan	5.8%
Japan	7.3%
Netherlands	7.5%
China	7.6%
France	10.9%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	2.6%
Tencent Holdings	1.8%
Taiwan Semiconductor Manufacturing ADR	1.8%
Meituan, Cl B	1.7%
Ferrari	1.7%
3i Group	1.6%
Schneider Electric	1.6%
Alstom	1.5%
ICON	1.5%
Sea ADR	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund / Institutional Class Shares - CRLSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-5

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Investor Class Shares - CRLVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$107	0.95%

How did the Fund perform in the last year?

The Catholic Responsible Investments International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI All Country World Ex USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments International Equity Fund, Investor Class Shares - $10695	MSCI ACWI ex-USA Index (Gross) (USD) - $11077
Dec/21	$10000	$10000
Oct/22	$7498	$7867
Oct/23	$8478	$8863
Oct/24	$10695	$11077

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Investor Class Shares	26.14%	2.33%
MSCI ACWI ex-USA Index (Gross) (USD)	24.98%	3.58%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,531,687,726	306	$10,677,654	52%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	20.9%
Short-Term Investment	0.4%
South Korea	3.3%
Italy	3.6%
Ireland	3.7%
India	4.3%
Canada	4.7%
Germany	5.2%
Taiwan	5.8%
Japan	7.3%
Netherlands	7.5%
China	7.6%
France	10.9%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	2.6%
Tencent Holdings	1.8%
Taiwan Semiconductor Manufacturing ADR	1.8%
Meituan, Cl B	1.7%
Ferrari	1.7%
3i Group	1.6%
Schneider Electric	1.6%
Alstom	1.5%
ICON	1.5%
Sea ADR	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund / Investor Class Shares - CRLVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-4

Catholic Responsible Investments Funds

Catholic Responsible Investments International Small-Cap Fund

Institutional Class Shares - CRNSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$130	1.15%

How did the Fund perform in the last year?

The Catholic Responsible Investments International Small-Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation. The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of small capitalization companies based in those countries included in the MSCI ACWI ex-USA Small Cap Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in a broadly diversified portfolio of equity securities of small capitalization companies that are located in countries throughout the world. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI International Small-Cap Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and exceeded the benchmark net-of-fees.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares - $1048472	MSCI ACWI IMI (Gross) (USD)* - $1207954	MSCI ACWI ex-USA Small Cap (Gross) (USD) - $1037210
Dec/21	$1000000	$1000000	$1000000
Oct/22	$770397	$826206	$762827
Oct/23	$832919	$908621	$834246
Oct/24	$1048472	$1207954	$1037210

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	25.88%	1.64%
MSCI ACWI IMI (Gross) (USD)*	32.94%	6.70%
MSCI ACWI ex-USA Small Cap (Gross) (USD)	24.33%	1.26%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$106,289,097	406	$732,309	135%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Other Countries	20.4%
Short-Term Investment	1.8%
South Korea	2.1%
China	2.5%
Sweden	3.1%
Australia	3.8%
Taiwan	4.0%
Exchange Traded Fund	4.0%
India	4.1%
Germany	4.5%
Italy	5.1%
Canada	6.6%
United Kingdom	10.1%
Japan	21.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI EAFE Small-Capital ETF	2.7%
Buzzi	1.2%
Viscofan	1.0%
SUSS MicroTec	1.0%
Spectris	1.0%
Tate & Lyle	1.0%
PrairieSky Royalty	1.0%
iShares Core MSCI Emerging Markets ETF	0.9%
MEITEC Group Holdings	0.9%
Primo Water	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments International Small-Cap Fund / Institutional Class Shares - CRNSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-6

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Institutional Class Shares - CMNSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 45/55 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares - $16261064	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid** - $15937683
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12920255	$12393397	$12569098	$12612165
Oct/23	$13561070	$13763749	$12613839	$13183359
Oct/24	$16261064	$18361040	$13944128	$15937683

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	19.91%	2.81%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	20.89%	2.10%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$134,616,413	8	$-	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond FundFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index FundFootnote Reference**	23.3%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments International Equity FundFootnote Reference**	8.7%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund / Institutional Class Shares - CMNSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-8

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Investor Class Shares - CMNVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$16	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 45/55 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares - $10792	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid** - $10625
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8602	$8262	$8379	$8408
Oct/23	$9014	$9176	$8409	$8789
Oct/24	$10792	$12241	$9296	$10625

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	19.73%	2.65%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	20.89%	2.10%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$134,616,413	8	$-	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond FundFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index FundFootnote Reference**	23.3%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	13.4%
Catholic Responsible Investments International Equity FundFootnote Reference**	8.7%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund / Investor Class Shares - CMNVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-7

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Institutional Class Shares - CMPSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares - $16502571	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid** - $16630742
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12653262	$12393397	$12569098	$12612117
Oct/23	$13441678	$13763749	$12613839	$13357029
Oct/24	$16502571	$18361040	$13944128	$16630742

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	22.77%	3.33%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,399,799,257	8	$-	8%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	24.4%
Catholic Responsible Investments Bond FundFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index FundFootnote Reference**	15.7%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.7%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.8%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund / Institutional Class Shares - CMPSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-10

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Investor Class Shares - CMPVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$17	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares - $10954	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid** - $11087
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8424	$8262	$8379	$8408
Oct/23	$8935	$9176	$8409	$8905
Oct/24	$10954	$12241	$9296	$11087

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	22.59%	3.18%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,399,799,257	8	$-	8%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	24.4%
Catholic Responsible Investments Bond FundFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index FundFootnote Reference**	15.7%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.7%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.8%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund / Investor Class Shares - CMPVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-9

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Institutional Class Shares - CMMSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and a slight underperformance to the benchmark net-of-fees due to interest rate positioning and weight to small cap stocks.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares - $16851842	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid** - $16630742
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12830924	$12393397	$12569098	$12612117
Oct/23	$13598974	$13763749	$12613839	$13357029
Oct/24	$16851842	$18361040	$13944128	$16630742

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	23.92%	4.08%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$469,168,507	7	$-	11%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	42.4%
Catholic Responsible Investments Bond FundFootnote Reference**	18.2%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.2%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund / Institutional Class Shares - CMMSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-12

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Investor Class Shares - CMMVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$17	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and a slight underperformance to the benchmark net-of-fees due to interest rate positioning and weight to small cap stocks.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares - $11188	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid** - $11087
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8542	$8262	$8379	$8408
Oct/23	$9041	$9176	$8409	$8905
Oct/24	$11188	$12241	$9296	$11087

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	23.74%	3.93%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid**	24.51%	3.61%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$469,168,507	7	$-	11%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	42.4%
Catholic Responsible Investments Bond FundFootnote Reference**	18.2%
Catholic Responsible Investments International Equity FundFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	9.2%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	9.1%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund / Investor Class Shares - CMMVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-11

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Institutional Class Shares - CMUSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 75/25 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares - $17100594	MSCI ACWI Index (Gross) (USD)* - $18361040	Bloomberg U.S. Aggregate Bond Index (USD) - $13944128	Custom Hybrid*** - $17336976
Dec/21	$15000000	$15000000	$15000000	$15000000
Oct/22	$12604026	$12393397	$12569098	$12604890
Oct/23	$13497566	$13763749	$12613839	$13522025
Oct/24	$17100594	$18361040	$13944128	$17336976

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	26.69%	4.60%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid***	28.21%	5.10%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$339,330,315	8	$-	7%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	36.0%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	15.3%
Catholic Responsible Investments International Equity FundFootnote Reference**	14.6%
Catholic Responsible Investments Bond FundFootnote Reference**	11.4%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	5.6%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund / Institutional Class Shares - CMUSX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-14

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Investor Class Shares - CMUVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$17	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Catholic Responsible Investments Magnus 75/25 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets had a strong fiscal year. The Federal Reserve joined other central banks towards the end of the period in rate cuts. China’s stimulus led to a sharp equity rally, after years of weak performance. Global inflation improved, corporate profits were solid, and the economy stayed strong, though some weak data caused volatility, especially in August. Investors are now focused on growth and the potential for a soft landing as inflation declines. The fiscal year ended on an optimistic note with signs of economic resilience. The fund generated positive returns and slightly underperformed the benchmark net-of-fees due to relative underperformance in the US large cap equity allocation.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares - $11352	MSCI ACWI Index (Gross) (USD)* - $12241	Bloomberg U.S. Aggregate Bond Index (USD) - $9296	Custom Hybrid*** - $11558
Dec/21	$10000	$10000	$10000	$10000
Oct/22	$8390	$8262	$8379	$8403
Oct/23	$8971	$9176	$8409	$9015
Oct/24	$11352	$12241	$9296	$11558

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	26.53%	4.45%
MSCI ACWI Index (Gross) (USD)*	33.40%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.48%
Custom Hybrid***	28.21%	5.10%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$339,330,315	8	$-	7%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Fund	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index FundFootnote Reference**	36.0%
Catholic Responsible Investments Multi-Style US Equity FundFootnote Reference**	15.3%
Catholic Responsible Investments International Equity FundFootnote Reference**	14.6%
Catholic Responsible Investments Bond FundFootnote Reference**	11.4%
Catholic Responsible Investments Small-Cap FundFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond FundFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond FundFootnote Reference**	5.6%
Catholic Responsible Investments International Small-Cap FundFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund / Investor Class Shares - CMUVX

Annual Shareholder Report: October 31, 2024

CRI-AR-TSR-2024-13

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the "Trust") has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant's audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be "independent," as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. ("Cohen") related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$205,300	None	None	$205,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee's responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor's methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant's Board of Trustees. Included in the Audit Committee's pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the "PCAOB") has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a "foreign issuer," as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Catholic Responsible Investments

Annual Financials and Other Information | **October 31, 2024**

CRI Ultra Short Bond Fund
Institutional Shares: CRHSX

CRI Short Duration Bond Fund
Institutional Shares: CRDSX

CRI Bond Fund
Investor Shares: CRBVX
Institutional Shares: CRBSX

CRI Opportunistic Bond Fund
Investor Shares: CROVX
Institutional Shares: CROSX

CRI Equity Index Fund
Institutional Shares: CRQSX

CRI Small-Cap Fund
Institutional Shares: CRSSX

CRI Multi-Style US Equity Fund
Investor Shares: CRTVX
Institutional Shares: CRTSX

CRI International Equity Fund
Investor Shares: CRLVX
Institutional Shares: CRLSX

CRI International Small-Cap Fund
Institutional Shares: CRNSX

CRI Magnus 45/55 Fund
Investor Shares: CMNVX
Institutional Shares: CMNSX

CRI Magnus 60/40 Alpha Plus Fund
Investor Shares: CMPVX
Institutional Shares: CMPSX

CRI Magnus 60/40 Beta Plus Fund
Investor Shares: CMMVX
Institutional Shares: CMMSX

CRI Magnus 75/25 Fund
Investor Shares: CMUVX
Institutional Shares: CMUSX

CBIS®

Investment Adviser:

Christian Brothers Investment Services

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Table of Contents

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	95
Statements of Operations	98
Statements of Changes in Net Assets	101
Financial Highlights	108
Notes to Financial Statements	111
Report of Independent Registered Public Accounting Firm	130
Notice to Shareholders (Unaudited)	131
Approval of Investment Advisory Agreement (Unaudited) (Form N-CSR Item 11)	133

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
ASSET-BACKED SECURITIES — 41.3%
	Face Amount	Value
Automotive — 24.4%
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/27 (A)	$8,401	$8,405
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl A
5.900%, 02/12/27 (A)	154,629	155,274
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/26	142,932	141,628
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A3
0.760%, 08/18/26	152,427	151,725
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/28	314,400	313,726
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl A1
5.620%, 06/18/25	13,425	13,431
ARI Fleet Lease Trust, Ser 2024-A, Cl A1
5.568%, 03/14/25 (A)	33,546	33,556
ARI Fleet Lease Trust, Ser 2024-B, Cl A1
5.612%, 06/16/25 (A)	87,812	87,912
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	146,762	146,848
BMW Vehicle Owner Trust, Ser 2024-A, Cl A1
5.512%, 05/27/25	139,303	139,376
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/27	94,589	93,619
CarMax Auto Owner Trust, Ser 2020-4, Cl A4
0.630%, 06/15/26	302,292	300,948
CarMax Auto Owner Trust, Ser 2021-1, Cl A4
0.530%, 10/15/26	296,671	293,038
CarMax Auto Owner Trust, Ser 2022-2, Cl A3
3.490%, 02/16/27	221,762	220,198
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/26	221,896	222,472

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CarMax Auto Owner Trust, Ser 2023-4, Cl A2B
5.810%, SOFR30A + 0.800%, 12/15/26 (B)	$311,190	$311,666
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/25	265,000	265,035
Carvana Auto Receivables Trust, Ser 2020-P1, Cl A4
0.610%, 10/08/26	65,479	65,008
Chesapeake Funding II, Ser 2021-1A, Cl A1
0.470%, 04/15/33 (A)	49,760	49,594
Chesapeake Funding II, Ser 2021-1A, Cl C
1.230%, 04/15/33 (A)	175,000	173,237
Chesapeake Funding II, Ser 2023-1A, Cl A2
6.260%, SOFR30A + 1.250%, 05/15/35 (A)(B)	106,103	106,751
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2B
5.610%, SOFR30A + 0.600%, 10/15/26 (A)(B)	361,739	362,000
Citizens Auto Receivables Trust, Ser 2024-2, Cl A2A
5.540%, 11/16/26 (A)	300,000	300,898
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/26 (A)	27,245	27,296
Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.830%, 12/15/26	85,616	85,741
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/27 (A)	52,188	52,258
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	32,947	33,076
Enterprise Fleet Financing, Ser 2021-2, Cl A2
0.480%, 05/20/27 (A)	14,800	14,753
Enterprise Fleet Financing, Ser 2024-2, Cl A1
5.613%, 05/20/25 (A)	111,006	111,175
Enterprise Fleet Financing, Ser 2024-3, Cl A1
5.493%, 07/21/25 (A)	70,089	70,261
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (A)	75,000	75,408
Enterprise Fleet Financing, Ser 2024-4, Cl A1
4.724%, 10/21/25 (A)	335,000	335,054

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/26	$62,985	$63,012
Flagship Credit Auto Trust, Ser 2022-1, Cl A
1.790%, 10/15/26 (A)	16,998	16,957
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2B
5.510%, SOFR30A + 0.500%, 07/15/26 (B)	34,966	34,983
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2A
5.180%, 02/15/27	95,000	95,242
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2B
5.410%, SOFR30A + 0.400%, 02/15/27 (B)	260,000	260,101
Ford Credit Auto Owner Trust, Ser 2021-A, Cl A4
0.490%, 09/15/26	277,802	274,565
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A3
4.480%, 12/15/26	85,105	84,978
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/26	139,134	139,371
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A2A
5.680%, 09/15/26	249,201	249,981
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A1
4.922%, 10/15/25	547,668	548,037
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/25	542,829	542,989
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl A4
0.540%, 05/17/27	89,788	89,346
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl B
0.750%, 05/17/27	95,000	94,462
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl C
1.040%, 05/17/27	300,000	298,361
GM Financial Consumer Automobile Receivables Trust, Ser 2021-3, Cl A4
0.730%, 08/16/27	180,000	175,170

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A2B
5.523%, SOFR30A + 0.530%, 11/16/26 (B)	$276,148	$276,448
GM Financial Consumer Automobile Receivables Trust, Ser 2024-3, Cl A2A
5.350%, 06/16/27	125,000	125,535
GM Financial Consumer Automobile Receivables Trust, Ser 2024-4, Cl A1
4.737%, 10/16/25	135,000	135,029
Honda Auto Receivables 2023-2 Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/26	166,359	166,574
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A2
5.710%, 03/18/26	188,957	189,389
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A4
4.480%, 08/17/26 (A)	350,000	349,642
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/25 (A)	42,539	42,543
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	271,000	271,602
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2B
5.510%, SOFR30A + 0.500%, 06/15/26 (A)(B)	403,502	403,798
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A1
5.304%, 09/15/25 (A)	100,865	100,963
Hyundai Auto Receivables Trust, Ser 2020-C, Cl A4
0.490%, 11/16/26	18,797	18,760
Hyundai Auto Receivables Trust, Ser 2021-A, Cl A4
0.620%, 05/17/27	208,321	206,294
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A2B
5.640%, SOFR30A + 0.630%, 01/15/27 (B)	106,226	106,374
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/27	210,000	210,732

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A1
4.750%, 10/15/25	$85,000	$85,019
Mercedes-Benz Auto Receivables Trust, Ser 2021-1, Cl A3
0.460%, 06/15/26	104,788	103,740
Mercedes-Benz Auto Receivables Trust, Ser 2023-2, Cl A2
5.920%, 11/16/26	219,356	220,161
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/26	270,637	271,206
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	225,000	225,952
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.860%, 08/17/26	148,707	146,909
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A1
5.512%, 05/15/25	138,374	138,448
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A1
4.703%, 10/15/25	600,000	600,159
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A1
5.371%, 08/15/25 (A)	70,185	70,242
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A1
5.316%, 08/20/25 (A)	221,829	222,215
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/25 (A)	435,000	435,062
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl B
3.440%, 09/15/27	164,575	163,687
Santander Drive Auto Receivables Trust, Ser 2023-2, Cl A3
5.210%, 07/15/27	298,143	298,372
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/26	41,521	41,538
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/27	58,885	58,992

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2023-5, Cl A2
6.310%, 07/15/27	$138,927	$139,285
Santander Drive Auto Receivables Trust, Ser 2023-6, Cl A2
6.080%, 05/17/27	87,323	87,575
SBNA Auto Lease Trust, Ser 2024-C, Cl A1
5.246%, 09/22/25 (A)	48,938	48,960
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/27 (A)	40,276	40,378
Tesla Auto Lease Trust, Ser 2024-B, Cl A1
4.827%, 10/20/25 (A)	85,000	85,024
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A2A
5.800%, 11/16/26	175,160	175,817
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/26 (A)	294,802	295,691
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	275,000	277,454
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A1
5.516%, 03/20/25	14,416	14,423
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A2B
5.343%, SOFR30A + 0.470%, 12/21/26 (B)	500,000	500,341
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/26	100,614	99,674
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	12,788	12,789
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/25 (A)	30,000	30,007
World Omni Auto Receivables Trust, Ser 2022-A, Cl A3
1.660%, 05/17/27	330,747	325,873
World Omni Auto Receivables Trust, Ser 2023-D, Cl A2A
5.910%, 02/16/27	106,211	106,616

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
World Omni Select Auto Trust, Ser 2024-A, Cl A1
5.545%, 08/15/25	$156,713	$156,792
World Omni Select Auto Trust, Ser 2024-A, Cl A2A
5.370%, 02/15/28	350,000	351,431
		16,162,437
Credit Card — 3.1%
American Express Credit Account Master Trust, Ser 2021-1, Cl A
0.900%, 11/15/26	1,100,000	1,098,244
Barclays Dryrock Issuance Trust, Ser 2023-2, Cl A
5.910%, SOFR30A + 0.900%, 08/15/28 (B)	500,000	502,268
CARDS II Trust, Ser 2024-1A, Cl A
5.525%, SOFRRATE + 0.680%, 07/15/29 (A)(B)	280,000	280,428
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
5.522%, SOFRRATE + 0.680%, 07/17/28 (A)(B)	170,000	169,973
		2,050,913
Other Asset-Backed Securities — 13.8%
522 Funding CLO, Ser 2021-3A, Cl AR
5.919%, TSFR3M + 1.302%, 10/20/31 (A)(B)	199,254	199,664
AGL CLO 3, Ser 2020-3A, Cl A
6.218%, TSFR3M + 1.562%, 01/15/33 (A)(B)	300,000	300,303
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
5.712%, TSFR3M + 1.080%, 10/18/31 (A)(B)	392,725	392,616
ARES LII CLO, Ser 2021-52A, Cl A1R
5.943%, TSFR3M + 1.312%, 04/22/31 (A)(B)	231,410	231,938
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	8,369	8,368
Cbam, Ser 2018-7A, Cl A
5.979%, TSFR3M + 1.362%, 07/20/31 (A)(B)	232,039	232,267
CNH Equipment Trust, Ser 2021-A, Cl A4
0.700%, 12/15/27	104,000	102,938
CNH Equipment Trust, Ser 2024-A, Cl A2
5.190%, 07/15/27	624,540	625,307

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CNH Equipment Trust, Ser 2024-B, Cl A2B
5.410%, SOFR30A + 0.400%, 10/15/27 (B)	$500,000	$499,952
Daimler Trucks Retail Trust, Ser 2022-1, Cl A3
5.230%, 02/17/26	512,440	512,702
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/25	67,185	67,278
Dell Equipment Finance Trust, Ser 2022-2, Cl A3
4.140%, 07/22/27 (A)	1,169,659	1,167,488
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/29 (A)	131,387	131,880
Dell Equipment Finance Trust, Ser 2024-1, Cl A1
5.568%, 04/22/25 (A)	38,674	38,705
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	162,959	163,032
Dllad, Ser 2024-1A, Cl A1
5.544%, 05/20/25 (A)	23,542	23,558
DLLMT, Ser 2023-1A, Cl A2
5.780%, 11/20/25 (A)	436,512	437,304
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
6.200%, TSFR3M + 1.082%, 11/15/28 (A)(B)	238,724	238,900
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A1
5.550%, 02/18/25 (A)	26,202	26,213
HPEFS Equipment Trust, Ser 2022-2A, Cl A3
3.760%, 09/20/29 (A)	139,724	139,512
HPEFS Equipment Trust, Ser 2023-1A, Cl A2
5.430%, 08/20/25 (A)	168,538	168,621
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/31 (A)	251,378	252,362
John Deere Owner Trust, Ser 2021-B, Cl A3
0.520%, 03/16/26	604,564	598,895
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/15/26	268,218	265,236
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/26	35,766	35,860
John Deere Owner Trust, Ser 2024-A, Cl A1
5.521%, 03/17/25	19,115	19,121

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Kubota Credit Owner Trust, Ser 2024-1A, Cl A1
5.531%, 02/18/25 (A)	$3,380	$3,381
MMAF Equipment Finance, Ser 2017-B, Cl A5
2.720%, 06/15/40 (A)	276,398	274,624
MMAF Equipment Finance, Ser 2020-BA, Cl A3
0.490%, 08/14/25 (A)	125,301	124,728
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
5.929%, TSFR3M + 1.282%, 07/17/30 (A)(B)	288,931	289,247
PFS Financing, Ser 2024-A, Cl A
5.860%, SOFR30A + 0.850%, 01/15/28 (A)(B)	350,000	351,045
SCF Equipment Leasing, Ser 2024-1A, Cl A1
5.671%, 07/03/25 (A)	54,717	54,758
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/28	1,000,000	993,010
Volvo Financial Equipment Series, Ser 2024-1A, Cl A1
5.073%, 09/15/25 (A)	140,296	140,449
		9,111,262
Total Asset-Backed Securities
(Cost $27,258,042)		27,324,612

U.S. TREASURY OBLIGATIONS — 33.6%

U.S. Treasury Bills
5.303%, 11/14/24(C)	$300,000	$299,498
5.297%, 11/05/24(C)	800,000	799,582
5.290%, 11/12/24(C)	1,400,000	1,398,004
5.290%, 12/19/24(C)	600,000	596,360
5.288%, 11/07/24(C)	1,175,000	1,174,088
5.280%, 12/26/24(C)	1,200,000	1,191,624
5.214%, 01/09/25(C)	1,050,000	1,041,014
5.177%, 12/03/24(C)	1,100,000	1,095,527
5.044%, 11/29/24(C)	300,000	298,927
4.857%, 01/07/25(C)	2,475,000	2,454,433
4.816%, 01/14/25(C)	1,400,000	1,387,195
4.799%, 02/27/25(C)	1,450,000	1,429,057
4.562%, 01/23/25(C)	1,350,000	1,336,194
4.541%, 01/30/25(C)	1,000,000	988,902
4.512%, 02/25/25(C)	1,000,000	985,734
4.510%, 03/20/25(C)	1,290,400	1,268,576
4.476%, 02/04/25(C)	1,100,000	1,087,111
0.000%, 03/04/25(D)	1,350,000	1,330,270

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
U.S. Treasury Note
4.690%, USBMMY3M + 0.200%, 01/31/25(B)	$2,100,000	$2,100,514

Total U.S. Treasury Obligations
(Cost $22,254,169)		22,262,610

CORPORATE OBLIGATIONS — 19.4%

COMMUNICATION SERVICES — 0.3%
Cox Communications
3.850%, 02/01/25(A)	$175,000	$174,375

CONSUMER DISCRETIONARY — 2.1%
Daimler Truck Finance North America
5.200%, 01/17/25(A)	175,000	175,094
1.625%, 12/13/24(A)	150,000	149,372
General Motors Financial
3.500%, 11/07/24	300,000	299,911
Mercedes-Benz Finance North America
5.500%, 11/27/24(A)	700,000	700,131
		1,324,508
FINANCIALS — 14.9%
Athene Global Funding
2.500%, 01/14/25(A)	735,000	730,937
Bank of Nova Scotia
5.250%, 12/06/24	500,000	500,106
1.450%, 01/10/25	215,000	213,504
Banque Federative du Credit Mutuel
2.375%, 11/21/24(A)	1,512,000	1,509,758
0.998%, 02/04/25(A)	525,000	519,572
BNP Paribas
3.375%, 01/09/25(A)	200,000	199,319
BPCE
1.625%, 01/14/25(A)	250,000	248,268
Citibank
5.665%, SOFRRATE + 0.805%, 09/29/25(B)	315,000	316,246
Commonwealth Bank of Australia
5.659%, SOFRRATE + 0.740%, 03/14/25(B)	250,000	250,512
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	250,000	249,700
Fifth Third Bancorp
2.375%, 01/28/25	175,000	173,861

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Manufacturers & Traders Trust
2.900%, 02/06/25	$550,000	$546,347
Morgan Stanley MTN
5.361%, SOFRRATE + 0.509%, 01/22/25(B)	450,000	450,216
Nuveen Finance
4.125%, 11/01/24(A)	175,000	175,000
Pacific Life Global Funding II
5.748%, SOFRRATE + 0.800%, 12/06/24(A)(B)	300,000	300,149
PNC Financial Services Group
2.200%, 11/01/24	650,000	650,000
Pricoa Global Funding I MTN
1.150%, 12/06/24(A)	525,000	523,118
Principal Life Global Funding II
2.250%, 11/21/24(A)	475,000	474,224
1.375%, 01/10/25(A)	175,000	173,833
Royal Bank of Canada MTN
2.250%, 11/01/24	600,000	600,000
UBS
2.950%, 04/09/25	250,000	247,954
UBS Group
3.750%, 03/26/25	500,000	497,899
Westpac Banking
5.365%, SOFRRATE + 0.300%, 11/18/24(B)	350,000	350,095
		9,900,618
INDUSTRIALS — 2.0%
AerCap Ireland Capital DAC
3.500%, 01/15/25	550,000	548,047
Canadian Pacific Railway
2.900%, 02/01/25	250,000	248,611
Protective Life Global Funding
5.964%, SOFRRATE + 1.050%, 12/11/24(A)(B)	150,000	150,151
1.646%, 01/13/25(A)	400,000	397,351
		1,344,160
INFORMATION TECHNOLOGY — 0.1%
KLA
4.650%, 11/01/24	91,000	91,000

Total Corporate Obligations
(Cost $12,827,616)		12,834,661

REPURCHASE AGREEMENTS — 4.7%
	Face Amount	Value
Citi Treasury
4.860%, dated 10/31/24, to be repurchased on 11/01/24, repurchase price $1,000,135, (collateralized by various U.S. Treasury Obligations, par values $100 - $1,002,400, 0.000%, 11/07/2024 - 11/19/2024; with total market value $1,020,091).	$1,000,000	$1,000,000
Goldman Triparty Mortgage
4.850%, dated 10/31/24, to be repurchased on 11/01/24, repurchase price $1,100,148, (collateralized by various U.S. Treasury Obligations, par values $100 - $5,314,246, 3.000% - 6.000%, 10/31/2025 - 07/15/2059; with total market value $1,122,001).	1,100,000	1,100,000
Socgen Triparty Treasury
4.850%, dated 10/31/24, to be repurchased on 11/01/24, repurchase price $1,000,135, (collateralized by a U.S. Treasury Obligation, par value $1,368,600, 2.250%, 05/15/2041; with total market value $1,020,008).	1,000,000	1,000,000

Total Repurchase Agreements
(Cost $3,100,000)		3,100,000

COMMERCIAL PAPER — 2.0%

Ascension Health Alliance
4.829%, 12/13/24(C)	$525,000	$521,918
4.823%, 12/03/24(C)	525,000	522,622
BPCE
5.437%, 04/04/25(C)	250,000	245,086

Total Commercial Paper
(Cost $1,289,259)		1,289,626

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2024

CERTIFICATE OF DEPOSIT — 0.5%
	Face Amount	Value
Bank of Montreal
5.800%, 11/08/24	$350,000	$350,000

Total Certificate of Deposit
(Cost $350,000)		350,000

MORTGAGE-BACKED SECURITIES — 0.4%

Agency Mortgage-Backed Obligations — 0.4%
FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	$179,850	$178,154
GNMA, Ser 2024-39, Cl AB
4.000%, 12/20/31	82,505	82,098
		260,252
Total Mortgage-Backed Securities
(Cost $258,066)		260,252
Total Investments in Securities— 101.9%
(Cost $67,337,152)		$67,421,761

Percentages are based on Net Assets of $66,180,582.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2024 was $17,359,583 and represented 26.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Zero coupon security.

Cl — Class
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Month USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

As of October 31, 2024, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 34.4%
	Face Amount	Value
COMMUNICATION SERVICES — 0.9%
Charter Communications Operating
6.150%, 11/10/26	$1,875,000	$1,914,918
Comcast
5.100%, 06/01/29	1,150,000	1,168,663
Sprint Spectrum
4.738%, 03/20/25(A)	320,000	319,346
Take-Two Interactive Software
5.000%, 03/28/26	725,000	727,415
4.950%, 03/28/28	600,000	602,729
		4,733,071
CONSUMER DISCRETIONARY — 2.8%
AutoZone
5.050%, 07/15/26	1,000,000	1,007,677
Daimler Truck Finance North America
5.600%, 08/08/25(A)	500,000	503,248
5.150%, 01/16/26(A)	710,000	712,707
5.125%, 09/25/27(A)	1,155,000	1,164,828
5.000%, 01/15/27(A)	325,000	326,685
DR Horton
2.600%, 10/15/25	2,575,000	2,525,247
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,477,565
General Motors Financial
5.400%, 05/08/27	1,000,000	1,011,231
Hyatt Hotels
5.750%, 01/30/27	750,000	764,526
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	763,751
5.275%, 06/24/27(A)	400,000	403,734
5.250%, 01/08/27(A)	750,000	755,406
Marriott International
5.450%, 09/15/26	925,000	939,025
O'Reilly Automotive
5.750%, 11/20/26	850,000	867,423
		14,223,053
CONSUMER STAPLES — 0.8%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	294,733
CVS Pass-Through Trust
6.036%, 12/10/28	1,787,095	1,805,643
Element Fleet Management
5.643%, 03/13/27(A)	980,000	993,352
Keurig Dr Pepper
5.100%, 03/15/27	480,000	485,347
Sodexo
1.634%, 04/16/26(A)	625,000	594,516
		4,173,591

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 1.9%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	$290,000	$294,626
Enbridge
5.900%, 11/15/26	720,000	735,812
Energy Transfer
6.050%, 12/01/26	925,000	947,155
Hess
4.300%, 04/01/27	1,750,000	1,732,039
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,920,447
ONEOK
5.550%, 11/01/26	1,325,000	1,342,965
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,246,553
Williams
5.400%, 03/02/26	300,000	302,007
		9,521,604
FINANCIALS — 19.9%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,230,778
African Development Bank
3.500%, 09/18/29	500,000	484,179
AIB Group
7.583%, SOFRRATE + 3.456%, 10/14/26(A)(B)	750,000	766,630
American Express
5.645%, SOFRINDX + 0.750%, 04/23/27(B)	700,000	708,738
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	555,768
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	655,062
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,532,109
1.483%, 10/06/26	930,000	874,309
Ares Capital
7.000%, 01/15/27	900,000	929,906
Asian Infrastructure Investment Bank MTN
5.717%, SOFRINDX + 0.620%, 08/16/27(B)	2,000,000	2,015,152
Athene Global Funding
5.583%, 01/09/29(A)	875,000	888,680
5.339%, 01/15/27(A)	1,000,000	1,006,181
Bank of America MTN
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	1,500,000	1,531,763
5.819%, SOFRRATE + 1.570%, 09/15/29(B)	1,450,000	1,496,597

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
3.705%, TSFR3M + 1.774%, 04/24/28(B)	$1,000,000	$974,403
1.530%, SOFRRATE + 0.650%, 12/06/25(B)	1,000,000	996,259
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	822,206
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	472,237
Bank One Michigan
8.250%, 11/01/24	950,000	950,000
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	750,000	751,118
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	513,530
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	556,566
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,450,775
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,481,349
BNP Paribas
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	947,785
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,156,611
5.203%, 01/18/27(A)	1,150,000	1,159,756
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	772,549
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	857,148
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/26(B)	825,000	824,119
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	500,988
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/26(B)	1,250,000	1,256,824
5.546%, SOFRRATE + 0.694%, 01/25/26(B)	2,117,000	2,117,251
2.014%, SOFRRATE + 0.694%, 01/25/26(B)	1,500,000	1,488,564

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citizens Bank
5.284%, SOFRRATE + 1.020%, 01/26/26(B)	$540,000	$539,465
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	250,000	237,833
Corebridge Global Funding
5.750%, 07/02/26(A)	635,000	645,910
5.200%, 01/12/29(A)	380,000	383,224
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/26(A)(B)	2,525,000	2,473,210
Danske Bank
6.259%, H15T1Y + 1.180%, 09/22/26(A)(B)	500,000	505,249
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,367,069
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	29,349	29,332
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/27(B)	1,150,000	1,161,092
Goldman Sachs Group
3.850%, 01/26/27	1,175,000	1,152,226
2.640%, SOFRRATE + 1.114%, 02/24/28(B)	625,000	595,439
HAT Holdings I
8.000%, 06/15/27(A)	500,000	523,752
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	1,000,000	1,023,731
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,435,103
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	751,007
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,250,000	1,218,805
Inter-American Investment
4.125%, 02/15/28	500,000	497,476
International Bank for Reconstruction & Development MTN
0.000%, 03/31/28(B)(C)	1,000,000	973,918
0.000%, 03/31/27(D)	2,500,000	2,338,937
International Development Association
0.875%, 04/28/26(A)	1,000,000	949,702
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	950,367

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Jackson National Life Global Funding
5.550%, 07/02/27(A)	$595,000	$603,273
JPMorgan Chase
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,170,637
4.979%, SOFRRATE + 0.930%, 07/22/28(B)	980,000	984,676
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,440,689
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,163,425
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	301,145
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	235,392
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	763,871
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,003,548
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/29(B)	1,400,000	1,507,447
Macquarie Group
5.108%, SOFRRATE + 2.208%, 08/09/26(A)(B)	1,450,000	1,449,931
Manufacturers & Traders Trust
4.650%, 01/27/26	1,650,000	1,643,402
Marsh & McLennan
4.650%, 03/15/30	1,175,000	1,171,588
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,172,891
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	208,925
5.000%, 11/24/25	3,425,000	3,433,654
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,154,655
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,159,049
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	440,081
NongHyup Bank MTN
4.875%, 07/03/28(A)	555,000	557,249
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,163,160

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
OPEC Fund for International Development
4.500%, 01/26/26(A)	$1,200,000	$1,196,064
Pacific Life Global Funding II
5.500%, 08/28/26(A)	1,000,000	1,015,190
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	776,655
5.812%, SOFRRATE + 1.322%, 06/12/26(B)	750,000	753,380
RGA Global Funding
5.448%, 05/24/29(A)	590,000	601,989
Santander Holdings USA
5.807%, SOFRRATE + 2.328%, 09/09/26(B)	1,000,000	1,003,442
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,907,818
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	961,753
Societe Generale MTN
6.447%, H15T1Y + 2.300%, 01/12/27(A)(B)	875,000	885,792
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	708,382
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/26(B)	1,025,000	1,018,720
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(B)	1,450,000	1,519,412
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,172,300
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	2,950,000	2,937,627
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,010,363
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	934,350
WLB Asset VI Pte
7.250%, 12/21/27(A)	1,000,000	1,048,318
		97,658,980
HEALTH CARE — 1.0%
CommonSpirit Health
1.547%, 10/01/25	1,000,000	971,227
Elevance Health
5.150%, 06/15/29	220,000	222,857
Icon Investments Six DAC
5.809%, 05/08/27	265,000	270,225
Quest Diagnostics
3.450%, 06/01/26	910,000	892,444

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Royalty Pharma
1.750%, 09/02/27	$1,275,000	$1,175,465
Smith & Nephew
5.150%, 03/20/27	515,000	517,875
Solventum
5.450%, 02/25/27(A)	1,150,000	1,164,852
		5,214,945
INDUSTRIALS — 0.9%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,025,918
HEICO
5.250%, 08/01/28	270,000	274,182
Mileage Plus Holdings
6.500%, 06/20/27(A)	742,500	749,823
Penske Truck Leasing Lp
5.750%, 05/24/26(A)	1,000,000	1,011,443
5.350%, 01/12/27(A)	485,000	489,278
Waste Management
4.950%, 07/03/27	1,150,000	1,162,150
		4,712,794
INFORMATION TECHNOLOGY — 0.6%
Cadence Design Systems
4.300%, 09/10/29	760,000	745,399
Flex
6.000%, 01/15/28	550,000	563,698
Open Text
6.900%, 12/01/27(A)	1,295,000	1,345,611
		2,654,708
MATERIALS — 0.2%
Berry Global
4.875%, 07/15/26(A)	582,000	577,775
Celanese US Holdings
6.050%, 03/15/25	278,000	278,838
		856,613
REAL ESTATE — 0.2%
COPT Defense Properties
2.250%, 03/15/26‡	550,000	528,993
Kilroy Realty
3.450%, 12/15/24‡	477,000	475,803
		1,004,796
UTILITIES — 5.2%
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	919,410
Avangrid
3.200%, 04/15/25	2,500,000	2,478,518
3.150%, 12/01/24	2,000,000	1,995,649
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,350,675	1,363,186

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Continental Wind
6.000%, 02/28/33(A)	$944,989	$959,907
Edison International
4.700%, 08/15/25	1,450,000	1,445,961
Electricite de France
3.625%, 10/13/25(A)	500,000	493,913
Emera US Finance
3.550%, 06/15/26	1,025,000	1,001,517
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	500,301
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,045,263
Oncor Electric Delivery
0.550%, 10/01/25	1,149,000	1,108,937
Pacific Gas and Electric
5.450%, 06/15/27	725,000	734,949
3.300%, 12/01/27	825,000	786,687
PG&E Recovery Funding
4.838%, 06/01/33	3,920,000	3,928,405
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,009,783
Sempra
5.400%, 08/01/26	1,330,000	1,343,554
Southern California Edison
4.900%, 06/01/26	580,000	582,800
Southern Power
4.150%, 12/01/25	1,000,000	991,532
0.900%, 01/15/26	1,000,000	954,375
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	2,130,419	2,075,376
		25,720,023
Total Corporate Obligations
(Cost $169,836,198)		170,474,178

U.S. TREASURY OBLIGATIONS — 22.1%

U.S. Treasury Notes
4.250%, 10/15/25	$7,000,000	$6,995,023
4.000%, 12/15/25	5,000,000	4,984,375
4.000%, 02/15/26	9,700,000	9,669,687
3.500%, 09/30/26	750,000	740,801
3.500%, 09/30/29	1,000,000	971,015
3.125%, 08/31/27	28,700,000	27,928,687
3.000%, 10/31/25	2,450,000	2,418,495
1.875%, 06/30/26	33,900,000	32,651,262
1.875%, 07/31/26	7,200,000	6,920,438
0.625%, 12/31/27	5,500,000	4,929,590

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
0.500%, 06/30/27	$7,200,000	$6,544,406
0.250%, 06/30/25	5,150,000	5,011,594

Total U.S. Treasury Obligations
(Cost $110,114,761)		109,765,373

ASSET-BACKED SECURITIES — 22.1%

Automotive — 14.5%
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	$288,397	$286,544
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	1,000,000	1,008,224
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	22,087	22,069
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	290,404	293,324
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	785,000	792,956
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	1,015,000	1,028,949
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	129,640	129,714
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/26	480,000	480,542
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/26	1,175,000	1,183,594
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	460,000	464,584
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/26	68,452	68,491
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/28	465,000	466,746
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	796,313

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	$489,967	$489,873
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	735,000	740,804
CarMax Auto Owner Trust, Ser 2024-4, Cl A2A
4.670%, 12/15/27	1,150,000	1,149,983
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	102,928	97,794
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/26 (A)	88,510	88,683
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/27 (A)	290,376	291,104
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/29 (A)	1,912,000	1,918,428
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	686,547	690,403
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	1,055,000	1,069,494
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	500,000	502,781
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	290,246	291,386
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	127,174	126,715
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	328,771	330,314
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	1,449,228	1,459,750
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	2,401,065	2,442,479
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	358,969
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/26	47,226	47,234
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	214,655	214,980

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	$599,000	$600,355
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	761,000	766,119
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	688,651	688,560
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	550,000	544,524
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	732,551
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/26 (A)	10,778	10,778
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	900,000	901,168
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	312,020	313,570
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	587,229	594,351
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	1,001,848
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	565,000	565,725
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A2A
5.100%, 05/18/26	129,515	129,548
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	475,000	474,174
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	1,850,000	1,869,195

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	$525,000	$527,696
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,298,858
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	858,333	854,756
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	1,250,000	1,255,549
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	892,530
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/26 (A)	569,818	569,927
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	900,000	900,225
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	875,000	876,976
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/26 (A)	1,405,000	1,418,681
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A2A
5.190%, 12/15/25	63,026	63,027
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	355,000	354,669
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,850,000	1,868,843
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/26 (A)	113,528	113,586
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/28 (A)	735,988	751,766
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	1,110,000	1,120,638
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	2,750,000	2,749,832

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	$2,000,000	$2,027,260
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	811,600	810,461
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	1,670,000	1,669,128
Porsche Financial Auto Securitization Trust, Ser 2023-1A, Cl A2
5.420%, 12/22/26 (A)	82,403	82,425
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	370,000	374,153
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	980,000	967,077
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	375,000	376,087
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	255,000	255,993
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	880,000	884,434
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	1,070,000	1,079,025
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	340,000	341,453
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (A)	237,448	237,615
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	2,385,000	2,393,897
Tesla Auto Lease Trust, Ser 2023-A, Cl A4
5.940%, 07/20/27 (A)	2,500,000	2,520,193
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/25 (A)	250,992	251,320

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	$408,000	$411,005
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	1,170,000	1,176,240
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (A)	560,000	559,819
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	807,207	809,577
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	313,382
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	531,680	531,746
Toyota Lease Owner Trust, Ser 2023-A, Cl A4
5.050%, 08/20/27 (A)	1,925,000	1,929,015
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	1,500,000	1,485,130
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/26 (A)	388	388
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	1,000,000	1,009,454
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	323,109
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	466,660	463,604
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	43,711	43,714
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	223,107	224,315
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	1,226,222	1,232,400
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	1,125,216	1,144,209

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	$700,000	$704,318
		71,775,195
Other Asset-Backed Securities — 7.6%
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/28 (A)	755,000	757,163
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	550,000	554,038
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	205,895	206,302
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	303,066	305,232
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	191,800
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.939%, TSFR3M + 1.060%, 04/20/31 (A)(B)	376,820	377,465
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	380,398	383,763
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	30,967	30,960
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	315,000	314,997
Buttermilk Park CLO, Ser 2024-1A, Cl A1R
5.736%, TSFR3M + 1.080%, 10/15/31 (A)(B)	1,667,833	1,670,110
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	573,424	577,380
CIFC Funding, Ser 2024-5A, Cl AR
6.058%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,278,734
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	1,000,000	1,002,402
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/29 (A)	83,127	83,260

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	$400,000	$402,693
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	590,000	597,532
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	765,954	773,828
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	475,000	481,729
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	177,639	177,719
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	685,529
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,500,000	1,507,393
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	265,000	266,038
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,019,258
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	1,000,000	1,066,399
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (A)	300,000	306,561
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
6.416%, TSFR3M + 1.862%, 11/05/29 (A)(B)	928,853	929,164
Granite Park Equipment Leasing, Ser 2023-1A, Cl A2
6.510%, 05/20/30 (A)	1,321,397	1,337,853
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A2
4.920%, 05/15/25 (A)	2,481	2,480
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	334,893	335,515
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	585,000	587,149
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	285,000	287,348
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	850,000	852,855
Kubota Credit Owner Trust, Ser 2023-1A, Cl A2
5.400%, 02/17/26 (A)	143,790	143,912

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	$1,049,082	$1,052,028
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	42,672	42,594
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	589,743
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	698,717	702,213
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	134,780	115,883
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
5.939%, TSFR3M + 1.060%, 01/20/31 (A)(B)	662,648	664,033
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.888%, TSFR3M + 0.970%, 04/15/31 (A)(B)	333,380	333,873
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,057,641
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	955,000	872,330
Prosper Marketplace Issuance Trust, Ser 2023-1A, Cl A
7.060%, 07/16/29 (A)	86,647	86,927
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl A2
4.992%, 09/15/49 (A)	765,000	739,835
RR 24, Ser 2023-24A, Cl A1AR
6.386%, TSFR3M + 1.730%, 01/15/36 (A)(B)	1,295,000	1,297,166
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/30 (A)	1,174,120	1,192,573
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	914,704	886,717
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	910,034	880,370
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,495,257	1,506,104
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
6.323%, TSFR3M + 1.222%, 11/18/30 (A)(B)	237,133	237,293

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	$1,900,000	$1,876,805
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/28	1,575,000	1,575,593
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	332,772	336,569
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	422,523	394,023
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	183,263	168,872
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	872,848	690,611
		37,794,357
Total Asset-Backed Securities
(Cost $108,825,661)		109,569,552

MORTGAGE-BACKED SECURITIES — 13.6%

Agency Mortgage-Backed Obligation — 7.0%
FHLMC
5.000%, 07/01/35	$96,092	$96,021
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.440%, 09/25/37 (B)	17,030,413	1,766,638
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	963,621	953,932
FHLMC, Ser 2016-4632, Cl MA
4.000%, 08/15/54	1,026,041	993,533
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	454,619	438,142
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	2,274,047	2,255,150
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	2,466,213	2,446,809
FNMA
5.000%, 03/01/34	74,509	74,364
3.500%, 11/01/34	594,830	588,445
3.000%, 02/01/35	1,240,696	1,201,269
3.000%, 03/01/33	676,741	653,426
FNMA, Ser 2009-62, Cl WA
5.590%, 08/25/39 (B)	17,824	17,853
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	1,270,738	1,237,303
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	2,212,546	2,094,967

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	$897,390	$864,836
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	426,405	402,189
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	1,068,808	1,012,213
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	1,173,422	1,121,287
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	483,551	454,855
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,329,645	1,300,917
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	3,721,558	3,726,273
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	2,127,289	2,112,942
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	1,927,179	1,909,890
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	9,257	9,163
GNMA, Ser 2017-99, Cl WA
4.962%, 12/20/32 (B)	129,536	128,503
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	178,289	174,964
GNMA, Ser 2023-131, Cl BT
4.000%, 03/20/49	4,050,675	3,945,581
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	876,206	875,816
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	1,965,747	1,936,883
		34,794,164
Non-Agency Mortgage-Backed Obligation — 6.6%
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(E)	907,740	894,635
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(E)	411,015	409,580
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(E)	1,579,027	1,567,329
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	266,457	261,798
BANK, Ser 2024-BNK48, Cl A1
4.333%, 10/15/29	570,000	562,174
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	802,116	800,527
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	1,175,000	1,174,976

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(E)	$1,858,943	$1,863,749
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
5.794%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	487,236
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.294%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,462,500
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
6.644%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,750,000	1,717,245
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,093,837
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.392%, TSFR1M + 0.540%, 02/25/35 (B)	5,657	5,253
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48	1,275,000	1,270,399
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	37,368	36,729
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.299%, TSFR1M + 1.494%, 07/15/38 (A)(B)	977,743	977,743
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.722%, 10/25/48 (A)(B)	1,950,000	1,927,363
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(E)	1,122,607	1,128,126
GS Mortgage Securities Trust, Ser 2021-DM, Cl AS
6.304%, TSFR1M + 1.499%, 11/15/36 (A)(B)	2,500,000	2,479,724
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
5.904%, 08/25/34 (B)	10,733	10,111
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	954,583
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
7.297%, 08/25/34 (B)	9,304	9,358
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.335%, 09/10/39 (A)(B)	214,000	193,405

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.719%, TSFR1M + 0.915%, 04/15/38 (A)(B)	$2,568,628	$2,561,169
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	330,776	328,574
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(E)	710,947	714,028
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	319,711	317,372
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(E)	561,000	560,583
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(E)	733,751	739,185
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	2,000,000	1,779,987
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	75,403	62,960
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.223%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	440,719
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(E)	969,664	976,510
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	910,702	907,538
		32,677,005
Total Mortgage-Backed Securities
(Cost $66,817,693)		67,471,169

MUNICIPAL BONDS — 4.2%

California — 1.4%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,446,757
5.950%, 08/01/29	825,000	834,264
California Earthquake Authority, Ser A, RB
5.750%, 11/01/24	1,300,000	1,300,000

MUNICIPAL BONDS — continued
	Face Amount	Value
Los Angeles Unified School District, Ser QRR, GO
4.850%, 01/01/25	$300,000	$300,019
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	400,000	405,075
San Diego Unified School District, GO
3.915%, 07/01/28	600,000	590,977
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,408,533
		6,285,625
Florida — 0.3%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	1,500,000	1,545,747

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	823,467	798,125

Illinois — 0.2%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	247,712
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,232,736
		1,480,448
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	656,487	644,020

Montana — 0.2%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	750,000	771,097

New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB
5.050%, 02/01/29 (A)(B)	2,000,000	2,000,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

MUNICIPAL BONDS — continued
	Face Amount	Value
4.880%, 07/01/33 (A)(B)	$850,000	$850,000
		2,850,000
New Jersey — 0.5%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,008,360
4.927%, 03/01/26	1,000,000	1,003,814
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/26	510,000	510,331
		2,522,505
New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/27	665,000	672,378

Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	599,616

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	930,404
2.165%, 11/01/26 (A)	500,000	474,319
		1,404,723
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	240,000	241,670

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	916,163

Total Municipal Bonds
(Cost $20,706,494)		20,732,129

SOVEREIGN DEBT — 1.3%

CANADA — 0.2%
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$948,792

SOVEREIGN DEBT — continued
	Face Amount	Value
JAPAN — 0.3%
Japan Bank for International Cooperation
1.625%, 01/20/27	$500,000	$470,755
Japan International Cooperation Agency
4.750%, 05/21/29	1,000,000	1,012,559

		1,483,314
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(A)	250,000	251,184

SUPRANATIONAL — 0.6%
European Investment Bank
2.375%, 05/24/27	2,500,000	2,391,374
2.125%, 04/13/26	447,000	433,382

		2,824,756
SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	1,000,000	1,015,100

Total Sovereign Debt
(Cost $6,476,741)		6,523,146

REPURCHASE AGREEMENTS — 1.1%

Barclays Capital
4.860%, dated 10/31/24, to be repurchased on 11/01/24, repurchase price $2,900,392, (collateralized by U.S. Treasury Obligation, par value $3,291,300, 1.375%, 10/31/2028; with total market value $2,958,076).	$2,900,000	$2,900,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

REPURCHASE AGREEMENTS — continued
	Face Amount	Value
Socgen Triparty Treasury
4.850%, dated 10/31/24, to be repurchased on 11/01/24, repurchase price $2,800,377, (collateralized by U.S. Treasury Obligation, par value $3,832,100, 2.250%, 05/15/2041; with total market value $2,856,037).	$2,800,000	$2,800,000

Total Repurchase Agreements
(Cost $5,700,000)		5,700,000

BANK LOAN OBLIGATION — 0.5%

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(B)	$2,255,025	$2,254,326

Total Bank Loan Obligation
(Cost $2,250,725)		2,254,326

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%

Export-Import Bank of the United States
2.628%, 11/12/26	$1,227,044	$1,196,156
United States International Development Finance
1.790%, 10/15/29	304,931	282,826

Total U.S. Government Agency Obligations
(Cost $1,533,397)		1,478,982
Total Investments in Securities— 99.6%
(Cost $492,261,670)		$493,968,855

Percentages are based on Net Assets of $496,136,095.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	249	Dec-2024	$51,747,355	$51,280,383	$(466,972)

‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2024 was $169,512,936 and represented 34.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)	Zero coupon security.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2024

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$170,474,178	$—	$170,474,178
U.S. Treasury Obligations	—	109,765,373	—	109,765,373
Asset-Backed Securities	—	109,569,552	—	109,569,552
Mortgage-Backed Securities	—	67,471,169	—	67,471,169
Municipal Bonds	—	20,732,129	—	20,732,129
Sovereign Debt	—	6,523,146	—	6,523,146
Repurchase Agreements	—	5,700,000	—	5,700,000
Bank Loan Obligation	—	2,254,326	—	2,254,326
U.S. Government Agency Obligations	—	1,478,982	—	1,478,982

Total Investments in Securities	$—	$493,968,855	$—	$493,968,855

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(466,972)	–	–	(466,972)
Total Other Financial Instruments	$(466,972)	$–	$–	$(466,972)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 33.1%
	Face Amount	Value
U.S. Treasury Bonds
4.750%, 11/15/43	$7,165,000	$7,334,049
4.750%, 11/15/53	3,323,000	3,466,708
4.625%, 05/15/44	19,110,000	19,208,536
4.625%, 05/15/54	3,500,000	3,584,766
4.500%, 02/15/44	18,328,000	18,133,165
4.375%, 08/15/43	3,160,000	3,081,617
4.250%, 02/15/54	11,324,000	10,895,638
4.250%, 08/15/54	965,000	929,416
4.125%, 08/15/44	15,383,000	14,447,483
4.125%, 08/15/53	14,732,000	13,849,302
3.875%, 05/15/43	3,615,000	3,296,569
3.625%, 05/15/53	460,000	395,043
3.375%, 08/15/42	8,500,000	7,266,836
3.000%, 02/15/49	615,000	469,250
3.000%, 08/15/52	88,437,000	67,065,243
2.500%, 02/15/45	15,310,000	11,023,798
2.500%, 02/15/46	1,775,000	1,264,063
2.500%, 05/15/46	990,000	702,745
2.375%, 02/15/42	870,000	640,945
2.250%, 08/15/46	1,805,000	1,215,766
2.250%, 02/15/52	5,235,000	3,361,647
2.000%, 11/15/41	1,305,000	908,300
2.000%, 02/15/50	4,745,000	2,911,132
2.000%, 08/15/51	6,755,000	4,090,469
1.875%, 02/15/41	935,000	649,095
1.875%, 02/15/51	325,000	191,496
1.875%, 11/15/51	3,200,000	1,872,625
1.750%, 08/15/41	9,530,000	6,392,173
1.625%, 11/15/50	9,615,000	5,314,278
1.375%, 08/15/50	8,675,000	4,487,279
1.250%, 05/15/50	19,980,000	10,039,170
1.125%, 08/15/40	1,255,000	776,041
U.S. Treasury Inflation Indexed Bond
1.500%, 02/15/53	2,480,201	2,132,799
U.S. Treasury Notes
4.660%, USBMMY3M + 0.170%, 10/31/25(A)	46,210,000	46,188,726
4.640%, USBMMY3M + 0.150%, 04/30/26(A)	34,660,000	34,631,894
4.625%, 04/30/29	20,150,000	20,531,748
4.615%, USBMMY3M + 0.125%, 07/31/25(A)	13,830,000	13,822,810
4.500%, 04/15/27	2,695,000	2,717,529
4.500%, 05/15/27	5,380,000	5,426,024
4.375%, 07/31/26	5,595,000	5,611,392
4.375%, 07/15/27	7,565,000	7,611,099
4.375%, 11/30/28	3,995,000	4,025,743
4.375%, 11/30/30	5,845,000	5,896,600
4.375%, 05/15/34	18,331,000	18,462,754
4.250%, 03/15/27	1,285,000	1,288,363

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
4.250%, 06/30/29	$39,525,000	$39,662,411
4.250%, 06/30/31	20,325,000	20,350,406
4.125%, 10/31/29	9,135,000	9,125,009
4.125%, 07/31/31	5,825,000	5,789,959
4.000%, 02/29/28	3,130,000	3,115,695
4.000%, 06/30/28	3,325,000	3,307,985
4.000%, 07/31/29	11,660,000	11,579,382
4.000%, 10/31/29	882,000	875,213
4.000%, 02/28/30	1,520,000	1,507,234
4.000%, 01/31/31	2,505,000	2,475,645
3.875%, 08/15/33	50,400,000	48,937,219
3.875%, 08/15/34	61,075,000	59,090,062
3.750%, 08/31/26	17,030,000	16,899,614
3.750%, 08/15/27	24,325,000	24,081,750
3.750%, 05/31/30	3,410,000	3,336,205
3.625%, 03/31/30	8,000,000	7,784,688
3.625%, 09/30/31	14,825,000	14,294,543
3.500%, 09/30/26	8,610,000	8,504,393
3.500%, 09/30/29	11,390,000	11,060,755
3.500%, 01/31/30	8,465,000	8,196,170
3.500%, 02/15/33	2,050,000	1,941,895
2.875%, 05/15/32	5,600,000	5,107,375
2.750%, 05/31/29	9,035,000	8,503,135
2.375%, 03/31/29	10,145,000	9,417,413
1.625%, 05/15/31	10,195,000	8,694,822
1.375%, 11/15/31	9,020,000	7,460,527
1.250%, 08/15/31	2,970,000	2,452,570
1.125%, 02/29/28	3,775,000	3,422,273
1.125%, 02/15/31	2,385,000	1,986,910
0.875%, 11/15/30	2,415,000	1,993,413
0.750%, 01/31/28	1,450,000	1,301,262

Total U.S. Treasury Obligations
(Cost $772,531,689)		749,868,057

MORTGAGE-BACKED SECURITIES — 27.5%

Agency Mortgage-Backed Obligation — 24.2%
FHLMC
7.505%, RFUCCT1Y + 1.630%, 07/01/44 (A)	$16,611	$16,954
7.282%, RFUCCT1Y + 1.609%, 10/01/44 (A)	37,758	38,880
7.276%, RFUCCT1Y + 1.986%, 04/01/40 (A)	3,811	3,905
7.227%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,384	2,467
7.215%, RFUCCT1Y + 1.625%, 12/01/45 (A)	101,451	104,000
7.077%, RFUCCT1Y + 1.808%, 10/01/41 (A)	5,055	5,210
7.061%, RFUCCT1Y + 1.607%, 11/01/44 (A)	242,363	250,038

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
7.036%, RFUCCT1Y + 1.631%, 05/01/46 (A)	$14,092	$14,486
7.008%, RFUCCT1Y + 1.877%, 01/01/42 (A)	27,966	28,803
7.005%, RFUCCT1Y + 1.630%, 05/01/44 (A)	2,590	2,613
7.000%, 02/01/54	1,923,679	2,004,810
7.000%, 11/01/32	155,491	161,747
7.000%, 10/01/32	5,040	5,250
7.000%, 09/01/32	9,558	9,942
7.000%, 07/01/32	2,126	2,211
7.000%, 06/01/32	36,473	37,974
6.894%, RFUCCT1Y + 1.782%, 11/01/39 (A)	60,876	62,745
6.735%, RFUCCT1Y + 1.614%, 11/01/44 (A)	25,154	25,848
6.707%, RFUCCT1Y + 1.630%, 01/01/45 (A)	15,588	16,012
6.672%, RFUCCT1Y + 1.655%, 08/01/44 (A)	204,382	209,942
6.506%, RFUCCT1Y + 1.693%, 04/01/38 (A)	76,910	79,049
6.500%, 01/01/54	1,913,699	1,962,352
6.500%, 01/01/38	608	628
6.500%, 11/01/37	1,105	1,123
6.500%, 09/01/37	13,563	13,767
6.500%, 08/01/37	1,964	2,024
6.500%, 12/01/32	53,628	55,779
6.500%, 12/01/31	1,397	1,437
6.413%, RFUCCT1Y + 1.650%, 04/01/43 (A)	28,877	29,211
6.285%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,683	1,708
6.224%, RFUCCT1Y + 1.724%, 04/01/36 (A)	5,115	5,172
6.166%, RFUCCT1Y + 1.613%, 01/01/44 (A)	21,873	22,357
6.000%, 08/01/53	1,112,528	1,122,977
6.000%, 07/01/53	1,219,380	1,229,874
6.000%, 05/01/39	30,576	31,783
6.000%, 04/01/39	14,499	14,996
6.000%, 02/01/39	11,818	12,284
6.000%, 09/01/38	7,869	8,133
6.000%, 06/01/38	2,922	2,930
6.000%, 11/01/36	20,926	21,469
6.000%, 12/01/33	7,922	8,149
5.988%, RFUCCT1Y + 1.630%, 02/01/45 (A)	12,043	12,342
5.981%, RFUCCT1Y + 1.630%, 02/01/45 (A)	123,107	126,220
5.920%, RFUCCT1Y + 1.630%, 01/01/45 (A)	111,288	113,359
5.880%, RFUCCT1Y + 1.630%, 12/01/44 (A)	30,776	31,427

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.500%, 10/01/54	$11,420,244	$11,314,194
5.500%, 06/01/54	1,571,339	1,574,199
5.500%, 05/01/54	3,834,471	3,813,061
5.500%, 03/01/54	11,333,789	11,228,546
5.500%, 06/01/37	478	476
5.500%, 01/01/35	61,857	62,633
5.000%, 03/01/54	10,334,543	10,073,846
5.000%, 04/01/34	4,369	4,388
4.500%, 09/01/53	3,698,947	3,539,854
4.500%, 09/01/48	605,813	584,149
4.500%, 03/01/47	409,544	397,512
4.500%, 03/01/46	76,163	73,993
4.500%, 11/01/45	152,384	148,071
4.500%, 02/01/45	521,498	501,970
4.500%, 10/01/44	21,513	20,859
4.500%, 08/01/44	381,279	370,415
4.500%, 07/01/44	105,091	102,095
4.500%, 03/01/44	9,607	9,333
4.500%, 01/01/44	85,624	83,183
4.500%, 12/01/43	74,885	72,604
4.500%, 11/01/43	8,949	8,771
4.500%, 05/01/42	36,244	34,585
4.500%, 09/01/41	117,468	115,137
4.500%, 07/01/41	16,779	16,446
4.500%, 05/01/41	36,139	35,422
4.500%, 04/01/40	48,460	47,499
4.500%, 12/01/33	15,072	14,975
4.500%, 06/01/31	13,268	13,214
4.500%, 06/01/26	234	234
4.500%, 02/01/26	1,764	1,763
4.250%, 09/01/42	865,355	821,946
4.192%, SOFR30A + 2.280%, 09/01/52 (A)	859,391	837,802
4.000%, 03/01/53	1,286,312	1,190,219
4.000%, 11/01/52	6,246,799	5,780,138
4.000%, 09/01/52	1,162,378	1,075,670
4.000%, 01/01/52	1,099,449	1,017,905
4.000%, 05/01/46	638,498	601,843
4.000%, 07/01/34	50,992	49,901
4.000%, 10/01/31	28,780	28,261
3.500%, 07/01/52	8,750,088	7,879,721
3.500%, 06/01/52	3,442,277	3,079,326
3.500%, 04/01/52	10,899,845	9,806,737
3.500%, 02/01/52	488,344	438,702
3.500%, 01/01/52	2,825,390	2,544,661
3.500%, 04/01/51	2,603,832	2,337,570
3.500%, 04/01/37	341,015	325,755
3.152%, RFUCCT1Y + 1.630%, 02/01/45 (A)	124,806	127,115
3.000%, 06/01/52	1,606,253	1,392,685
3.000%, 03/01/52	1,246,807	1,089,151
3.000%, 11/01/50	1,620,394	1,416,516
3.000%, 02/01/50	6,689,730	5,850,916

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.500%, 05/01/52	$2,545,650	$2,137,460
2.500%, 07/01/50	4,594,123	3,868,023
2.500%, 01/01/36	902,195	830,305
2.000%, 06/01/52	4,547,315	3,610,485
2.000%, 04/01/52	1,764,048	1,400,202
2.000%, 03/01/52	4,410,732	3,547,688
2.000%, 01/01/52	1,361,187	1,098,079
2.000%, 04/01/51	3,303,776	2,639,292
2.000%, 12/01/50	3,421,180	2,759,875
2.000%, 11/01/50	1,258,935	1,017,368
2.000%, 09/01/50	11,644,385	9,330,817
2.000%, 07/01/50	5,131,726	4,144,506
2.000%, 02/01/42	1,611,682	1,343,996
FHLMC Multiclass Certificates Series, Ser 2024-P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,436,604
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,215,000	1,147,826
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.712%, 07/25/32 (A)	17,709	16,396
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.390%, 07/25/33 (A)	162,770	154,130
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	109,323	112,689
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	44,107	45,999
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	317,462	329,930
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	18,496	19,232
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	22,080	22,472
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	7,303	7,445
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	31,887	32,643
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	123,181	126,774
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	33,784	34,069

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	$98,552	$101,581
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	12,707	12,748
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,417	2,404
FHLMC, Ser 2013-299, Cl F1
5.624%, SOFR30A + 0.614%, 01/15/43 (A)	132,960	131,190
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	101,293	98,893
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	181,933	178,205
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,423,473	2,971,654
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	152,531	150,672
FHLMC, Ser 2021-5133, Cl BD
3.000%, 07/25/41	2,315,945	2,112,065
FNMA
7.509%, RFUCCT1Y + 1.815%, 07/01/41 (A)	38,255	39,582
7.363%, RFUCCT1Y + 1.580%, 09/01/47 (A)	95,390	98,276
7.361%, RFUCCT1Y + 1.590%, 07/01/44 (A)	87,152	89,866
7.316%, H15T1Y + 2.298%, 08/01/34 (A)	7,714	7,931
7.297%, RFUCCT1Y + 1.470%, 06/01/35 (A)	2,532	2,585
7.268%, H15T1Y + 2.143%, 08/01/34 (A)	251	257
7.246%, RFUCCT1Y + 1.685%, 11/01/36 (A)	5,233	5,276
7.197%, RFUCCT1Y + 1.561%, 06/01/44 (A)	38,949	40,072
7.190%, RFUCCT1Y + 1.580%, 09/01/44 (A)	1,011	1,038
7.110%, RFUCCT1Y + 1.610%, 10/01/47 (A)	89,403	90,914
7.036%, H15T1Y + 1.999%, 09/01/34 (A)	558	574
7.000%, 12/01/37	206	215
7.000%, 08/01/32	94,180	97,869
7.000%, 11/01/29	28,774	29,901
6.937%, RFUCCT1Y + 1.790%, 06/01/38 (A)	3,450	3,565
6.890%, RFUCCT1Y + 1.460%, 05/01/35 (A)	17,288	17,821
6.708%, RFUCCT1Y + 1.580%, 04/01/44 (A)	80,158	82,354
6.669%, RFUCCT1Y + 1.698%, 04/01/44 (A)	63,046	65,094

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.662%, RFUCCT1Y + 1.554%, 01/01/45 (A)	$18,664	$19,165
6.620%, RFUCCT1Y + 1.568%, 05/01/44 (A)	49,552	50,846
6.587%, RFUCCT1Y + 1.685%, 06/01/42 (A)	5,919	5,988
6.554%, RFUCCT1Y + 1.577%, 08/01/43 (A)	2,887	2,944
6.523%, RFUCCT1Y + 1.568%, 05/01/45 (A)	171,960	176,453
6.500%, 01/01/49	4,999	5,231
6.500%, 10/01/39	32,202	33,515
6.500%, 08/01/39	13,359	13,784
6.500%, 10/01/38	11,146	11,585
6.500%, 03/01/38	3,418	3,498
6.500%, 02/01/38	3,159	3,271
6.500%, 12/01/37	12,141	12,685
6.500%, 11/01/37	758	792
6.500%, 03/01/35	135,732	140,644
6.500%, 05/01/33	1,787	1,835
6.500%, 12/01/32	6,622	6,892
6.500%, 08/01/32	15,984	16,384
6.253%, RFUCCT1Y + 1.577%, 10/01/44 (A)	138,174	141,769
6.148%, RFUCCT1Y + 1.580%, 11/01/44 (A)	12,803	13,123
6.050%, RFUCCT1Y + 1.550%, 02/01/44 (A)	633	641
6.036%, RFUCCT1Y + 1.786%, 12/01/39 (A)	9,463	9,618
6.000%, 07/01/39	49,169	50,769
6.000%, 05/01/38	26,194	27,190
6.000%, 08/01/37	64,973	66,589
6.000%, 07/01/37	17,813	18,440
6.000%, 03/01/37	8,431	8,755
6.000%, 09/01/36	46,129	47,420
6.000%, 03/01/36	5,732	5,895
6.000%, 11/01/35	8,902	9,150
6.000%, 07/01/35	3,837	3,947
6.000%, 04/01/35	38,801	40,021
6.000%, 04/01/34	9,082	9,339
6.000%, 03/01/34	135,113	138,681
6.000%, 12/01/33	2,459	2,519
6.000%, 11/01/33	2,391	2,452
6.000%, 12/01/32	3,141	3,239
5.958%, RFUCCT1Y + 1.583%, 02/01/44 (A)	13,750	14,112
5.928%, RFUCCT1Y + 1.551%, 02/01/44 (A)	7,706	7,900
5.850%, RFUCCT1Y + 1.600%, 12/01/44 (A)	20,401	20,931
5.840%, RFUCCT1Y + 1.590%, 12/01/44 (A)	99,708	102,270

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.814%, RFUCCT1Y + 1.564%, 01/01/44 (A)	$52,076	$52,783
5.743%, RFUCCT1Y + 1.653%, 05/01/46 (A)	24,085	24,419
5.500%, 10/01/54	11,457,895	11,351,495
5.500%, 02/01/54	3,641,152	3,607,342
5.500%, 01/01/53	13,566,274	13,444,914
5.500%, 02/01/38	2,335	2,330
5.500%, 04/01/37	90,198	91,190
5.500%, 09/01/36	7,673	7,760
5.500%, 10/01/35	39,596	39,995
5.500%, 04/01/35	116,590	119,260
5.500%, 11/01/33	4,608	4,660
5.500%, 06/01/33	25,832	26,149
5.500%, 11/01/29	3,325	3,367
5.000%, 06/01/52	1,392,600	1,358,484
5.000%, 03/01/49	162,836	160,742
5.000%, 12/01/48	136,917	136,056
5.000%, 08/01/40	11,888	11,920
5.000%, 09/01/39	34,514	34,447
4.500%, 03/01/52	312,356	297,654
4.500%, 06/01/48	248,268	239,287
4.500%, 07/01/47	78,013	75,901
4.500%, 02/01/46	523,626	512,216
4.500%, 09/01/45	43,148	41,865
4.500%, 02/01/45	181,035	175,651
4.500%, 10/01/44	23,295	22,602
4.500%, 09/01/43	6,709	6,510
4.500%, 01/01/43	452,584	438,770
4.500%, 07/01/42	166,900	163,379
4.500%, 01/01/42	50,589	49,523
4.500%, 12/01/41	24,292	23,729
4.500%, 11/01/41	21,945	21,459
4.500%, 09/01/41	11,703	11,341
4.500%, 08/01/41	11,939	11,650
4.500%, 05/01/41	845,956	826,517
4.500%, 06/01/36	18,679	18,217
4.500%, 09/01/31	32,308	32,111
4.500%, 06/01/31	9,019	8,971
4.500%, 01/01/31	79,190	78,515
4.500%, 08/01/26	14,827	14,798
4.000%, 01/01/57	5,564,693	5,158,777
4.000%, 10/01/52	2,429,732	2,260,620
4.000%, 09/01/52	2,122,486	1,965,100
4.000%, 08/01/52	3,804,567	3,520,674
4.000%, 04/01/52	1,508,867	1,407,470
4.000%, 10/01/51	1,403,193	1,303,399
4.000%, 04/01/48	1,442,746	1,352,880
4.000%, 03/01/46	3,210,331	3,019,975
4.000%, 01/01/37	284,320	276,454
4.000%, 11/01/35	52,432	51,079
4.000%, 01/01/35	882,693	860,884
4.000%, 10/01/34	422,297	413,586

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.000%, 06/01/34	$496,124	$483,691
4.000%, 03/01/34	198,683	194,266
4.000%, 11/01/33	314,648	307,321
4.000%, 10/01/33	39,225	38,143
4.000%, 10/01/32	37,514	36,756
4.000%, 09/01/31	106,925	104,920
4.000%, 12/01/30	155,559	152,960
4.000%, 11/01/30	112,208	110,317
3.713%, SOFR30A + 2.238%, 10/01/52 (A)	3,129,246	3,015,755
3.663%, RFUCCT1Y + 1.620%, 11/01/48 (A)	223,399	224,110
3.500%, 05/01/52	3,983,192	3,573,555
3.500%, 04/01/52	6,790,975	6,136,061
3.500%, 03/01/52	1,758,748	1,576,999
3.500%, 01/01/52	1,991,198	1,792,447
3.500%, 11/01/51	1,145,127	1,027,543
3.500%, 04/01/37	300,566	286,116
3.500%, 02/01/31	355,857	347,742
3.500%, 12/01/29	127,912	125,279
3.080%, RFUCCT1Y + 1.602%, 10/01/48 (A)	89,976	90,678
3.000%, 05/01/52	911,373	793,714
3.000%, 04/01/52	3,023,135	2,638,416
3.000%, 03/01/52	1,484,512	1,292,538
3.000%, 11/01/51	2,022,708	1,772,340
3.000%, 10/01/51	2,565,231	2,218,577
3.000%, 08/01/50	1,649,796	1,457,746
3.000%, 07/01/50	999,577	875,047
3.000%, 04/01/50	1,523,757	1,337,088
2.500%, 04/01/52	4,610,376	3,856,539
2.500%, 03/01/52	1,598,563	1,342,204
2.500%, 02/01/52	5,539,315	4,649,920
2.500%, 01/01/52	4,218,279	3,512,876
2.500%, 10/01/51	1,634,270	1,358,655
2.500%, 08/01/51	4,921,264	4,114,716
2.500%, 07/01/51	2,602,712	2,165,127
2.500%, 02/01/51	1,741,980	1,460,999
2.500%, 01/01/51	1,105,688	932,582
2.500%, 11/01/50	5,418,093	4,566,581
2.500%, 10/01/50	7,307,944	6,158,459
2.500%, 07/01/50	8,804,544	7,399,713
2.500%, 03/01/43	1,672,846	1,444,402
2.500%, 06/01/42	2,799,933	2,417,587
2.500%, 10/01/41	1,265,767	1,102,237
2.500%, 05/01/41	835,150	715,979
2.500%, 07/01/36	942,352	862,537
2.500%, 03/01/35	1,301,101	1,199,517
2.000%, 12/01/51	1,570,654	1,249,921
2.000%, 11/01/51	6,417,977	5,120,189
2.000%, 10/01/51	3,126,112	2,526,069
2.000%, 09/01/51	1,517,894	1,226,143
2.000%, 08/01/51	1,692,223	1,345,878

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.000%, 02/01/51	$1,135,783	$917,408
2.000%, 01/01/51	2,942,655	2,379,807
2.000%, 12/01/50	479,341	387,660
2.000%, 10/01/50	1,655,772	1,328,536
2.000%, 08/01/50	686,370	553,592
2.000%, 09/01/36	1,182,566	1,063,886
1.500%, 10/01/50	1,728,192	1,305,298
FNMA Grantor Trust, Ser 2000-T6, Cl A1
7.500%, 11/25/40	12,747	12,644
FNMA Grantor Trust, Ser 2001-T1, Cl A1
7.500%, 10/25/40	107,060	107,616
FNMA Grantor Trust, Ser 2001-T10, Cl A1
7.000%, 12/25/41	67,698	68,381
FNMA Grantor Trust, Ser 2001-T12, Cl A1
6.500%, 08/25/41	2,413	2,431
FNMA Grantor Trust, Ser 2001-T3, Cl A1
7.500%, 11/25/40	6,505	6,577
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	31,397	31,762
FNMA Grantor Trust, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,420	1,496
FNMA Grantor Trust, Ser 2001-T8, Cl A1
7.500%, 07/25/41	3,811	3,853
FNMA Grantor Trust, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,012	1,030
FNMA REMIC Trust, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	56,720	56,396
FNMA REMIC Trust, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	4,633	4,604
FNMA REMIC Trust, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	4,633	4,573
FNMA REMIC Trust, Ser 2003-W4, Cl 3A
4.769%, 10/25/42 (A)	51,728	54,787
FNMA REMIC Trust, Ser 2003-W4, Cl 4A
5.375%, 10/25/42 (A)	20,329	20,552
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	6,227	6,467

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	$9,785	$10,090
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	3,620	3,733
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	22,606	23,044
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	8,128	8,240
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	55,052	55,834
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	13,635	13,949
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,886	2,923
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,617	4,899
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	131,841	128,274
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	38,778	38,276
FNMA, Ser 2013-128, Cl CF
5.571%, SOFR30A + 0.714%, 12/25/43 (A)	223,313	221,275
FNMA, Ser 2014-1, Cl KF
5.571%, SOFR30A + 0.714%, 02/25/44 (A)	319,225	316,213
FNMA, Ser 2014-54, Cl CP
3.500%, 09/25/44	2,467,918	2,247,628
FNMA, Ser 2020-45, Cl HD
3.500%, 07/25/40	1,637,198	1,532,597
FNMA, Ser M1G, Cl A2
1.469%, 11/25/30 (A)	3,100,000	2,585,380
FNMA, Ser M3G, Cl A2
1.245%, 01/25/31 (A)	2,000,000	1,645,138
Freddie Mac Multifamily ML Certificates
1.877%, 07/25/37	1,617,891	1,284,990
1.219%, 07/25/41 (A)(B)	9,837,113	916,996
Freddie Mac Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	687,598	642,978
GNMA
7.000%, 12/15/29	518	536
6.500%, 05/15/29	829	852
6.000%, 10/20/54	4,460,000	4,496,591
6.000%, 09/20/54	7,860,500	7,924,990
6.000%, 08/20/54	1,751,657	1,766,028
6.000%, 07/20/54	18,840,579	18,995,153
6.000%, 06/20/54	3,275,994	3,302,871
6.000%, 05/20/54	8,118,387	8,194,686
6.000%, 04/20/54	5,212,409	5,255,174

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.000%, 11/20/53	$1,973,157	$2,001,767
5.500%, 09/20/54	12,957,050	12,894,255
5.500%, 05/20/54	3,382,983	3,367,063
5.500%, 09/20/53	11,182,784	11,134,389
5.500%, 06/20/53	6,546,040	6,520,441
5.500%, 05/20/53	4,961,123	4,941,276
5.500%, 04/20/53	4,502,217	4,488,219
5.500%, 02/20/53	6,386,181	6,367,467
5.500%, 01/20/53	7,696,418	7,676,453
5.000%, 12/20/53	8,538,785	8,347,984
4.500%, 10/20/52	4,180,865	3,998,776
4.500%, 09/20/52	2,344,501	2,241,712
4.500%, 08/20/52	5,787,811	5,537,518
4.000%, 08/20/52	9,647,720	8,987,423
4.000%, 04/20/52	103,723	96,682
4.000%, 03/20/52	107,639	100,233
4.000%, 02/20/52	1,499,117	1,397,824
4.000%, 01/20/52	1,159,489	1,082,577
4.000%, 12/20/48	1,205,874	1,131,140
3.500%, 08/20/52	13,038,660	11,793,206
3.500%, 07/20/52	1,741,063	1,575,043
3.500%, 04/20/52	3,515,915	3,180,658
3.500%, 03/20/52	1,845,172	1,667,933
3.500%, 02/20/52	1,342,010	1,213,106
3.500%, 01/20/52	1,431,057	1,294,917
3.500%, 06/20/51	1,401,000	1,273,557
3.500%, 01/20/50	894,797	821,692
3.500%, 10/20/49	2,655,610	2,389,571
3.000%, 03/20/52	1,959,504	1,719,148
3.000%, 01/20/52	3,003,791	2,638,463
3.000%, 12/20/51	5,220,355	4,585,977
3.000%, 10/20/51	1,729,817	1,517,794
3.000%, 07/20/51	2,418,852	2,123,131
3.000%, 05/20/51	1,107,261	972,779
2.500%, 03/20/53	3,811,703	3,233,457
2.500%, 07/20/52	1,383,607	1,173,464
2.500%, 04/20/52	2,387,369	2,024,773
2.500%, 03/20/52	2,993,846	2,524,497
2.500%, 08/20/51	1,467,016	1,243,706
2.500%, 05/20/51	758,926	643,679
2.500%, 03/20/51	2,653,945	2,252,952
2.500%, 12/20/50	1,477,318	1,222,876
2.000%, 10/20/51	1,630,756	1,330,703
2.000%, 01/20/51	2,076,563	1,695,735
2.000%, 12/20/50	1,458,374	1,174,589
2.000%, 11/20/50	7,384,660	6,033,516
GNMA, Ser 2012-98, Cl BM
4.903%, 08/20/42 (A)	181,414	182,114
GNMA, Ser 2017-H17, Cl FQ
5.581%, TSFR12M + 0.985%, 09/20/67 (A)	1,168,593	1,169,011

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2017-H22, Cl FH
6.369%, TSFR12M + 0.935%, 11/20/67 (A)	$762,671	$760,521
GNMA, Ser 2017-H24, Cl FQ
6.309%, TSFR12M + 0.915%, 11/20/67 (A)	795,671	793,415
GNMA, Ser 2018-H04, Cl FK
5.581%, TSFR12M + 0.755%, 03/20/68 (A)	787,834	778,396
GNMA, Ser 2018-H05, Cl CF
5.601%, TSFR12M + 0.775%, 03/20/68 (A)	900,965	890,414
GNMA, Ser 2018-H05, Cl FE
5.611%, TSFR12M + 0.785%, 02/20/68 (A)	323,144	321,559
GNMA, Ser 2019-H09, Cl FG
6.092%, TSFR12M + 1.065%, 05/20/69 (A)	331,111	331,035
GNMA, Ser 2019-H16, Cl CF
6.010%, TSFR1M + 0.814%, 10/20/69 (A)	284,710	284,941
GNMA, Ser 2020-H01, Cl FV
5.960%, TSFR1M + 0.764%, 01/20/70 (A)	3,425,567	3,403,058
GNMA, Ser 2020-H02, Cl FB
5.910%, TSFR1M + 0.714%, 01/20/70 (A)	446,033	444,718
GNMA, Ser 2022-H04, Cl FG
5.440%, SOFR30A + 0.550%, 02/20/67 (A)	1,619,413	1,613,705
GNMA, Ser 2022-H08, Cl FE
6.095%, SOFR30A + 0.750%, 03/20/72 (A)	1,933,235	1,917,319
GNMA, Ser 2022-H09, Cl FA
5.560%, SOFR30A + 0.670%, 04/20/72 (A)	1,974,919	1,951,431
GNMA, Ser 2022-H11, Cl EF
5.860%, SOFR30A + 0.970%, 05/20/72 (A)	2,428,996	2,428,588
GNMA, Ser 2023-H04, Cl FC
5.740%, SOFR30A + 0.850%, 01/20/73 (A)	1,970,756	1,962,336
GNMA, Ser 2023-H13, Cl FJ
6.310%, SOFR30A + 1.420%, 02/20/73 (A)	1,208,664	1,223,454
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	2,984,308	2,832,313
		546,506,518
Non-Agency Mortgage-Backed Obligation — 3.3%
BANK 2024-BNK48, Ser BNK48, Cl C
6.081%, 10/15/34 (A)	2,895,000	2,868,286

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	$1,300,000	$970,450
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.384%, 04/15/56 (A)	1,640,000	1,621,895
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	828,840
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	2,057,353
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	2,550,000	2,710,671
BPR Trust, Ser 2022-OANA, Cl A
6.702%, TSFR1M + 1.898%, 04/15/37 (A)(B)	235,000	236,102
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.294%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,462,500
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	1,998,663
BX Trust, Ser 2024-VLT4, Cl A
6.295%, TSFR1M + 1.491%, 07/15/29 (A)(B)	685,000	685,428
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	592,370
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	632,910
Century Plaza Towers, Ser 2019-CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	417,419
Century Plaza Towers, Ser 2019-CPT, Cl E
2.997%, 11/13/39 (A)(B)	2,000,000	1,571,607
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,280,060
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,403,548
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl C
4.237%, 06/15/52 (A)	2,265,000	2,027,853
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	695,000	626,490
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	824,088

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.727%, 10/25/49 (A)(B)	$2,788,000	$2,647,197
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.278%, 11/25/51 (A)(B)	2,890,000	2,748,646
FREMF Mortgage Trust, Ser 2019-K96, Cl C
3.812%, 08/25/56 (A)(B)	1,910,000	1,747,702
FREMF Mortgage Trust, Ser 2020-K737, Cl C
3.308%, 01/25/53 (A)(B)	640,000	611,827
FREMF Mortgage Trust, Ser K100, Cl C
3.494%, 11/25/52 (A)(B)	130,000	117,537
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.550%, 03/05/33 (A)(B)	110,000	92,530
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,670,520
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	887,506
Jackson Park Trust, Ser 2019-LIC, Cl A
2.766%, 10/14/39 (B)	1,000,000	880,933
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.112%, 10/15/48 (A)	5,170,000	4,770,332
NW RE-REMIC TRUST, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (A)(B)	2,500,000	2,153,891
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	716,854
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,951,767
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	400,000	355,998
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,179,493
RFM Reremic Trust, Ser 2024-FRR2, Cl A123
2.013%, 02/27/54 (A)(B)	2,800,000	2,250,542
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,547,646

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	$2,447,000	$2,081,310
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl C
4.388%, 01/05/43 (A)(B)	700,000	520,008
Shops at Crystals Trust, Ser 2016-CSTL, Cl C
3.731%, 07/05/36 (A)(B)	2,800,000	2,687,472
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,058,732
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.175%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	988,856
Vendee Mortgage Trust, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	404	407
Vendee Mortgage Trust, Ser 1998-2, Cl 2A
8.793%, 08/15/27 (A)	7	7
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,320,555	1,221,386
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	2,360,890	2,098,917
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,247,012
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	973,656
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	2,031,155	1,707,135
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,313,755
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/40 (A)(B)	500,000	500,620
Wells Fargo Commercial Mortgage Trust, Ser 2018-C47, Cl C
4.919%, 09/15/61 (A)	1,295,000	1,202,504
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	1,100,000	902,185

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	$420,000	$389,953
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,650,000	1,679,056
		77,720,425
Total Mortgage-Backed Securities
(Cost $654,330,495)		624,226,943

CORPORATE OBLIGATIONS — 25.0%

COMMUNICATION SERVICES — 2.0%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,086,556
AT&T
4.500%, 03/09/48	471,000	401,019
4.350%, 06/15/45	2,720,000	2,293,680
3.800%, 12/01/57	750,000	539,085
3.550%, 09/15/55	1,238,000	858,947
2.750%, 06/01/31	725,000	636,899
2.550%, 12/01/33	150,000	122,030
CCO Holdings
4.500%, 05/01/32	975,000	829,622
4.500%, 06/01/33(B)	975,000	811,004
Charter Communications Operating
6.100%, 06/01/29	1,630,000	1,664,729
5.125%, 07/01/49	1,955,000	1,539,132
4.200%, 03/15/28	630,000	607,081
Comcast
4.650%, 02/15/33(C)	1,500,000	1,476,725
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,326,195
3.850%, 02/01/25(B)	800,000	797,132
3.350%, 09/15/26(B)	575,000	558,810
1.800%, 10/01/30(B)	650,000	535,258
Meta Platforms
5.400%, 08/15/54	725,000	729,737
4.450%, 08/15/52	2,665,000	2,341,087
Prosus MTN
4.850%, 07/06/27(B)	500,000	491,876
3.680%, 01/21/30(B)	200,000	182,919
3.061%, 07/13/31(B)	1,940,000	1,659,003
Rogers Communications
3.800%, 03/15/32	1,705,000	1,554,126
Telecom Italia Capital
7.721%, 06/04/38	1,345,000	1,399,892
7.200%, 07/18/36	175,000	177,328

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Tencent Holdings MTN
3.975%, 04/11/29(B)	$2,000,000	$1,939,394
Time Warner Cable
6.750%, 06/15/39	800,000	778,939
T-Mobile USA
3.875%, 04/15/30	1,835,000	1,742,764
3.500%, 04/15/31	550,000	504,382
Verizon Communications
4.400%, 11/01/34	3,130,000	2,939,247
3.875%, 03/01/52	3,500,000	2,691,851
3.550%, 03/22/51	895,000	654,325
2.850%, 09/03/41	2,500,000	1,780,729
2.650%, 11/20/40	1,905,000	1,331,323
2.550%, 03/21/31	525,000	455,745
1.500%, 09/18/30	2,500,000	2,084,168
Walt Disney
6.650%, 11/15/37	555,000	628,608
Warnermedia Holdings
3.755%, 03/15/27	675,000	650,087
		43,801,434
CONSUMER DISCRETIONARY — 1.0%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	4,395,000	3,124,525
Darden Restaurants
4.550%, 10/15/29	715,000	698,830
Ford Motor
6.100%, 08/19/32	1,000,000	1,004,226
3.250%, 02/12/32	2,500,000	2,091,012
Ford Motor Credit
7.350%, 11/04/27	525,000	551,452
6.800%, 05/12/28	1,125,000	1,165,362
5.303%, 09/06/29	1,130,000	1,106,141
5.125%, 06/16/25	350,000	349,089
4.134%, 08/04/25	400,000	396,647
4.063%, 11/01/24	2,000,000	2,000,000
3.375%, 11/13/25	450,000	441,374
General Motors
5.400%, 10/15/29	1,350,000	1,362,068
Genuine Parts
4.950%, 08/15/29	830,000	823,779
2.750%, 02/01/32	760,000	646,176
Massachusetts Institute of Technology
3.959%, 07/01/38	3,181,000	2,922,744
Nissan Motor Acceptance MTN
5.550%, 09/13/29(B)	665,000	649,260
Nordstrom
6.950%, 03/15/28	865,000	896,283
Starbucks
4.450%, 08/15/49	2,500,000	2,115,061

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Whirlpool
2.400%, 05/15/31	$2,500,000	$2,084,608
ZF North America Capital
7.125%, 04/14/30(B)	320,000	321,834
		24,750,471
CONSUMER STAPLES — 0.6%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	1,510,000	1,535,763
Campbell Soup
5.250%, 10/13/54	715,000	680,942
Coca-Cola
1.450%, 06/01/27	25,000	23,346
Mather Foundation
2.675%, 10/01/31	2,500,000	2,120,046
PepsiCo
3.900%, 07/18/32	3,000,000	2,852,685
2.875%, 10/15/49	3,340,000	2,261,682
RELX Capital
3.000%, 05/22/30	50,000	45,687
Sysco
2.400%, 02/15/30	2,500,000	2,210,421
Target
4.500%, 09/15/34	940,000	911,840
		12,642,412
ENERGY — 1.7%
Apache
5.100%, 09/01/40	1,940,000	1,674,917
BP Capital Markets America
3.060%, 06/17/41	1,925,000	1,424,900
California Resources
8.250%, 06/15/29(B)	1,345,000	1,358,317
Cameron LNG
3.701%, 01/15/39(B)	1,520,000	1,259,735
Devon Energy
7.875%, 09/30/31	830,000	945,809
Energy Transfer
6.100%, 12/01/28	1,855,000	1,934,301
4.400%, 03/15/27	2,945,000	2,920,790
Helmerich & Payne
5.500%, 12/01/34(B)	840,000	795,532
Kinder Morgan
5.950%, 08/01/54	845,000	845,719
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	52,605
5.500%, 03/01/44	370,000	349,037
MidAmerican Energy
5.850%, 09/15/54	975,000	1,032,777
5.300%, 02/01/55	1,050,000	1,035,606
4.250%, 07/15/49	1,240,000	1,053,098

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
3.950%, 08/01/47	$2,500,000	$2,017,094
2.700%, 08/01/52	2,588,000	1,634,587
MPLX
5.500%, 02/15/49	1,635,000	1,530,598
Occidental Petroleum
6.625%, 09/01/30	1,300,000	1,366,963
6.050%, 10/01/54	650,000	630,244
5.200%, 08/01/29	910,000	907,733
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,612,954
Phillips 66
4.950%, 03/15/35	1,420,000	1,360,469
Saudi Arabian Oil MTN
5.250%, 07/17/34(B)	300,000	300,234
SM Energy
6.750%, 08/01/29(B)	880,000	874,349
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,359,775	1,986,919
Topaz Solar Farms
5.750%, 09/30/39(B)	4,829,987	4,811,139
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,271,359
		36,987,785
FINANCIALS — 13.2%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(D)	3,750,000	3,622,482
4.125%, 02/25/27	500,000	498,566
3.500%, 09/18/29	1,000,000	968,357
Allstate
5.250%, 03/30/33	1,550,000	1,563,251
American Honda Finance MTN
4.850%, 10/23/31	970,000	958,298
4.400%, 09/05/29	1,100,000	1,081,672
American National Group
5.750%, 10/01/29	515,000	516,160
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,804,302
3.875%, 03/16/29(B)	420,000	400,667
2.625%, 09/10/30(B)	500,000	437,151
Antares Holdings
6.350%, 10/23/29(B)	720,000	710,572
Apollo Debt Solutions BDC
6.700%, 07/29/31(B)	1,300,000	1,318,389
Aptiv Global Financing
5.150%, 09/13/34	570,000	540,695
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,532,109
Ares Capital
7.000%, 01/15/27	487,000	503,270

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.250%, 03/01/25	$1,370,000	$1,365,061
2.875%, 06/15/28	1,320,000	1,204,689
Ares Management
5.600%, 10/11/54	1,240,000	1,206,975
Arthur J Gallagher
6.500%, 02/15/34	1,225,000	1,327,362
Asian Infrastructure Investment Bank
5.717%, SOFRINDX + 0.620%, 08/16/27(A)	1,000,000	1,007,576
4.875%, 09/14/26	1,000,000	1,011,054
Athene Global Funding MTN
4.860%, 08/27/26(B)	1,910,000	1,906,111
Aviation Capital Group
4.125%, 08/01/25(B)	621,000	616,527
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,445,000	1,422,829
Bank of America MTN
5.518%, SOFRRATE + 1.738%, 10/25/35(A)	2,810,000	2,788,990
4.450%, 03/03/26	1,275,000	1,268,353
4.250%, 10/22/26	725,000	718,288
3.846%, H15T5Y + 2.000%, 03/08/37(A)	1,875,000	1,681,227
3.705%, TSFR3M + 1.774%, 04/24/28(A)	1,545,000	1,505,465
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	2,700,000	1,930,111
2.572%, SOFRRATE + 1.210%, 10/20/32(A)	650,000	552,922
1.530%, SOFRRATE + 0.650%, 12/06/25(A)	3,000,000	2,988,776
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/33(A)	650,000	684,438
5.060%, SOFRRATE + 1.230%, 07/22/32(A)	1,635,000	1,643,335
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,240,000	1,262,041
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	3,130,000	3,178,301
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	856,746
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,478,139
Beacon Funding Trust
6.266%, 08/15/54(B)	850,000	852,458
Belrose Funding Trust
2.330%, 08/15/30(B)	3,805,000	3,197,121
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,679,952

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Blackstone Secured Lending Fund
5.350%, 04/13/28	$705,000	$699,807
Blue Owl Capital
3.400%, 07/15/26	1,140,000	1,098,289
2.875%, 06/11/28	2,700,000	2,438,735
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,813,354
5.800%, 03/15/30(B)	850,000	825,674
Blue Owl Technology Finance II
6.750%, 04/04/29(B)	780,000	776,178
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,472,453
4.625%, 03/13/27(B)	1,275,000	1,258,160
4.375%, 05/12/26(B)	250,000	246,693
2.588%, H15T5Y + 2.050%, 08/12/35(A)(B)	500,000	424,603
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,450,000	2,322,073
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,143,080
1.000%, 10/21/30(B)	2,500,000	2,056,833
Canadian Imperial Bank of Commerce
4.631%, SOFRRATE + 1.335%, 09/11/30(A)	485,000	477,451
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	785,009
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	775,000	860,825
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	1,490,000	1,564,552
6.312%, SOFRRATE + 2.640%, 06/08/29(A)	350,000	363,450
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,320,000	1,300,459
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	675,957
4.200%, 10/29/25	1,050,000	1,042,223
2.636%, SOFRRATE + 1.290%, 03/03/26(A)	50,000	49,542
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	500,988
Chubb INA Holdings
4.650%, 08/15/29	1,445,000	1,446,117
Citigroup
8.125%, 07/15/39	785,000	990,711

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
5.546%, SOFRRATE + 0.694%, 01/25/26(A)	$2,261,000	$2,261,268
4.600%, 03/09/26	40,000	39,879
4.542%, SOFRRATE + 1.338%, 09/19/30(A)	1,150,000	1,125,652
4.450%, 09/29/27	1,920,000	1,896,191
3.400%, 05/01/26	330,000	323,981
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	2,205,000	1,958,453
2.014%, SOFRRATE + 0.694%, 01/25/26(A)	2,500,000	2,480,941
1.281%, SOFRRATE + 0.528%, 11/03/25(A)	2,500,000	2,499,432
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	940,000	930,075
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(A)	1,190,000	1,215,229
5.718%, SOFRRATE + 1.910%, 07/23/32(A)	605,000	610,657
Community Preservation
2.867%, 02/01/30	2,400,000	2,132,465
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,933,329
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	428,386
Corebridge Financial
6.375%, H15T5Y + 2.646%, 09/15/54(A)	2,045,000	2,036,132
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	990,552
Credit Agricole MTN
4.631%, SOFRRATE + 1.210%, 09/11/28(A)(B)	1,285,000	1,274,592
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,400,989
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/30(A)(B)	865,000	862,164
Enel Finance International
5.000%, 06/15/32(B)	1,100,000	1,087,081
European Investment Bank
3.750%, 02/14/33	2,500,000	2,408,677
0.875%, 05/17/30	3,500,000	2,923,539
0.625%, 10/21/27	5,000,000	4,508,160
F&G Annuities & Life
6.250%, 10/04/34	95,000	92,173
Fiserv
4.750%, 03/15/30	750,000	746,319

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ford Foundation
2.815%, 06/01/70	$5,065,000	$3,041,955
FS KKR Capital
6.875%, 08/15/29	780,000	802,925
GA Global Funding Trust
4.400%, 09/23/27(B)	1,425,000	1,403,666
Glencore Funding
6.375%, 10/06/30(B)	390,000	414,307
5.893%, 04/04/54(B)	1,930,000	1,950,957
Goldman Sachs Group
5.049%, SOFRRATE + 1.210%, 07/23/30(A)	1,610,000	1,613,476
4.692%, SOFRRATE + 1.135%, 10/23/30(A)	785,000	774,490
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,486,306
4.017%, US0003M + 1.635%, 10/31/38(A)	2,310,000	2,005,001
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,344,168
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,521,395
HA Sustainable Infrastructure Capital
6.375%, 07/01/34(B)	825,000	821,234
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	875,096
HSBC Holdings
7.399%, SOFRRATE + 3.020%, 11/13/34(A)	375,000	418,682
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	650,000	688,884
4.375%, 11/23/26	420,000	415,613
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	700,000	601,122
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,041,094
4.875%, 11/01/27(B)	1,020,000	1,019,491
4.750%, 09/26/31(B)	625,000	605,948
Inter-American Development Bank MTN
5.134%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,499,755
3.500%, 04/12/33	2,500,000	2,353,097
1.125%, 01/13/31	2,500,000	2,072,619
International Bank for Reconstruction & Development
1.745%, 07/31/27(E)	2,500,000	2,455,213
0.750%, 08/26/30	2,500,000	2,053,180
0.000%, 03/31/27(F)	2,500,000	2,338,937
0.000%, 03/31/28(F)	1,000,000	973,918

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
International Development Association
0.875%, 04/28/26(B)	$1,000,000	$949,702
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	2,500,000	2,375,917
JPMorgan Chase
7.625%, 10/15/26	75,000	79,202
5.717%, SOFRRATE + 2.580%, 09/14/33(A)	725,000	746,454
5.294%, SOFRRATE + 1.460%, 07/22/35(A)	1,205,000	1,211,735
4.946%, SOFRRATE + 1.340%, 10/22/35(A)	1,235,000	1,211,821
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	684,905
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,501,524
2.956%, TSFR3M + 2.515%, 05/13/31(A)	4,200,000	3,767,510
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	640,958
KBC Group
4.932%, H15T1Y + 1.070%, 10/16/30(A)(B)	430,000	425,365
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,569,029
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,505,622
1.750%, 09/14/29	2,500,000	2,231,672
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,098,787
Lloyds Banking Group
4.650%, 03/24/26	1,000,000	992,928
4.500%, 11/04/24	325,000	324,979
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,279,162
LYB International Finance III
3.375%, 10/01/40	1,255,000	947,226
2.250%, 10/01/30	100,000	85,960
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	825,000	789,705
Main Street Capital
6.500%, 06/04/27	815,000	823,164
Marex Group
6.404%, 11/04/29	635,000	635,961
Markel Group
6.000%, 05/16/54	1,080,000	1,101,328
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	423,226

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Mastercard
4.550%, 01/15/35	$1,120,000	$1,088,172
1.900%, 03/15/31	2,500,000	2,139,327
MetLife
5.300%, 12/15/34	220,000	222,303
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,305,000	1,310,629
Mizuho Financial Group
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,708,055
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,605,676
5.320%, SOFRRATE + 1.555%, 07/19/35(A)	1,730,000	1,736,970
4.654%, SOFRRATE + 1.100%, 10/18/30(A)	1,950,000	1,923,088
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	465,543
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	940,000	723,191
3.125%, 07/27/26	250,000	243,816
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,422,414
National Bank of Canada
4.500%, 10/10/29	935,000	916,415
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	840,005
Nationstar Mortgage Holdings
6.500%, 08/01/29(B)	1,290,000	1,290,325
Nationwide Building Society
5.127%, 07/29/29(B)	1,075,000	1,082,074
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,355,000	3,439,996
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	1,950,115
4.964%, H15T1Y + 1.220%, 08/15/30(A)	1,155,000	1,147,181
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,661,826
New Mountain Finance
6.200%, 10/15/27	550,000	543,963
NHP Foundation
6.000%, 12/01/33	1,000,000	1,064,630
Noble Finance II
8.000%, 04/15/30(B)	1,345,000	1,360,322
NongHyup Bank MTN
4.875%, 07/03/28(B)	1,565,000	1,571,341
Nordea Bank Abp
4.375%, 09/10/29(B)	1,400,000	1,374,763

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Oaktree Strategic Credit Fund
8.400%, 11/14/28(B)	$1,575,000	$1,669,240
6.500%, 07/23/29(B)	170,000	169,443
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,697,107
3.500%, 04/19/32	5,000,000	4,621,073
OPEC Fund for International Development MTN
4.500%, 01/26/26	2,500,000	2,491,800
OWS Cre Funding I
9.859%, US0003M + 4.900%, 09/15/25(A)(B)	3,204,533	3,205,983
Principal Life Global Funding II
4.600%, 08/19/27(B)	485,000	485,494
Prudential Financial MTN
1.500%, 03/10/26	2,500,000	2,400,062
Raizen Fuels Finance
6.450%, 03/05/34(B)	575,000	586,568
5.700%, 01/17/35(B)	855,000	818,919
Regions Financial
5.502%, SOFRRATE + 2.060%, 09/06/35(A)	1,405,000	1,392,579
Rockefeller Foundation
2.492%, 10/01/50	1,000,000	630,826
Royal Bank of Canada MTN
4.969%, SOFRRATE + 1.100%, 08/02/30(A)	2,000,000	2,004,867
RWE Finance US
5.875%, 04/16/34(B)	700,000	711,894
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	2,955,000	2,925,013
3.244%, 10/05/26	3,020,000	2,917,466
SBL Holdings
7.200%, 10/30/34(B)	835,000	811,138
SiriusPoint
7.000%, 04/05/29	755,000	775,433
Sixth Street Lending Partners
6.500%, 03/11/29(B)	765,000	770,327
5.750%, 01/15/30(B)	70,000	68,236
Societe Generale MTN
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B),(C)	1,540,000	1,550,726
Standard Chartered
5.005%, H15T1Y + 1.150%, 10/15/30(A)(B)	1,030,000	1,016,431
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	767,183

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
State Street
4.530%, SOFRRATE + 1.018%, 02/20/29(A)	$530,000	$526,476
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	540,000	548,410
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,080,000	2,037,735
TotalEnergies Capital
5.275%, 09/10/54	1,250,000	1,200,193
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,662,980
UBS Group
6.301%, H15T1Y + 2.000%, 09/22/34(A)(B)	725,000	774,855
5.959%, H15T1Y + 2.200%, 01/12/34(A)(B)	2,050,000	2,135,546
1.494%, H15T5Y + 0.850%, 08/10/27(A)(B)	495,000	465,340
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,511,322
Unum Group
6.750%, 12/15/28	465,000	490,776
US Bancorp
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,391,862
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/27(A)	1,405,000	1,400,051
USAA Capital
2.125%, 05/01/30(B)	4,100,000	3,567,600
Voya Financial
5.000%, 09/20/34	660,000	637,365
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(A)	580,000	607,803
5.198%, SOFRRATE + 1.500%, 01/23/30(A)	1,425,000	1,438,606
4.897%, SOFRRATE + 2.100%, 07/25/33(A)	600,000	588,758
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,500,000	1,493,709
3.350%, SOFRRATE + 1.500%, 03/02/33(A)	525,000	466,669
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,335,875
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,500,000	1,572,478
		296,761,048

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 0.3%
Cigna Group
7.875%, 05/15/27	$651,000	$696,007
CVS Health
5.050%, 03/25/48	3,250,000	2,805,138
4.125%, 04/01/40	225,000	181,778
3.750%, 04/01/30	175,000	162,387
Elevance Health
5.700%, 02/15/55	1,960,000	1,971,123
5.200%, 02/15/35	500,000	498,085
Zoetis
4.500%, 11/13/25	600,000	598,384
		6,912,902
INDUSTRIALS — 1.1%
AerCap Ireland Capital DAC
4.625%, 09/10/29	565,000	554,570
3.300%, 01/30/32	1,655,000	1,455,154
3.000%, 10/29/28	225,000	208,861
Ambipar Lux Sarl
9.875%, 02/06/31(B)	825,000	843,958
Automatic Data Processing
4.450%, 09/09/34	290,000	280,567
Cemex
9.125%, H15T5Y + 5.157%(A)(B)(D)	1,500,000	1,596,730
Cimpress
7.375%, 09/15/32(B)	930,000	915,513
CRH America
3.875%, 05/18/25(B)	700,000	695,763
Equifax
4.800%, 09/15/29	680,000	674,178
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,232,863
Mileage Plus Holdings
6.500%, 06/20/27(B)	3,509,000	3,543,634
Nature Conservancy
3.957%, 03/01/52	2,485,000	2,042,492
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,154,005
PACCAR Financial
4.450%, 08/06/27	1,940,000	1,943,618
4.000%, 09/26/29	430,000	419,487
Ryder System MTN
4.950%, 09/01/29	560,000	559,439
TTX
5.050%, 11/15/34(B)	485,000	486,796
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	22,903	22,804

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	$13,610	$13,994
Waste Management
5.350%, 10/15/54	1,985,000	1,986,937
		21,631,363
INFORMATION TECHNOLOGY — 0.8%
Accenture Capital
4.500%, 10/04/34	690,000	666,949
Apple
3.000%, 06/20/27	2,500,000	2,421,724
Arrow Electronics
5.150%, 08/21/29	1,025,000	1,020,222
Dell International
6.020%, 06/15/26	102,000	103,723
4.850%, 02/01/35	2,000,000	1,920,016
Flex
5.250%, 01/15/32	800,000	791,622
Hewlett Packard Enterprise
5.600%, 10/15/54	760,000	732,154
Intel
4.150%, 08/05/32	2,500,000	2,311,432
Kyndryl Holdings
3.150%, 10/15/31	1,725,000	1,475,979
Oracle
5.375%, 09/27/54	2,410,000	2,292,867
3.900%, 05/15/35	2,445,000	2,173,523
3.600%, 04/01/40	495,000	394,246
Tyco Electronics Group
4.625%, 02/01/30	1,025,000	1,019,268
VMware
1.400%, 08/15/26	525,000	494,888
		17,818,613
MATERIALS — 0.7%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,493,605
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,074,141
BHP Billiton Finance USA
5.250%, 09/08/33	770,000	782,758
Celanese US Holdings
6.550%, 11/15/30	1,625,000	1,702,787
Cleveland-Cliffs
6.875%, 11/01/29(B)	1,975,000	1,985,580
Dow Chemical
9.400%, 05/15/39	166,000	223,080
5.550%, 11/30/48	35,000	33,874
5.150%, 02/15/34	2,000,000	1,989,309

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	$2,500,000	$2,513,523
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,532,714
Huntsman International
5.700%, 10/15/34	255,000	248,057
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,081,597
LD Celulose International GmbH
7.950%, 01/26/32(B)	375,000	383,812
LG Chemical
4.375%, 07/14/25(B)	575,000	571,575
Martin Marietta Materials
5.500%, 12/01/54	1,005,000	984,960
Smurfit Kappa Treasury ULC
5.438%, 04/03/34(B)	2,250,000	2,262,870
		19,864,242
REAL ESTATE — 0.6%
American Tower
2.950%, 01/15/51‡	1,790,000	1,154,612
Boston Properties
3.250%, 01/30/31‡	3,325,000	2,929,994
ERP Operating
4.650%, 09/15/34‡	625,000	600,229
4.150%, 12/01/28‡	3,672,000	3,607,141
Host Hotels & Resorts
5.700%, 07/01/34‡	3,160,000	3,165,788
Prologis
5.000%, 01/31/35‡	440,000	434,934
Realty Income
3.400%, 01/15/30‡	1,570,000	1,463,158
Simon Property Group
4.750%, 09/26/34‡	800,000	768,333
		14,124,189
UTILITIES — 3.0%
Alabama Power
3.700%, 12/01/47	1,845,000	1,425,551
Atmos Energy
5.000%, 12/15/54	505,000	471,996
Avangrid
3.800%, 06/01/29	2,500,000	2,386,875
3.150%, 12/01/24	2,545,000	2,539,463
California Buyer
6.375%, 02/15/32(B)	675,000	669,603
CenterPoint Energy
6.700%, H15T5Y + 2.586%, 05/15/55(A)	1,420,000	1,418,079

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
CenterPoint Energy Houston Electric
3.350%, 04/01/51	$2,600,000	$1,843,686
Consolidated Edison of New York
4.450%, 03/15/44	965,000	845,799
Continental Wind
6.000%, 02/28/33(B)	2,397,910	2,435,764
Dominion Energy
2.250%, 08/15/31	2,500,000	2,105,726
Dominion Energy South Carolina
6.250%, 10/15/53	935,000	1,048,176
Electricite de France
3.625%, 10/13/25(B)	1,000,000	987,826
Essential Utilities
4.800%, 08/15/27	570,000	569,975
Georgia Power
3.250%, 03/15/51	3,368,000	2,356,086
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	5,220,000	4,947,118
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,584,303
NextEra Energy Capital Holdings
6.051%, 03/01/25	975,000	978,178
5.749%, 09/01/25	200,000	201,489
4.900%, 03/15/29	1,125,000	1,129,881
4.625%, 07/15/27	100,000	100,040
Niagara Mohawk Power
1.960%, 06/27/30(B)	2,500,000	2,129,062
NRG Energy
7.000%, 03/15/33(B)	2,035,000	2,208,202
NSTAR Electric
3.100%, 06/01/51	175,000	118,361
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,501,266
4.950%, 07/01/50	1,980,000	1,736,394
PECO Energy
4.150%, 10/01/44	1,015,000	862,994
3.000%, 09/15/49	1,005,000	682,851
PG&E Recovery Funding
5.529%, 06/01/49	2,500,000	2,538,154
5.231%, 06/01/42	1,000,000	1,015,491
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,210,953
4.650%, 03/15/33	2,595,000	2,551,443
3.100%, 03/15/32	4,500,000	4,027,269
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,009,783

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
2.950%, 08/15/51	$2,500,000	$1,676,162
SCE Recovery Funding
5.112%, 12/15/47	300,000	286,632
Solar Star Funding
3.950%, 06/30/35(B)	900,285	815,454
Southern
4.850%, 06/15/28	500,000	503,939
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,394,297
Southern California Edison
3.650%, 06/01/51	3,000,000	2,199,478
3.450%, 02/01/52	2,530,000	1,798,394
2.750%, 02/01/32	2,500,000	2,166,122
Southern Power
0.900%, 01/15/26	1,160,000	1,107,075
Union Electric
3.900%, 04/01/52	2,195,000	1,737,135
		70,322,525
Total Corporate Obligations
(Cost $579,577,594)		565,616,984

ASSET-BACKED SECURITIES — 9.0%

Automotive — 5.5%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	$1,155,000	$1,204,223
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	4,560,000	4,587,401
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	545,000	539,620
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/28	480,000	482,778
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	615,000	618,816
CAL Receivables, Ser 2022-1, Cl B
9.360%, SOFR30A + 4.350%, 10/15/26 (A)(B)	1,980,934	1,979,461
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	790,000	795,177

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	$1,475,000	$1,475,691
CPS Auto Receivables Trust 2024-B, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	2,965,000	3,037,076
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,245,829
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	758,472
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	847,868
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	5,200,000	5,050,116
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	3,200,000	3,174,836
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	3,000,000	3,042,618
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	1,385,000	1,392,604
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,048,191
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl D
6.320%, 08/15/29	2,140,000	2,175,521
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,133,008
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,256,559
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,879,426
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	702,731
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	4,000,000	3,790,312
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	2,110,000	1,953,948
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,668,571

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	$1,082,000	$1,093,870
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl D
2.480%, 10/15/27 (B)	5,825,000	5,657,995
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	2,500,000	2,521,689
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,415,000	1,450,353
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	2,341,000	2,376,340
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,225,077
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	365,000	365,769
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	320,000	319,774
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	395,000	392,568
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,017,761
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,118,321
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,151,749
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	330,000	329,172
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	908,427
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,627,699
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,579,558
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,949,918
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	340,000	339,655

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	$4,340,000	$4,351,819
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	2,139,183	2,170,532
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl D
6.280%, 08/15/31	1,545,000	1,584,534
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,253,777
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	450,000	450,873
Santander Drive Auto Receivables Trust, Ser 2024-S1, Cl R1
6.530%, 03/16/29 (B)	6,604,365	6,616,079
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	6,605,754	6,605,320
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	195,000	194,515
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	1,440,000	1,459,097
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	265,000	263,839
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (B)	1,500,000	1,511,046
Tesla Auto Lease Trust, Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	870,000	882,153
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,176,240
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (B)	754,399	756,614
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	911,946

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2022-1A, Cl D
3.490%, 03/15/27 (B)	$345,000	$340,782
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,975,652
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,404,364
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,043,010
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,015,187
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	480,000	478,910
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	460,000	460,536
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	700,000	699,167
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	500,000	498,122
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	460,000	461,789
		124,832,451
Other Asset-Backed Securities — 3.5%
AGL CLO 11, Ser 2021-11A, Cl C
6.968%, TSFR3M + 2.312%, 04/15/34 (A)(B)	2,750,000	2,758,390
Compass Datacenters Issuer II, Ser 2024-2A, Cl A1
5.022%, 08/25/49 (B)	580,000	571,311
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	630,101	633,713
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,366,300	3,318,458
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,500,000	1,465,952

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
FASST, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	$2,419,756	$2,324,874
FASST, Ser 2021-S1, Cl A2
1.750%, 07/25/51 (B)	4,649,399	4,426,341
FASST, Ser 2021-S2, Cl A2
2.750%, 09/25/71 (B)(E)	2,281,990	2,151,509
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,926,602	2,814,760
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,019,258
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,066,399
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	880,000	899,244
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,218,889	1,642,437
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,585,742	1,538,939
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	145,000	144,860
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	365,000	369,633
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,842,678
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	610,000	609,940
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,084,921	833,044
MVW 2024-1, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	895,531	903,214
Navient Student Loan Trust, Ser 2016-1A, Cl A
5.671%, SOFR30A + 0.814%, 02/25/70 (A)(B)	275,189	273,268
Navient Student Loan Trust, Ser 2016-5A, Cl A
6.221%, SOFR30A + 1.364%, 06/25/65 (A)(B)	2,408,251	2,441,725
Navient Student Loan Trust, Ser 2018-2A, Cl A3
5.721%, SOFR30A + 0.864%, 03/25/67 (A)(B)	4,038,093	4,023,930

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
5.571%, SOFR30A + 0.714%, 12/26/69 (A)(B)	$3,705,312	$3,659,847
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
6.697%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,993,952
OneMain Financial Issuance Trust
6.625%, 05/15/29 (B)	1,695,000	1,695,000
OneMain Financial Issuance Trust, Ser 2023-1A, Cl A
5.500%, 06/14/38 (B)	2,050,000	2,083,638
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	3,450,000	3,450,000
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	2,270,000	2,290,048
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	1,042,522	1,012,499
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	407,058
SBAP, Ser 2004-20K, Cl 1
4.880%, 11/01/24	302	302
SBAP, Ser 2006-20B, Cl 1
5.350%, 02/01/26	595	591
SBAP, Ser 2006-20C, Cl 1
5.570%, 03/01/26	527	526
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	652	653
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	30,000	30,566
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	1,308,417	1,302,407
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	1,199,783	1,189,989
SLM Student Loan Trust, Ser 2014-3A, Cl A6B
5.995%, SOFR90A + 0.812%, 10/25/64 (A)(B)	2,176,956	2,152,528
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	37,474	36,759
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	466,398	457,808

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	$1,445,241	$1,434,525
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	1,753,879	1,760,687
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR
7.129%, TSFR3M + 2.512%, 01/20/32 (A)(B)	3,480,000	3,476,907
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	914,704	886,716
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	910,034	880,369
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	887,809	894,249
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,106,727	1,105,999
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,242,895	1,233,440
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	308	307
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	105	105
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	160	160
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	796	792
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	1,401	1,397
United States Small Business Administration, Ser 2005-20J, Cl 1
5.090%, 10/01/25	1,879	1,866
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	335	333

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	$1,001	$999
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	641	640
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	2,326	2,302
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	1,018	1,010
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	2,290	2,297
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	366,526	337,745
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,233,402	1,077,618
Ziply Fiber Issuer, Ser 2024-1A, Cl A2
6.640%, 04/20/54 (B)	1,340,000	1,365,439
		78,303,950
Total Asset-Backed Securities
(Cost $201,872,293)		203,136,401

MUNICIPAL BONDS — 3.0%

Alaska — 0.2%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,218,880

California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,528,265
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,583,470
2.984%, 06/01/33	3,090,000	2,667,151
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,313,224
3.482%, 09/01/50	2,500,000	1,834,512

MUNICIPAL BONDS — continued
	Face Amount	Value
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	$2,500,000	$2,468,929
4.750%, 09/01/38	2,000,000	1,950,741
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,100,235
3.158%, 05/15/29	1,000,000	942,537
Los Angeles Unified School District, Ser QRR, GO
4.850%, 01/01/25	500,000	500,031
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	540,018
Sacramento County Public Financing Authority, RB
5.637%, 04/01/50	2,455,000	2,545,712
State of California, GO
7.625%, 03/01/40	40,000	48,269
7.550%, 04/01/39	100,000	121,211
7.500%, 04/01/34	675,000	787,976
7.300%, 10/01/39	625,000	727,800
Tuolumne Wind Project Authority, RB
6.918%, 01/01/34	1,850,000	2,011,179
		23,671,260
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,120,743

District of Columbia — 0.1%
District of Columbia, RB
2.932%, 04/01/33	1,590,000	1,341,607

Florida — 0.1%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	1,000,000	1,030,498

Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	840,000	854,465
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	823,467	798,125
		1,652,590

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

MUNICIPAL BONDS — continued
	Face Amount	Value
Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	$1,741,176	$1,739,978

Maryland — 0.1%
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,306,520
5.433%, 05/31/56	500,000	500,114
		2,806,634
Minnesota — 0.2%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,201,365
5.897%, 08/01/49	1,400,000	1,393,426
		2,594,791
Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	1,000,000	1,028,130
		1,028,130
New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB
5.694%, 11/01/45	1,000,000	979,669
5.050%, 02/01/29 (A)(B)	5,500,000	5,500,000
4.880%, 07/01/33 (A)(B)	850,000	850,000
		7,329,669
New Jersey — 0.2%
New Jersey Economic Development Authority, RB
4.934%, 03/01/25	750,000	750,465
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,404,327
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	324,702
7.102%, 01/01/41	925,000	1,064,421
		4,543,915
New York — 0.3%
City of New York New York, Ser D-1, GO
5.094%, 10/01/49	1,000,000	989,434
Metropolitan Transportation Authority, RB
5.175%, 11/15/49	265,000	235,427
New York City Housing Development, Ser D, RB
5.448%, 08/01/54	850,000	817,519

MUNICIPAL BONDS — continued
	Face Amount	Value
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	$2,382,000	$2,146,821
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,532,997
		6,722,198
Ohio — 0.3%
American Municipal Power, Ser B, RB
8.084%, 02/15/50	1,000,000	1,318,130
American Municipal Power, RB
7.499%, 02/15/50	2,355,000	2,849,356
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,886,357
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	750,000	804,107
		6,857,950
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	275,000	276,914

Wisconsin — 0.0%
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	550,000	550,941

Total Municipal Bonds
(Cost $68,122,423)		67,486,698

SOVEREIGN DEBT — 0.9%

BRAZIL — 0.1%
Brazilian Government International Bond
6.125%, 01/22/32	$1,500,000	$1,511,075

CANADA — 0.3%
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,371,980
Export Development Canada
4.750%, 06/05/34	5,000,000	5,133,793

		7,505,773

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

SOVEREIGN DEBT — continued
	Face Amount	Value
COLOMBIA — 0.1%
Colombia Government International Bond
8.750%, 11/14/53	$1,375,000	$1,399,179

DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond
6.600%, 06/01/36(B)	650,000	660,079

JAPAN — 0.1%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	999,809

NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	500,000	500,834
1.000%, 05/28/30(B)	2,500,000	2,088,992

		2,589,826
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	852,532

SUPRANATIONAL — 0.2%
European Investment Bank MTN
3.250%, 11/15/27	1,800,000	1,753,477
2.875%, 06/13/25(B)	2,500,000	2,476,069
2.125%, 04/13/26	1,000,000	969,536

		5,199,082
Total Sovereign Debt
(Cost $20,793,054)		20,717,355

BANK LOAN OBLIGATIONS — 0.1%

ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(A)	$2,255,025	$2,254,326

BANK LOAN OBLIGATIONS — continued
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — continued
Vistra Zero Operating Company Term Loan
7.435%, 03/20/31	$995,000	$996,423
Total Bank Loan Obligations
(Cost $3,241,008)		3,250,749

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$304,931	$282,826

Total U.S. Government Agency Obligation
(Cost $289,934)		282,826

SHORT-TERM INVESTMENT — 0.1%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (G)
(Cost $1,455,808)	1,455,808	$1,455,808
Total Short-Term Investment
(Cost $1,455,808)		1,455,808
Total Investments in Securities— 98.7%
(Cost $2,302,214,298)		$2,236,041,821

Percentages are based on Net Assets of $2,265,441,959.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	1,069	Dec-2024	$117,145,264	$114,633,547	$(2,511,717)
Ultra 10-Year U.S. Treasury Note	222	Dec-2024	26,251,893	25,252,500	(999,393)
			$143,397,157	$139,886,047	$(3,511,110)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2024

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2024 was $370,712,873 and represented 16.4% of Net Assets.

(C)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $1,423,931.
(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Zero coupon security.
(G)	This security was purchased with cash collateral received from securities lending. The total of such securities as of October 31, 2024, was $1,455,808.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year
MTN — Medium Term Note
PJSC — Public Joint Stock Company
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Structured Financing Rate 1 Month Average
TSFR3M — Term Structured Financing Rate 3 Month Average
TSFR12M — Term Structured Financing Rate 12 Month Average US0003M — ICE LIBOR USD 1 Month USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month
USD — United States Dollar USISDA05 — US Mid-Market Swap Rate 5 Year

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$749,868,057	$—	$749,868,057
Mortgage-Backed Securities	—	624,226,943	—	624,226,943
Corporate Obligations	—	565,616,984	—	565,616,984
Asset-Backed Securities	—	203,136,401	—	203,136,401
Municipal Bonds	—	67,486,698	—	67,486,698
Sovereign Debt	—	20,717,355	—	20,717,355
Bank Loan Obligations	—	3,250,749	—	3,250,749
Short-Term Investment	1,455,808	—	—	1,455,808
U.S. Government Agency Obligation	—	282,826	—	282,826

Total Investments in Securities	$1,455,808	$2,234,586,013	$—	$2,236,041,821

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Depreciation	$(3,511,110)	$—	$—	$(3,511,110)

Total Other Financial Instruments	$(3,511,110)	$—	$—	$(3,511,110)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—”are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 30.2%
	Face Amount	Value
U.S. Treasury Bonds
3.000%, 08/15/52	$16,510,000	$12,519,223
U.S. Treasury Notes
4.660%, USBMMY3M + 0.170%, 10/31/25(A)	40,350,000	40,331,424
4.659%, USBMMY3M + 0.169%, 04/30/25(A)	16,660,000	16,658,419
4.640%, USBMMY3M + 0.150%, 04/30/26(A)	10,940,000	10,931,129
4.615%, USBMMY3M + 0.125%, 07/31/25(A)	39,670,000	39,649,377
4.125%, 10/31/29	43,175,000	43,117,659
3.875%, 10/15/27	11,885,000	11,800,505
3.875%, 08/15/33	9,100,000	8,835,887
3.875%, 08/15/34	13,950,000	13,496,625
3.500%, 09/30/26	4,171,000	4,119,840
3.500%, 09/30/29	3,030,000	2,942,177
3.500%, 04/30/30	5,750,000	5,557,285

Total U.S. Treasury Obligations
(Cost $210,413,923)		209,959,550

MORTGAGE-BACKED SECURITIES — 23.7%

Agency Mortgage-Backed Obligation — 12.8%
FHLMC
5.500%, 10/01/54	$4,591,952	$4,549,311
FHLMC Multiclass Certificates Series, Ser 2024-P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,436,604
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.440%, 09/25/37 (A)	23,360,082	2,423,242
FNMA
5.500%, 10/01/54	5,669,167	5,616,522
5.500%, 02/01/54	3,593,987	3,560,615
5.136%, 07/01/29 (A)	1,000,000	1,000,072
GNMA
6.000%, 10/20/54	2,390,000	2,409,608
6.000%, 09/20/54	4,279,384	4,314,493
6.000%, 08/20/54	935,544	943,220
6.000%, 07/20/54	10,104,500	10,187,401
6.000%, 06/20/54	1,761,713	1,776,166
6.000%, 05/20/54	4,419,244	4,460,777
6.000%, 04/20/54	3,373,886	3,401,567
5.500%, 09/20/54	6,646,084	6,613,874
5.500%, 05/20/54	3,590,710	3,573,813
5.500%, 10/20/53	3,691,592	3,676,673
5.500%, 09/20/53	4,271,769	4,253,283
5.500%, 06/20/53	3,604,806	3,590,709

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.500%, 05/20/53	$5,558,956	$5,536,718
5.500%, 04/20/53	5,890,184	5,871,870
5.500%, 02/20/53	3,801,298	3,790,691
5.500%, 01/20/53	5,114,123	5,100,856
		89,088,085
Non-Agency Mortgage-Backed Obligation — 10.9%
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,500,000	1,380,272
BBCMS 2018-CHRS Mortgage Trust, Ser CHRS, Cl D
4.267%, 08/05/38 (A)(B)	1,500,000	1,285,648
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.723%, TSFR1M + 0.919%, 03/15/37 (A)(B)	2,000,000	1,880,000
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
6.122%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,064,000
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (A)	925,000	942,739
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	750,000	797,256
BPR Trust, Ser 2023-BRK2, Cl A
6.899%, 10/05/38 (A)(B)	2,100,000	2,160,664
BPR Trust, Ser 2023-BRK2, Cl C
8.335%, 10/05/38 (A)(B)	1,500,000	1,539,157
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.018%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,250,000	1,239,844
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.294%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,462,500
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,093,837
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,433,755
CENT Trust, Ser 2023-CITY, Cl A
7.424%, TSFR1M + 2.620%, 09/15/38 (A)(B)	2,300,000	2,311,496
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	465,120
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	1,000,000	863,452

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	$3,005,000	$2,847,771
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(C)	845,560	842,161
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,289,232
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (B)	600,000	591,830
COMM Mortgage Trust, Ser 2020-CBM, Cl D
3.633%, 02/10/37 (A)(B)	275,000	270,653
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	355,470
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	446,990
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl C
4.237%, 06/15/52 (A)	550,000	492,298
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	901,424
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.299%, TSFR1M + 1.494%, 07/15/38 (A)(B)	399,986	399,986
Fashion Show Mall, Ser SHOW, Cl A
5.274%, 10/10/41 (A)(B)	1,025,000	1,006,571
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.297%, 02/10/56 (A)	2,223,000	2,197,176
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.646%, 08/25/48 (A)(B)	1,500,000	1,478,443
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.730%, 11/25/49 (A)(B)	1,111,948	1,107,647
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl AK44
1.900%, 09/27/51 (A)(B)	2,940,000	2,902,821
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)(D)	1,500,000	1,185,249
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
1.670%, 09/27/51 (A)(B)	1,570,000	1,548,754
GAM RE-REMIC TRUST, Ser 2022-FRR3, Cl AK47
0.703%, 05/27/48 (A)(B)	600,000	580,353

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
5.869%, TSFR1M + 1.064%, 10/15/36 (A)(B)	$2,000,000	$1,983,660
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,743,459	1,451,000
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	954,583
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	1,500,000	1,243,065
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	3,375,000	3,295,126
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.112%, 10/15/48 (A)	1,750,000	1,614,716
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,095,761
Life Mortgage Trust, Ser 2021-BMR, Cl C
6.019%, TSFR1M + 1.214%, 03/15/38 (A)(B)	594,851	584,069
MetroNet Infrastructure Issuer, Ser 2024-1A, Cl B
7.590%, 04/20/54 (B)	3,000,000	3,091,744
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.781%, 10/15/51 (A)	2,455,000	2,263,000
NJ Trust 2023-GSP, Ser GSP, Cl A
6.481%, 01/06/29 (A)(B)	1,500,000	1,560,747
NYMT Loan Trust Series, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (B)(C)	1,580,000	1,588,445
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	872,014
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	250,000	222,498
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	802,500	671,425

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.175%, TSFR1M + 1.371%, 11/15/36 (A)(B)	$715,000	$707,032
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.223%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	440,719
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	524,561
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.382%, 08/15/50 (A)	1,500,000	1,375,294
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (A)	2,000,000	1,880,728
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	1,500,000	1,219,752
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (B)	2,000,000	1,273,850
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,526,414
		75,804,772
Total Mortgage-Backed Securities
(Cost $164,251,143)		164,892,857

CORPORATE OBLIGATIONS — 21.7%

COMMUNICATION SERVICES — 0.2%
Charter Communications Operating
6.100%, 06/01/29	$810,000	$827,258
4.200%, 03/15/28	310,000	298,722
		1,125,980
CONSUMER DISCRETIONARY — 0.2%
Ford Motor Credit
5.303%, 09/06/29	560,000	548,176
General Motors
5.400%, 10/15/29	1,175,000	1,185,504
		1,733,680
CONSUMER STAPLES — 0.7%
Coty
6.625%, 07/15/30(B)	525,000	535,204

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
CVS Pass-Through Trust
6.036%, 12/10/28	$1,150,801	$1,162,745
Delta Air Lines
4.750%, 10/20/28(B)	500,000	494,200
Kroger
4.650%, 09/15/29	2,935,000	2,932,133
		5,124,282
ENERGY — 1.7%
Devon Energy
7.875%, 09/30/31	340,000	387,440
Energy Transfer
6.100%, 12/01/28	1,955,000	2,038,412
Expand Energy
5.375%, 03/15/30	620,000	610,502
MidAmerican Energy
3.650%, 04/15/29	1,000,000	960,223
3.100%, 05/01/27	1,292,000	1,251,150
Occidental Petroleum
6.625%, 09/01/30	650,000	683,482
5.200%, 08/01/29	1,975,000	1,967,094
Ovintiv
5.650%, 05/15/28	1,000,000	1,013,331
Patterson-UTI Energy
3.950%, 02/01/28	1,525,000	1,455,616
South Bow USA Infrastructure Holdings
5.026%, 10/01/29(B)	1,580,000	1,554,467
		11,921,717
FINANCIALS — 13.5%
Anglo American Capital
3.875%, 03/16/29(B)	200,000	190,794
2.625%, 09/10/30(B)	200,000	174,860
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,021,406
Ares Capital
7.000%, 01/15/27	240,000	248,018
2.875%, 06/15/28	650,000	593,218
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,523,852
1.450%, 01/08/26(B)	2,560,000	2,454,450
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,362,621
Bank of America MTN
1.530%, SOFRRATE + 0.650%, 12/06/25(A)	2,500,000	2,490,647
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,910,000	1,943,985
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	760,000	771,728

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
BB Blue Financing DAC
4.395%, 09/20/29	$2,500,000	$2,481,349
Belrose Funding Trust
2.330%, 08/15/30(B)	3,335,000	2,802,207
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,472,612
Blue Owl Capital
2.875%, 06/11/28	810,000	731,620
Blue Owl Credit Income
7.750%, 01/15/29	955,000	1,006,210
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,401,651
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	500,988
Citigroup
5.546%, SOFRRATE + 0.694%, 01/25/26(A)	1,000,000	1,000,118
2.014%, SOFRRATE + 0.694%, 01/25/26(A)	1,784,000	1,770,399
1.281%, SOFRRATE + 0.528%, 11/03/25(A)	1,000,000	999,773
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	520,000	514,510
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(A)	640,000	653,568
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,741,014
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	1,000,000	951,331
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	4,013,000	4,106,767
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	960,396
Enel Finance International
5.125%, 06/26/29(B)	2,000,000	2,009,162
Fifth Third Bancorp
6.339%, SOFRRATE + 2.340%, 07/27/29(A)	1,325,000	1,382,387
Glencore Funding
5.400%, 05/08/28(B)	890,000	904,884
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	1,000,000	994,523
0.855%, SOFRRATE + 0.609%, 02/12/26(A)	500,000	493,806

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Golub Capital BDC
2.500%, 08/24/26	$1,610,000	$1,525,244
HAT Holdings I
8.000%, 06/15/27(B)	500,000	523,752
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/29(A)	1,360,000	1,411,947
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	975,044
Inter-American Development Bank
5.162%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	999,837
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,487,378
International Bank for Reconstruction & Development MTN
0.000%, 03/31/28(D)	1,000,000	973,918
0.000%, 03/31/27(D)	2,500,000	2,338,937
International Development Association
0.875%, 04/28/26(B)	1,000,000	949,702
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	950,367
Jackson National Life Global Funding
5.550%, 07/02/27(B)	1,425,000	1,444,813
KeyCorp MTN
2.250%, 04/06/27	1,015,000	953,183
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	892,669
Kuntarahoitus
3.625%, 10/09/29(B)	1,000,000	972,678
Liberty Mutual Insurance
7.875%, 10/15/26(B)	1,250,000	1,305,374
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	839,515
NHP Foundation
5.850%, 12/01/28	250,000	260,599
NongHyup Bank MTN
4.875%, 07/03/28(B)	660,000	662,674
Nuveen
5.550%, 01/15/30(B)	980,000	1,003,810
Oaktree Strategic Credit Fund
8.400%, 11/14/28(B)	1,415,000	1,499,725
OMERS Finance Trust
3.500%, 04/19/32(B)	2,000,000	1,848,429

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
OPEC Fund for International Development
4.500%, 01/26/26(B)	$1,000,000	$996,720
OWS Cre Funding I
9.860%, US0003M + 4.900%, 09/15/25(A)(B)	1,190,255	1,190,794
Principal Life Global Funding II MTN
5.500%, 06/28/28(B)(E)	1,595,000	1,621,330
Prudential Financial MTN
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,126,645
1.500%, 03/10/26	1,000,000	960,025
RWE Finance US
5.875%, 04/16/34(B)	350,000	355,947
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	785,000	777,356
Societe Generale MTN
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B)	840,000	845,851
Starwood Property Trust
7.250%, 04/01/29‡(B)	500,000	511,456
6.000%, 04/15/30‡(B)	360,000	352,858
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,935,000	2,874,678
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,000,000	1,947,334
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(A)	1,965,000	2,107,163
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/30(A)(B)	2,000,000	2,045,572
USAA Capital
2.125%, 05/01/30(B)	1,825,000	1,588,017
Wells Fargo MTN
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,000,000	995,806
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	934,350
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,000,000	1,048,318
		93,754,669
INDUSTRIALS — 0.3%
Mileage Plus Holdings
6.500%, 06/20/27(B)	1,853,500	1,871,781

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 0.7%
Apple
3.000%, 06/20/27	$2,165,000	$2,097,213
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,891,143
Intel
4.150%, 08/05/32	1,000,000	924,573
		4,912,929
MATERIALS — 0.9%
Air Products and Chemicals
4.800%, 03/03/33	500,000	498,721
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	714,356
Celanese US Holdings
6.350%, 11/15/28	1,790,000	1,851,770
Freeport-McMoRan
5.250%, 09/01/29	810,000	810,377
LD Celulose International GmbH
7.950%, 01/26/32(B)	200,000	204,700
Smurfit Kappa Treasury ULC
5.200%, 01/15/30(B)	2,250,000	2,269,794
		6,349,718
REAL ESTATE — 0.1%
ERP Operating
4.150%, 12/01/28‡	1,000,000	982,337

UTILITIES — 3.4%
Alexander Funding Trust II
7.467%, 07/31/28(B)	1,345,000	1,424,328
Avangrid
3.800%, 06/01/29	2,000,000	1,909,500
3.150%, 12/01/24	1,000,000	997,824
California Buyer
6.375%, 02/15/32(B)	675,000	669,603
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(A)	1,500,000	1,532,645
Columbia Pipelines Holding
6.042%, 08/15/28(B)	445,000	457,968
Comision Federal de Electricidad
5.700%, 01/24/30(B)	525,000	513,820
Consumers 2023 Securitization Funding
5.550%, 03/01/28	769,616	776,744
Continental Wind
6.000%, 02/28/33(B)	944,989	959,907
Dominion Energy
2.250%, 08/15/31	1,000,000	842,290
Electricite de France
5.700%, 05/23/28(B)	1,800,000	1,845,326
3.625%, 10/13/25(B)	500,000	493,913

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
NextEra Energy Operating Partners
7.250%, 01/15/29(B)	$1,016,000	$1,045,263
Oncor Electric Delivery
0.550%, 10/01/25	1,000,000	965,132
Palomino Funding Trust I
7.233%, 05/17/28(B)	2,400,000	2,526,455
PG&E Recovery Funding
4.838%, 06/01/33	2,500,000	2,505,361
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,009,783
Solar Star Funding
3.950%, 06/30/35(B)	692,527	627,272
Southern Power
4.150%, 12/01/25	1,000,000	991,532
0.900%, 01/15/26	1,000,000	954,375
		23,049,041
Total Corporate Obligations
(Cost $150,666,874)		150,826,134

ASSET-BACKED SECURITIES — 18.6%

Automotive — 11.7%
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl D
1.820%, 02/14/28 (B)	$293,134	$290,825
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (B)	1,555,000	1,537,678
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl D
5.830%, 10/13/28 (B)	2,895,000	2,909,495
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	2,345,000	2,374,626
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,483,341
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl C
6.990%, 09/12/30 (B)	3,000,000	3,069,151
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,639,631

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	$192,273	$183,876
CPS Auto Receivables Trust 2023-D, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,731,842
CPS Auto Receivables Trust, Ser 2021-D, Cl D
2.310%, 12/15/27 (B)	1,000,000	985,132
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	507,350
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,826,378
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,990,809
Drive Auto Receivables Trust 2024-2, Ser 2024-2, Cl D
4.940%, 05/17/32	1,410,000	1,385,145
Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.450%, 01/16/29	965,948	952,224
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (B)	1,825,631	1,811,782
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	1,100,017	1,069,353
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	500,000	496,101
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	2,070,000	2,099,521
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	507,804
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,430,000	3,519,879
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,117,606
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,709,045
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl D
6.320%, 08/15/29	3,142,000	3,193,992
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	2,400,000	2,471,877

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	$1,005,000	$1,014,680
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	1,110,000	1,090,594
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	961,194
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	740,000	685,243
Flagship Credit Auto Trust, Ser 2023-3, Cl D
6.580%, 08/15/29 (B)	674,000	689,464
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl D
7.480%, 04/15/27 (B)	1,638,873	1,640,366
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	2,000,000	1,965,225
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (B)	4,080,000	4,014,391
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	1,000,000	1,008,738
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	506,456
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	436,460
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (B)	500,000	497,486
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (B)	89,572	88,654
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,126,203
Octane Receivables Trust, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,922,478
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,043,988
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,315,214

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	$192,352	$190,915
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/29	2,500,000	2,509,595
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	806,577	818,415
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	2,617,374	2,617,202
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (B)	237,448	237,615
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (B)	1,000,000	1,003,731
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,176,240
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (B)	1,400,000	1,399,546
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	600,000	606,546
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl E
2.330%, 08/17/26 (B)	1,716,000	1,694,007
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl D
5.480%, 09/15/27 (B)	1,255,000	1,258,404
		81,383,513
Other Asset-Backed Securities — 6.9%
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
6.286%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,254,876
Blackrock MT Hood CLO X, Ser 2023-1A, Cl A1
7.117%, TSFR3M + 2.500%, 04/20/35 (A)(B)	1,415,000	1,418,726
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,455,000	1,366,038

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Carlyle Direct Lending CLO 2015-1R, Ser 2024-1A, Cl A11A
6.456%, TSFR3M + 1.800%, 07/15/36 (A)(B)	$2,710,000	$2,708,537
Carlyle Global Market Strategies CLO 2015-5, Ser 2024-5A, Cl A2R3
6.267%, TSFR3M + 1.650%, 01/20/32 (A)(B)	1,930,000	1,930,857
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,170,806	1,068,225
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	454,993	341,260
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	2,000,000	1,954,602
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (B)	1,500,000	1,554,018
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,019,258
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,066,399
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	300,000	306,560
Golub Capital Partners Clo 45M, Ser 2024-45A, Cl A1R
6.837%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,399,820
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
6.174%, TSFR3M + 1.620%, 08/05/37 (A)(B)	1,385,000	1,386,419
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.429%, TSFR3M + 1.812%, 01/21/34 (A)(B)	2,000,000	2,001,796
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,330,313	1,175,437
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.553%, 03/25/36 (A)	40,889	1,118
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	500,000	506,153

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Jersey Mike's Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	$1,637,625	$1,595,645
Katayma CLO I, Ser 2023-1A, Cl A1
6.617%, TSFR3M + 2.000%, 10/20/36 (A)(B)	2,990,000	3,009,017
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,084,921	833,044
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	755,304
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (B)	700,000	685,470
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
6.718%, TSFR3M + 2.062%, 07/15/30 (A)(B)	1,000,000	1,000,355
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust 2024-6, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	2,051,972	2,070,187
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (B)	1,760,000	1,755,617
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	1,350,000	1,350,000
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	2,120,000	2,138,860
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	942,960	856,169
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,710,000	1,656,116
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	914,704	886,716
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	910,034	880,370
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	183,263	168,872

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	$1,469,507	$1,484,654
		47,586,495
Total Asset-Backed Securities
(Cost $128,507,636)		128,970,008

SOVEREIGN DEBT — 1.9%

CANADA — 0.1%
CDP Financial MTN
1.000%, 05/26/26(B)	$1,000,000	$948,792

FRANCE — 0.2%
Caisse d'Amortissement de la Dette Sociale
3.000%, 05/17/25(B)	1,000,000	991,480

JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,846,000	1,845,647
1.625%, 01/20/27	1,500,000	1,412,265

		3,257,912
JORDAN — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	1,000,000	987,641

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	400,667
1.000%, 05/28/30(B)	1,000,000	835,597

		1,236,264
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(B)	250,000	251,184

SUPRANATIONAL — 0.8%
European Investment Bank MTN
3.250%, 11/15/27	700,000	681,908
2.875%, 06/13/25	3,500,000	3,466,497
2.375%, 05/24/27	1,253,000	1,198,556

SOVEREIGN DEBT — continued
	Face Amount	Value
SUPRANATIONAL — continued
2.125%, 04/13/26	$500,000	$484,768

		5,831,729
Total Sovereign Debt
(Cost $13,616,118)		13,505,002

MUNICIPAL BONDS — 1.8%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$425,000	$445,263

California — 0.4%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,446,757
5.950%, 08/01/29	825,000	834,264
California Earthquake Authority, Ser A, RB
5.750%, 11/01/24	300,000	300,000
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	933,438
		3,514,459
Florida — 0.1%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	500,000	515,249

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	823,467	798,125

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	495,425
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,232,736
		1,728,161
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	23

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

MUNICIPAL BONDS — continued
	Face Amount	Value
Montana — 0.2%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	$500,000	$514,064
		514,064
New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
5.050%, 02/01/29 (A)(B)	2,250,000	2,250,000
4.880%, 07/01/33 (A)(B)	850,000	850,000
		3,100,000
New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	812,346

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	230,000	231,601

Wisconsin — 0.1%
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	500,000	500,855

Total Municipal Bonds
(Cost $12,350,343)		12,160,146

BANK LOAN OBLIGATIONS — 0.5%

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M + 2.500%, 05/21/29(A)	$2,255,025	$2,254,326
Vistra Zero Operating Company Term Loan
7.435%, 03/20/31	995,000	996,423
Total Bank Loan Obligations
(Cost $3,241,099)		3,250,749

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$243,945	$226,261

Total U.S. Government Agency Obligation
(Cost $231,947)		226,261

SHORT-TERM INVESTMENT — 0.1%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (F)
(Cost $811,295)	811,295	$811,295
Total Short-Term Investment
(Cost $811,295)		811,295
Total Investments in Securities— 98.5%
(Cost $684,090,378)		$684,602,002

Percentages are based on Net Assets of $695,264,963.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	449	Dec-2024	$49,203,112	$48,148,234	$(1,054,878)

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2024 was $225,302,541 and represented 32.4% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2024

(D)	Zero coupon security.
(E)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $795,447.
(F)	This security was purchased with cash collateral received from securities lending. The total of such securities as of October 31, 2024, was $811,295.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month TSFR3M — Term Secured Overnight Financing Rate 3 Month US0003M — ICE LIBOR USD 1 Month USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$209,959,550	$—	$209,959,550
Mortgage-Backed Securities	—	164,892,857	—	164,892,857
Corporate Obligations	—	150,826,134	—	150,826,134
Asset-Backed Securities	—	128,970,008	—	128,970,008
Sovereign Debt	—	13,505,002	—	13,505,002
Municipal Bonds	—	12,160,146	—	12,160,146
Bank Loan Obligations	—	3,250,749	—	3,250,749
Short-Term Investment	811,295	—	—	811,295
U.S. Government Agency Obligation	—	226,261	—	226,261

Total Investments in Securities	$811,295	$683,790,707	$—	$684,602,002

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Depreciation	$(1,054,878)	$—	$—	$(1,054,878)

Total Other Financial Instruments	$(1,054,878)	$—	$—	$(1,054,878)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.9%
	Shares	Value
COMMUNICATION SERVICES — 9.7%
Alphabet, Cl A	502,841	$86,041,124
Alphabet, Cl C	415,044	71,673,948
AT&T	744,621	16,783,757
Charter Communications, Cl A *	7,998	2,620,225
Comcast, Cl A	318,305	13,900,379
Electronic Arts	19,812	2,988,640
Fox, Cl A	18,486	776,412
Fox, Cl B	10,842	422,404
Interpublic Group of	30,979	910,783
Match Group *	21,204	763,980
Meta Platforms, Cl A	180,030	102,181,427
Netflix *	35,442	26,795,215
News, Cl A	31,132	848,347
News, Cl B	9,237	268,242
Omnicom Group	16,122	1,628,322
Paramount Global, Cl B	48,980	535,841
Take-Two Interactive Software *	13,433	2,172,385
T-Mobile US	73,495	16,401,144
Verizon Communications	454,765	19,159,250
Walt Disney	149,398	14,372,088
Warner Bros Discovery *	183,827	1,494,514
		382,738,427
CONSUMER DISCRETIONARY — 10.0%
Airbnb, Cl A *	36,258	4,887,216
Amazon.com *	774,821	144,426,634
Aptiv *	21,937	1,246,680
AutoZone *	1,408	4,236,672
Best Buy	16,195	1,464,514
Booking Holdings	2,763	12,920,479
BorgWarner	18,742	630,294
CarMax *	12,861	930,879
Carnival *	83,222	1,830,884
Chipotle Mexican Grill, Cl A *	112,800	6,290,856
Darden Restaurants	9,762	1,562,115
Deckers Outdoor *	12,564	2,021,422
Domino's Pizza	2,882	1,192,370
DR Horton	24,180	4,086,420
eBay	40,275	2,316,215
Expedia Group *	10,272	1,605,616
Ford Motor	321,717	3,310,468
Garmin	12,671	2,513,293
General Motors	92,616	4,701,188
Genuine Parts	11,480	1,316,756
Hasbro	10,785	707,819
Hilton Worldwide Holdings	20,306	4,768,864
Home Depot	81,713	32,174,494
Lennar, Cl A	19,917	3,391,865
LKQ	21,720	799,079
Lowe's	46,957	12,294,751
Lululemon Athletica *	9,477	2,823,198

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Marriott International, Cl A	19,255	$5,006,685
McDonald's	59,112	17,267,206
Mohawk Industries *	4,317	579,644
NIKE, Cl B	99,035	7,638,570
Norwegian Cruise Line Holdings *	36,271	919,107
NVR *	254	2,324,814
O'Reilly Automotive *	4,780	5,512,009
Pool	3,153	1,140,251
PulteGroup	17,101	2,215,093
Ralph Lauren, Cl A	3,301	653,367
Ross Stores	27,488	3,840,623
Royal Caribbean Cruises	19,515	4,026,920
Starbucks	93,385	9,123,715
Tapestry	19,010	902,025
Tesla *	228,637	57,124,954
TJX	93,128	10,526,258
Tractor Supply	8,889	2,360,118
Ulta Beauty *	3,932	1,450,829
Yum! Brands	23,169	3,038,846
		396,102,075
CONSUMER STAPLES — 6.5%
Archer-Daniels-Midland	39,449	2,177,979
Brown-Forman, Cl B	15,073	663,664
Bunge Global	11,673	980,766
Campbell Soup	27,387	1,277,603
Clorox	17,822	2,825,678
Coca-Cola	559,338	36,530,365
Colgate-Palmolive	143,084	13,408,402
Conagra Brands	47,110	1,363,363
Constellation Brands, Cl A	23,681	5,502,044
Costco Wholesale	47,900	41,873,222
Dollar General	18,095	1,448,324
Dollar Tree *	16,647	1,076,062
Estee Lauder, Cl A	19,194	1,323,234
General Mills	72,260	4,915,125
Hershey	17,227	3,059,171
Hormel Foods	23,917	730,664
J M Smucker	8,770	995,483
Kellanova	28,694	2,314,171
Kenvue	237,381	5,443,146
Keurig Dr Pepper	169,490	5,584,696
Kimberly-Clark	61,333	8,229,662
Kraft Heinz	103,156	3,451,600
Kroger	68,342	3,811,433
Lamb Weston Holdings	11,886	923,423
McCormick	20,761	1,624,341
Molson Coors Beverage, Cl B	14,428	785,893
Mondelez International, Cl A	182,128	12,472,126
Monster Beverage *	110,308	5,811,025
PepsiCo	185,306	30,775,621

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Sysco	40,518	$3,036,824
Target	38,123	5,719,975
Tyson Foods, Cl A	23,577	1,381,376
Walgreens Boots Alliance	59,037	558,490
Walmart	552,734	45,296,551
		257,371,502
ENERGY — 3.4%
APA	30,452	718,667
Baker Hughes, Cl A	81,831	3,116,125
Chevron	140,160	20,858,611
ConocoPhillips	95,691	10,481,992
Coterra Energy	60,939	1,457,661
Devon Energy	51,580	1,995,115
Diamondback Energy	14,700	2,598,519
EOG Resources	46,855	5,714,436
Equities	49,000	1,790,460
Exxon Mobil	391,903	45,766,432
Halliburton	72,713	2,017,059
Hess	22,775	3,062,782
Kinder Morgan	159,114	3,899,884
Marathon Oil	46,141	1,278,106
Marathon Petroleum	27,579	4,011,917
Occidental Petroleum	55,487	2,780,454
ONEOK	48,096	4,659,540
Phillips 66	34,492	4,201,815
Schlumberger	117,042	4,689,873
Targa Resources	17,999	3,005,113
Valero Energy	26,401	3,425,794
Williams	100,447	5,260,409
		136,790,764
FINANCIALS — 13.7%
Aflac	41,533	4,352,243
Allstate	21,758	4,058,302
American Express	46,280	12,499,302
American International Group	53,026	4,023,613
Ameriprise Financial	8,091	4,128,837
Aon, Cl A	17,902	6,567,707
Arch Capital Group *	30,863	3,041,857
Arthur J Gallagher	18,055	5,077,066
Assurant	4,268	818,176
Bank of America	556,269	23,263,170
Bank of New York Mellon	60,795	4,581,511
Berkshire Hathaway, Cl B *	168,833	76,130,176
BlackRock Funding	11,474	11,256,338
Blackstone	59,337	9,953,782
Brown & Brown	19,510	2,041,526
Capital One Financial	31,466	5,122,350
Cboe Global Markets	8,622	1,841,400
Charles Schwab	123,149	8,722,644
Chubb	30,956	8,743,213
Cincinnati Financial	12,875	1,813,186

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Citigroup	157,181	$10,086,305
Citizens Financial Group	36,949	1,556,292
CME Group, Cl A	29,673	6,687,107
Corpay *	5,722	1,886,658
Discover Financial Services	20,689	3,070,868
Erie Indemnity, Cl A	2,055	922,366
Everest Group	3,566	1,268,105
FactSet Research Systems	3,135	1,423,478
Fidelity National Information Services	44,927	4,031,300
Fifth Third Bancorp	55,726	2,434,112
Fiserv *	47,442	9,388,772
Franklin Resources	25,460	528,804
Global Payments	20,967	2,174,488
Globe Life	7,402	781,651
Goldman Sachs Group	26,023	13,474,449
Hartford Financial Services Group	24,145	2,666,574
Huntington Bancshares	119,651	1,865,359
Intercontinental Exchange	47,311	7,374,366
Invesco	37,086	643,071
Jack Henry & Associates	6,007	1,092,853
JPMorgan Chase	234,452	52,029,588
KeyCorp	76,467	1,319,056
Loews	15,043	1,187,795
M&T Bank	13,762	2,679,186
MarketAxess Holdings	3,111	900,386
Marsh & McLennan	40,523	8,843,739
Mastercard, Cl A	79,666	39,800,337
MetLife	48,429	3,797,802
Moody's	12,905	5,859,386
Morgan Stanley	102,655	11,933,644
MSCI, Cl A	6,481	3,701,947
Nasdaq	34,117	2,521,929
Northern Trust	16,636	1,672,251
PayPal Holdings *	84,199	6,676,981
PNC Financial Services Group	32,755	6,166,784
Principal Financial Group	17,539	1,445,214
Progressive	50,669	12,303,953
Prudential Financial	29,418	3,603,117
Raymond James Financial	15,273	2,263,764
Regions Financial	75,380	1,799,321
S&P Global	26,386	12,674,779
State Street	24,576	2,280,653
Synchrony Financial	32,561	1,795,413
T Rowe Price Group	18,343	2,015,162
Travelers	18,782	4,619,245
Truist Financial	110,334	4,749,879
US Bancorp	128,538	6,209,671
Visa, Cl A	152,498	44,201,545
W R Berkley	24,817	1,418,788
Wells Fargo	280,435	18,205,840

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Willis Towers Watson	8,369	$2,529,028
		542,599,560
HEALTH CARE — 9.1%
Align Technology *	5,786	1,186,304
Baxter International	117,700	4,201,890
Boston Scientific *	309,945	26,041,579
Cardinal Health	71,310	7,738,561
Cencora, Cl A	45,139	10,295,303
Centene *	122,800	7,645,528
Cigna Group	43,187	13,595,699
CVS Health	214,639	12,118,518
DaVita *	22,649	3,166,557
Dexcom *	33,013	2,326,756
Edwards Lifesciences *	94,634	6,341,424
Elevance Health	50,056	20,310,723
Henry Schein *	52,030	3,654,067
Hologic *	104,681	8,465,553
Humana	23,903	6,162,911
IDEXX Laboratories *	15,790	6,425,267
Insulet *	5,778	1,337,780
Intuitive Surgical *	44,436	22,388,634
IQVIA Holdings *	112,601	23,175,538
McKesson	27,110	13,570,995
Medtronic	221,690	19,785,833
Mettler-Toledo International *	17,775	22,960,856
Molina Healthcare *	15,720	5,049,578
Quest Diagnostics	45,355	7,022,315
ResMed	25,075	6,079,935
Solventum *	11,358	824,364
STERIS	34,457	7,644,285
Stryker	67,876	24,182,861
Teleflex	16,655	3,348,654
West Pharmaceutical Services	63,583	19,579,113
Zimmer Biomet Holdings	64,826	6,931,196
Zoetis, Cl A	199,937	35,744,737
		359,303,314
INDUSTRIALS — 7.9%
3M	50,461	6,482,725
A O Smith	9,856	740,186
Allegion	7,180	1,002,543
AMETEK	19,079	3,497,944
Automatic Data Processing	49,193	14,228,583
Axon Enterprise *	5,916	2,505,426
Broadridge Financial Solutions	9,617	2,027,841
Builders FirstSource *	9,596	1,644,754
Carrier Global	77,286	5,620,238
Caterpillar	39,957	15,031,823
CH Robinson Worldwide	9,665	995,882
Cintas	65,110	13,400,289
Copart *	72,192	3,715,722
CSX	159,782	5,375,066

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Cummins	11,293	$3,715,171
Dayforce *	13,070	927,316
Deere	22,368	9,052,106
Dover	11,327	2,144,541
Eaton	46,918	15,557,071
Emerson Electric	47,193	5,109,586
Equifax	10,196	2,702,144
Expeditors International of Washington	11,629	1,383,851
Fastenal	57,229	4,474,163
FedEx	18,571	5,085,668
Fortive	28,850	2,060,756
GE Vernova *	22,645	6,831,091
Generac Holdings *	4,957	820,631
General Electric	119,498	20,527,366
Howmet Aerospace	33,532	3,343,811
Hubbell, Cl B	4,424	1,889,181
IDEX	6,238	1,338,924
Illinois Tool Works	28,216	7,368,044
Ingersoll Rand	33,243	3,191,328
JB Hunt Transport Services	6,639	1,199,136
Johnson Controls International	55,024	4,157,063
Masco	17,991	1,437,661
Nordson	4,483	1,111,291
Norfolk Southern	18,631	4,665,761
Old Dominion Freight Line	15,540	3,128,513
Otis Worldwide	33,032	3,243,742
PACCAR	43,174	4,502,185
Parker-Hannifin	12,713	8,060,932
Paychex	35,101	4,890,622
Paycom Software	4,010	838,210
Pentair	13,588	1,346,843
Quanta Services	12,141	3,662,090
Republic Services, Cl A	31,892	6,314,616
Rockwell Automation	9,350	2,493,739
Rollins	23,170	1,092,234
Snap-on	4,341	1,433,094
Southwest Airlines	49,371	1,509,765
Stanley Black & Decker	12,687	1,179,130
Trane Technologies	27,355	10,125,727
TransDigm Group	6,800	8,855,640
Uber Technologies *	173,100	12,471,855
Union Pacific	50,200	11,649,914
United Airlines Holdings *	27,138	2,123,820
United Parcel Service, Cl B	60,361	8,091,996
United Rentals	5,487	4,459,834
Veralto	20,362	2,080,793
Verisk Analytics, Cl A	11,736	3,224,114
Waste Management	48,509	10,470,668
Westinghouse Air Brake Technologies	20,542	3,861,485
WW Grainger	3,693	4,096,386

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Xylem	21,220	$2,584,172
		314,154,802
INFORMATION TECHNOLOGY — 32.5%
Accenture, Cl A	51,616	17,798,229
Adobe *	36,538	17,468,087
Advanced Micro Devices *	133,369	19,214,472
Akamai Technologies *	12,516	1,265,117
Amphenol, Cl A	99,239	6,650,998
Analog Devices	43,124	9,621,396
ANSYS *	7,201	2,307,272
Apple	1,274,419	287,903,996
Applied Materials	68,228	12,388,840
Arista Networks *	21,228	8,203,348
Autodesk *	17,754	5,038,585
Broadcom	425,749	72,279,408
Cadence Design Systems *	22,564	6,230,372
CDW	11,007	2,071,848
Cisco Systems	331,950	18,180,902
Cognizant Technology Solutions, Cl A	40,801	3,043,347
Crowdstrike Holdings, Cl A *	19,026	5,648,249
Dell Technologies, Cl C	23,705	2,930,649
Enphase Energy *	11,159	926,643
EPAM Systems *	4,692	885,146
F5 *	4,803	1,123,326
Fair Isaac *	2,020	4,026,082
First Solar *	8,821	1,715,508
Fortinet *	52,315	4,115,098
Gartner *	6,350	3,190,875
Gen Digital	44,648	1,299,703
GoDaddy, Cl A *	11,617	1,937,716
Hewlett Packard Enterprise	107,119	2,087,749
HP	80,623	2,863,729
Intel	351,666	7,567,852
International Business Machines	75,906	15,691,288
Intuit	23,036	14,058,871
Jabil	9,348	1,150,645
Juniper Networks	27,099	1,054,151
Keysight Technologies *	14,383	2,143,211
KLA	11,580	7,714,943
Lam Research	107,440	7,988,164
Microchip Technology	44,228	3,245,008
Micron Technology	91,408	9,108,807
Microsoft	647,835	263,247,752
Monolithic Power Systems	4,017	3,050,108
Motorola Solutions	13,748	6,177,664
NetApp	16,939	1,953,236
NVIDIA	2,037,188	270,457,079
NXP Semiconductors	20,991	4,922,390
ON Semiconductor *	35,300	2,488,297

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Oracle	131,714	$22,106,878
Palantir Technologies, Cl A *	165,900	6,894,804
Palo Alto Networks *	26,682	9,614,325
PTC *	9,900	1,834,767
Qorvo *	7,817	557,039
QUALCOMM	91,798	14,941,961
Roper Technologies	8,834	4,750,307
Salesforce	79,849	23,265,603
Seagate Technology Holdings	17,304	1,736,802
ServiceNow *	16,975	15,837,505
Skyworks Solutions	13,189	1,155,093
Super Micro Computer *,(A)	41,500	1,208,065
Synopsys *	12,626	6,484,840
TE Connectivity	25,044	3,691,986
Teledyne Technologies *	3,855	1,755,259
Teradyne	13,446	1,428,100
Texas Instruments	89,070	18,095,461
Trimble *	20,100	1,216,050
Tyler Technologies *	3,516	2,129,254
VeriSign *	6,917	1,223,202
Western Digital *	26,947	1,759,909
Zebra Technologies, Cl A *	4,250	1,623,373
		1,287,746,739
MATERIALS — 2.3%
Air Products and Chemicals	18,320	5,688,910
Albemarle	9,660	915,092
Amcor	119,135	1,325,973
Avery Dennison	6,635	1,373,644
Ball	24,968	1,479,354
Celanese, Cl A	9,004	1,134,234
CF Industries Holdings	14,904	1,225,556
Corteva	57,039	3,474,816
Dow	57,728	2,850,609
DuPont de Nemours	34,365	2,851,951
Eastman Chemical	9,633	1,012,332
Ecolab	24,286	5,967,799
FMC	10,326	671,087
Freeport-McMoRan	118,451	5,332,664
International Flavors & Fragrances	21,067	2,094,692
International Paper	28,630	1,590,110
Linde	50,306	22,947,082
LyondellBasell Industries, Cl A	21,395	1,858,156
Martin Marietta Materials	5,036	2,983,024
Mosaic	26,266	702,878
Newmont	94,601	4,298,669
Nucor	19,558	2,774,107
Packaging Corp of America	7,348	1,682,251
PPG Industries	19,225	2,393,705
Sherwin-Williams	19,124	6,861,117
Smurfit WestRock	40,641	2,093,011

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Steel Dynamics	11,825	$1,543,162
Vulcan Materials	10,882	2,980,906
		92,106,891
REAL ESTATE — 2.3%
American Tower ‡	46,194	9,864,267
AvalonBay Communities ‡	11,704	2,593,724
BXP ‡	11,972	964,464
Camden Property Trust ‡	8,787	1,017,447
CBRE Group, Cl A *	24,821	3,250,806
CoStar Group *	33,800	2,460,302
Crown Castle International ‡	35,810	3,849,217
Digital Realty Trust ‡	29,895	5,328,186
Equinix ‡	9,054	8,221,756
Equity Residential ‡	28,082	1,976,130
Essex Property Trust ‡	5,291	1,501,903
Extra Space Storage ‡	17,464	2,851,871
Federal Realty Investment Trust ‡	6,199	687,097
Host Hotels & Resorts ‡	57,891	998,041
Invitation Homes ‡	46,900	1,473,129
Iron Mountain ‡	35,606	4,405,530
Kimco Realty ‡	55,555	1,317,765
Mid-America Apartment Communities ‡	9,631	1,457,556
Prologis ‡	76,299	8,617,209
Public Storage ‡	14,311	4,709,178
Realty Income ‡	71,730	4,258,610
Regency Centers ‡	13,487	963,511
SBA Communications, Cl A ‡	8,856	2,032,186
Simon Property Group ‡	25,255	4,271,126
UDR ‡	24,683	1,041,376
Welltower ‡	79,032	10,659,836
Weyerhaeuser ‡	59,969	1,868,634
		92,640,857
UTILITIES — 2.5%
Alliant Energy	21,100	1,266,000
American Water Works	16,057	2,217,632
Atmos Energy	12,792	1,775,274
CenterPoint Energy	53,686	1,585,348
CMS Energy	32,637	2,271,862
Consolidated Edison	44,374	4,511,948
Constellation Energy	25,690	6,755,442
Dominion Energy	83,667	4,980,697
Edison International	42,287	3,484,449
Entergy	21,815	3,376,526
Eversource Energy	29,469	1,940,534
Exelon	119,813	4,708,651
FirstEnergy	70,057	2,930,484
NextEra Energy	225,488	17,869,924
NRG Energy	16,978	1,534,811
PG&E	235,800	4,767,876

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Pinnacle West Capital	9,404	$825,765
Public Service Enterprise Group	80,746	7,219,500
Sempra	104,714	8,730,006
Southern	178,543	16,252,769
		99,005,498
Total Common Stock
(Cost $1,824,003,708)		3,960,560,429

RIGHTS — 0.0%
	Number of Rights
Abiomed * (B)(C)	5,594	$—

Total Rights
(Cost $–)		—

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (D)
(Cost $1,963,560)	1,963,560	$1,963,560
Total Short-Term Investment
(Cost $1,963,560)		1,963,560
Total Investments in Securities— 99.9%
(Cost $1,825,967,268)		$3,962,523,989

Percentages are based on Net Assets of $3,964,785,325.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
S&P 500 Index E-MINI	20	Dec-2024	$5,863,000	$5,738,500	$(124,500)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $1,295,848.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2024

(D)	This security was purchased with cash collateral received from securities lending. The total of such securities as of October 31, 2024, was $1,963,560.

Cl — Class

Amounts designated as “–” are $0 or have been round to $0.

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3^		Total
Total Common Stock	$3,960,560,429	$—	$—		$3,960,560,429
Short-Term Investment	1,963,560	—	—		1,963,560
Rights	—	—	—	#	—

Total Investments in Securities	$3,962,523,989	$—	$—		$3,962,523,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Depreciation	$(124,500)	$—	$—	$(124,500)

Total Other Financial Instruments	$(124,500)	$—	$—	$(124,500)

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Shares	Value
COMMUNICATION SERVICES — 3.7%
Cable One	2,058	$702,930
Cargurus, Cl A *	36,805	1,141,691
Cars.com *	27,010	431,890
Cinemark Holdings *	46,122	1,372,129
Cogent Communications Holdings	18,311	1,469,824
Consolidated Communications Holdings *	38,918	180,385
EchoStar, Cl A *	51,649	1,294,324
Gogo *	35,241	230,829
IAC *	30,145	1,445,453
John Wiley & Sons, Cl A	17,376	856,637
Lumen Technologies *	429,163	2,742,352
Madison Square Garden Sports *	7,007	1,560,459
QuinStreet *	23,022	483,462
Scholastic	10,824	268,760
Shenandoah Telecommunications	22,657	313,573
Shutterstock	11,260	361,333
TechTarget *	11,558	334,546
TEGNA	69,521	1,142,230
Telephone and Data Systems	42,505	1,264,524
Thryv Holdings *	14,312	205,807
TripAdvisor *	48,783	782,479
Yelp, Cl A *	28,902	986,714
Ziff Davis *	19,568	905,411
		20,477,742
CONSUMER DISCRETIONARY — 13.7%
Abercrombie & Fitch, Cl A *	100	13,179
Academy Sports & Outdoors	30,153	1,533,582
Adient *	36,343	709,779
Adtalem Global Education *	16,482	1,333,723
Advance Auto Parts	25,596	913,521
American Axle & Manufacturing Holdings *	50,083	282,969
American Eagle Outfitters	75,652	1,482,023
Asbury Automotive Group *	8,346	1,901,553
Bath & Body Works	94,310	2,676,518
BJ's Restaurants *	11,435	424,124
Bloomin' Brands	37,687	625,227
Boot Barn Holdings *	12,704	1,582,283
Brinker International *	18,835	1,934,543
Buckle	12,458	530,212
Caleres	14,798	441,720
Cavco Industries *	3,654	1,497,391
Century Communities	12,541	1,111,885
Cheesecake Factory	21,328	985,780
Cracker Barrel Old Country Store	11,249	535,115
Dana	54,933	421,336

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Dave & Buster's Entertainment *	15,947	$588,923
Dorman Products *	11,332	1,292,188
Ethan Allen Interiors	12,146	336,080
Etsy *	48,683	2,504,254
Foot Locker	35,443	821,923
Fox Factory Holding *	17,897	644,113
Frontdoor *	33,318	1,655,571
Gentherm *	13,050	547,447
G-III Apparel Group *	19,488	590,097
Green Brick Partners *	13,979	964,691
Group 1 Automotive	5,450	1,985,544
Guess?	11,953	203,081
Hanesbrands *	155,429	1,080,232
Helen of Troy *	10,873	692,066
Installed Building Products	10,104	2,191,558
Jack in the Box	9,671	476,297
Kohl's (A)	47,498	877,763
Kontoor Brands	22,055	1,888,570
La-Z-Boy, Cl Z	19,320	735,126
LCI Industries	10,604	1,180,013
Leggett & Platt	63,413	760,956
Leslie's *	88,855	239,020
LGI Homes *	9,628	977,820
MarineMax *	8,581	249,965
Meritage Homes	15,836	2,869,483
M/I Homes *	12,023	1,822,567
Mister Car Wash *	51,075	383,573
Monro	12,462	341,583
National Vision Holdings *	35,240	366,496
ODP *	14,501	449,966
Oxford Industries	7,418	538,695
Papa John's International	15,478	810,892
Patrick Industries	9,330	1,175,393
Perdoceo Education	28,259	631,589
Phinia	18,254	850,271
Sabre *	180,205	576,656
Sally Beauty Holdings *	42,748	555,724
Shake Shack, Cl A *	17,296	2,104,404
Shoe Carnival	7,352	251,953
Signet Jewelers	18,577	1,703,139
Six Flags Entertainment	41,723	1,644,303
Sonic Automotive, Cl A	6,072	344,465
Sonos *	57,344	718,520
Standard Motor Products	8,651	278,476
Steven Madden	32,495	1,461,300
Strategic Education	10,861	944,473
Stride *	18,379	1,714,393
Topgolf Callaway Brands *	68,444	664,591
Tri Pointe Homes *	41,510	1,678,249
Upbound Group, Cl A	20,270	592,695
Urban Outfitters *	23,728	853,022

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
VF	143,186	$2,965,382
Victoria's Secret *	33,785	1,022,334
Winnebago Industries	12,091	677,580
Wolverine World Wide	36,427	560,612
Worthington Enterprises	15,033	575,764
XPEL *	9,735	375,479
		76,923,783
CONSUMER STAPLES — 3.0%
Andersons	14,777	670,876
B&G Foods	37,288	317,694
Cal-Maine Foods	17,356	1,523,510
Central Garden & Pet *	3,985	136,685
Central Garden & Pet, Cl A *	22,270	648,948
Chefs' Warehouse *	15,429	615,926
Edgewell Personal Care	20,536	717,733
Energizer Holdings	27,791	891,257
Fresh Del Monte Produce	14,961	480,398
Grocery Outlet Holding *	45,240	646,932
Hain Celestial Group *	42,713	372,884
Inter Parfums	7,967	964,565
J & J Snack Foods	6,856	1,125,207
John B Sanfilippo & Son	4,008	330,700
MGP Ingredients	6,736	323,597
National Beverage	11,745	530,757
PriceSmart	11,250	934,650
Simply Good Foods *	40,170	1,352,122
SpartanNash	15,452	325,110
Tootsie Roll Industries	7,942	231,668
TreeHouse Foods *	20,579	748,664
United Natural Foods *	27,206	553,370
USANA Health Sciences *	5,089	187,988
WD-40	5,728	1,501,137
WK Kellogg	30,381	505,236
		16,637,614
ENERGY — 4.4%
Archrock	76,563	1,532,791
Bristow Group *	12,507	414,857
Cactus, Cl A	29,930	1,774,550
California Resources	32,674	1,698,068
Comstock Resources	46,958	542,834
Core Laboratories	25,181	475,921
Crescent Energy, Cl A	72,397	899,895
CVR Energy	20,510	326,109
Dorian LPG	17,782	513,011
Green Plains *	34,525	422,241
Helix Energy Solutions Group *	66,934	619,139
Helmerich & Payne	45,786	1,538,409
Innovex International *	18,946	268,844
Liberty Energy, Cl A	76,685	1,309,013
Magnolia Oil & Gas, Cl A	87,649	2,215,767
Nabors Industries *	4,625	344,146

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Northern Oil and Gas	47,415	$1,718,794
Par Pacific Holdings *	30,673	473,898
Patterson-UTI Energy	163,572	1,254,597
ProPetro Holding *	44,948	310,591
REX American Resources *	8,234	368,307
RPC	50,402	286,283
SM Energy	53,301	2,237,043
Talos Energy *	64,531	659,507
Tidewater *	21,555	1,294,809
Vital Energy *	17,496	477,116
World Kinect	28,029	732,958
		24,709,498
FINANCIALS — 19.6%
Ambac Financial Group *	19,845	224,447
Ameris Bancorp	26,938	1,669,887
AMERISAFE	7,993	432,022
Apollo Commercial Real Estate Finance ‡	53,906	479,224
Arbor Realty Trust ‡,(A)	80,843	1,191,626
ARMOUR Residential REIT ‡,(A)	20,400	382,500
Artisan Partners Asset Management, Cl A	30,010	1,323,441
Assured Guaranty	20,598	1,719,109
Atlantic Union Bankshares	37,393	1,413,455
Axos Financial *	22,539	1,526,341
Banc of California	57,557	884,076
BancFirst	8,251	896,966
Bancorp *	20,390	1,024,801
Bank of Hawaii	16,553	1,195,623
BankUnited	31,292	1,105,859
Banner	14,399	922,112
Berkshire Hills Bancorp	17,575	478,567
BGC Group, Cl A	157,599	1,476,703
Blackstone Mortgage Trust, Cl A ‡,(A)	72,993	1,329,203
Bread Financial Holdings	20,882	1,040,968
Brightsphere Investment Group	11,659	307,681
Brookline Bancorp	37,289	419,501
Capitol Federal Financial	51,215	330,081
Cathay General Bancorp	30,057	1,382,021
Central Pacific Financial	11,350	305,769
City Holding	6,113	712,776
Cohen & Steers	11,284	1,114,521
Comerica	55,437	3,531,891
Community Financial System	21,883	1,337,927
Customers Bancorp *	12,805	590,695
CVB Financial	55,521	1,078,773
Dime Community Bancshares	14,739	443,202
Donnelley Financial Solutions *	11,110	648,157
Eagle Bancorp	12,624	330,875
Ellington Financial ‡	36,204	437,706
Employers Holdings	10,344	503,960

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Encore Capital Group *	9,910	$452,689
Enova International *	11,291	981,301
EVERTEC	27,271	893,398
EZCORP, Cl A *	21,712	249,471
FB Financial	14,540	715,368
First BanCorp Puerto Rico	67,817	1,307,512
First Bancorp Southern Pines	17,239	718,866
First Commonwealth Financial	42,617	700,623
First Financial Bancorp	39,766	1,017,214
First Hawaiian	53,261	1,317,677
Franklin BSP Realty Trust ‡	34,230	445,332
Fulton Financial	75,759	1,371,995
Genworth Financial, Cl A *	180,723	1,218,073
Goosehead Insurance, Cl A *	10,510	1,144,539
Green Dot, Cl A *	24,258	275,571
HA Sustainable Infrastructure Capital	49,184	1,720,948
Hanmi Financial	12,612	288,436
HCI Group	3,509	397,605
Heritage Financial	14,467	332,596
Hilltop Holdings	19,245	589,474
Hope Bancorp	50,392	624,357
Horace Mann Educators	17,013	633,564
Independent Bank	17,693	1,112,890
Independent Bank Group	15,070	879,485
Jackson Financial, Cl A	31,355	3,133,932
KKR Real Estate Finance Trust ‡	24,363	282,367
Lakeland Financial	10,601	689,807
Lincoln National	72,487	2,518,923
Mercury General	11,052	747,447
Moelis, Cl A	29,631	1,967,498
Mr Cooper Group *	26,856	2,378,099
National Bank Holdings, Cl A	15,829	711,672
Navient	32,953	468,921
NBT Bancorp	19,714	876,879
NCR Atleos *	31,312	819,748
New York Mortgage Trust ‡	37,988	219,191
NMI Holdings, Cl A *	33,182	1,283,480
Northwest Bancshares	53,190	706,895
OFG Bancorp	19,389	780,795
Pacific Premier Bancorp	40,336	1,028,971
Palomar Holdings *	10,923	980,558
Park National	6,054	1,046,010
Pathward Financial	10,385	734,843
Payoneer Global *	111,359	959,915
PennyMac Mortgage Investment Trust ‡	36,335	489,796
Piper Sandler	6,594	1,870,322
PJT Partners	9,910	1,377,094
PRA Group *	18,219	367,295
Preferred Bank	5,163	435,602
ProAssurance *	22,806	339,581

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
PROG Holdings	18,241	$796,584
Provident Financial Services	54,344	1,015,146
Radian Group	62,646	2,186,972
Ready Capital ‡	70,366	482,007
Redwood Trust ‡	56,493	413,529
Renasant	26,561	905,996
S&T Bancorp	15,971	606,579
Safety Insurance Group	6,179	483,599
Seacoast Banking Corp of Florida	35,207	940,027
ServisFirst Bancshares	21,140	1,757,580
Simmons First National, Cl A	52,289	1,213,105
SiriusPoint *	40,646	534,088
Southside Bancshares	11,932	386,597
Stellar Bancorp	19,858	540,535
StepStone Group, Cl A	26,100	1,569,393
Stewart Information Services	11,522	792,714
StoneX Group *	11,784	1,061,031
Tompkins Financial	5,202	335,737
Triumph Financial *	9,112	805,227
Trupanion *,(A)	14,631	801,486
TrustCo Bank NY	7,878	259,816
Trustmark	25,574	887,929
Two Harbors Investment ‡	43,347	498,491
United Community Banks	49,645	1,412,897
United Fire Group	8,926	175,307
Veritex Holdings	22,692	612,684
Virtu Financial, Cl A	34,136	1,056,851
Virtus Investment Partners	2,773	599,994
WaFd	33,826	1,149,407
Walker & Dunlop	13,638	1,491,588
Westamerica BanCorp	11,114	572,593
WisdomTree	49,573	513,081
World Acceptance *	1,732	197,621
WSFS Financial	24,684	1,213,712
		109,066,994
HEALTH CARE — 10.4%
AdaptHealth, Cl A *	49,880	513,265
Addus HomeCare *	8,102	1,008,051
ADMA Biologics *	104,210	1,699,665
Alkermes *	83,234	2,139,114
AMN Healthcare Services *	18,173	689,484
Arcus Biosciences *	29,868	456,980
Artivion *	18,278	481,260
Astrana Health *	18,795	1,010,795
Avanos Medical *	22,141	413,594
Catalyst Pharmaceuticals *	56,481	1,231,286
Certara *	52,647	536,999
Collegium Pharmaceutical *	19,565	667,949
CONMED	15,028	1,025,511
CorVel *	4,148	1,235,357

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Embecta	29,728	$418,570
Fortrea Holdings *	45,487	765,091
Fulgent Genetics *	11,657	250,043
Glaukos *	23,579	3,118,323
Harmony Biosciences Holdings *	18,842	605,393
HealthStream	12,035	351,843
Hims & Hers Health *	81,952	1,543,156
ICU Medical *	10,627	1,814,348
Inari Medical *	23,495	1,137,158
Innoviva *	36,867	721,118
Inspire Medical Systems *	12,847	2,505,679
Integer Holdings *	14,742	1,831,693
Integra LifeSciences Holdings *	33,789	633,882
Krystal Biotech *	11,656	2,011,010
LeMaitre Vascular	9,337	825,297
Ligand Pharmaceuticals *	9,698	1,025,079
Merit Medical Systems *	25,487	2,514,547
Myriad Genetics *	44,784	983,457
National HealthCare	5,562	645,359
NeoGenomics *	57,994	788,138
OmniAB * (B)	3,296	—
OmniAB * (B)	3,296	—
Omnicell *	20,768	1,010,155
Owens & Minor *	35,169	446,998
Pacira BioSciences *	33,685	559,171
Patterson	39,375	827,269
Phibro Animal Health, Cl A	14,708	340,049
Premier, Cl A	48,567	978,625
Prestige Consumer Healthcare *	25,624	1,889,770
Privia Health Group *	48,947	898,667
Progyny *	39,430	593,421
Protagonist Therapeutics *	27,688	1,269,218
RadNet *	28,297	1,840,437
Schrodinger *	26,732	470,350
Select Medical Holdings	47,508	1,524,057
Simulations Plus	9,249	251,758
STAAR Surgical *	22,837	662,045
Supernus Pharmaceuticals *	30,139	1,026,836
Tandem Diabetes Care *	28,501	894,076
TG Therapeutics *	60,952	1,527,457
TransMedics Group *	14,293	1,171,597
UFP Technologies *	3,246	866,682
US Physical Therapy	7,509	602,072
Vericel *	27,143	1,195,378
		58,444,582
INDUSTRIALS — 17.6%
AAR *	16,075	943,603
ABM Industries	26,767	1,420,257
Air Lease, Cl A	46,031	2,041,475
Alamo Group	4,844	821,252

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Alaska Air Group *	52,800	$2,529,648
Albany International, Cl A	14,307	971,731
Allegiant Travel	6,601	429,131
American Woodmark *	7,349	666,628
Apogee Enterprises	9,777	731,711
ArcBest	9,941	1,035,653
Arcosa	21,297	1,994,251
Armstrong World Industries	18,728	2,613,492
Astec Industries	11,431	363,277
AZZ	12,919	984,169
Barnes Group	20,623	964,332
Boise Cascade	17,015	2,263,505
Brady, Cl A	18,444	1,312,106
CoreCivic *	48,441	668,970
CSG Systems International	12,738	593,718
CSW Industrials	7,067	2,495,358
Deluxe	19,840	372,198
DNOW *	51,215	605,873
DXP Enterprises *	6,393	313,768
Dycom Industries *	12,416	2,164,481
Enerpac Tool Group, Cl A	24,054	1,061,262
EnPro Industries	9,283	1,351,698
Enviri *	37,486	287,143
ESCO Technologies	11,496	1,443,208
Federal Signal	26,471	2,159,239
Forward Air (A)	8,932	315,568
Franklin Electric	17,455	1,670,618
Gates Industrial *	99,092	1,917,430
GEO Group *	58,644	890,216
Gibraltar Industries *	13,944	941,081
GMS *	17,618	1,583,682
Granite Construction	18,735	1,574,677
Greenbrier	14,382	852,421
Griffon	18,117	1,139,197
Hayward Holdings *	65,047	1,057,664
Healthcare Services Group *	34,253	375,755
Heartland Express	18,106	195,635
Heidrick & Struggles International	8,602	335,994
Hertz Global Holdings *,(A)	63,803	177,372
Hillenbrand	32,372	891,849
HNI	19,843	977,863
Hub Group, Cl A	25,654	1,113,127
Insteel Industries	9,783	263,848
Interface, Cl A	25,372	443,249
JetBlue Airways *	127,864	728,825
John Bean Technologies	14,523	1,618,153
Kelly Services, Cl A	13,498	269,825
Kennametal	36,178	916,027
Korn Ferry	22,164	1,565,887
Lindsay	5,052	604,724
Liquidity Services *	9,347	201,708

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Marten Transport	24,243	$375,282
Masterbrand *	57,158	1,026,558
Matson	13,985	2,166,137
Matthews International, Cl A	15,190	353,775
Mercury Systems *	22,577	730,366
MillerKnoll	31,502	704,385
Mueller Industries	48,157	3,947,429
MYR Group *	7,708	1,009,748
NV5 Global *	23,984	548,034
OPENLANE *	46,943	741,699
Pitney Bowes	68,218	491,852
Powell Industries	4,109	1,047,713
Proto Labs *	12,473	341,760
Quanex Building Products	22,625	657,483
Resideo Technologies *	65,715	1,292,614
Robert Half	44,695	3,044,176
Rush Enterprises, Cl A	27,522	1,557,195
RXO *	57,370	1,617,260
Schneider National, Cl B	19,581	553,751
SkyWest *	16,703	1,590,126
SPX Technologies *	19,689	2,825,175
Standex International	5,370	987,436
Sun Country Airlines Holdings *	17,772	249,697
Sunrun *	96,524	1,394,772
Tennant	8,592	752,316
Titan International *	31,061	200,033
Trinity Industries	36,533	1,252,351
Triumph Group *	36,216	501,230
UniFirst	6,385	1,148,087
Verra Mobility, Cl A *	70,423	1,828,885
Vestis	51,672	698,605
Viad *	10,169	380,727
Vicor *	11,258	514,603
Wabash National	22,383	390,360
Werner Enterprises	25,742	949,622
Zurn Elkay Water Solutions	62,893	2,270,437
		98,367,211
INFORMATION TECHNOLOGY — 11.2%
A10 Networks	32,623	477,927
ACI Worldwide *	43,644	2,147,285
Adeia	49,436	614,490
Advanced Energy Industries	15,848	1,719,983
Alarm.com Holdings *	21,627	1,153,368
Alpha & Omega Semiconductor *	10,565	349,068
Arlo Technologies *	44,714	454,294
Axcelis Technologies *	14,228	1,213,791
Badger Meter	12,250	2,450,613
Benchmark Electronics	15,037	651,102
BlackLine *	22,712	1,257,563
Box, Cl A *	62,080	1,971,661

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Calix *	25,545	$903,782
CEVA *	9,908	231,203
Clear Secure, Cl A	39,580	1,455,752
Cohu *	20,375	507,745
Corsair Gaming *	21,135	135,581
CTS	12,672	627,137
Digi International *	15,592	451,700
DigitalOcean Holdings *	27,527	1,089,519
Diodes *	19,969	1,167,787
DoubleVerify Holdings, Cl Rights *	62,939	1,073,110
DXC Technology *	78,800	1,564,968
Envestnet *	21,490	1,349,142
ePlus *	11,071	984,766
Extreme Networks *	57,337	856,041
FormFactor *	32,706	1,242,174
Harmonic *	49,070	544,186
Ichor Holdings *	14,757	402,276
Impinj *	9,572	1,818,584
Insight Enterprises *	11,671	2,041,491
InterDigital	10,825	1,628,513
Itron *	18,726	2,092,818
Knowles *	36,918	639,420
Kulicke & Soffa Industries	23,216	1,041,470
LiveRamp Holdings *	29,767	745,068
MARA Holdings *	126,565	2,122,495
MaxLinear, Cl A *	34,962	453,457
N-able *	32,861	401,890
NCR Voyix *	64,386	824,785
NetScout Systems *	29,833	627,388
OSI Systems *	6,604	873,115
PC Connection	5,142	327,288
PDF Solutions *	13,469	381,442
Photronics *	27,969	637,693
Plexus *	11,339	1,633,950
Progress Software	18,427	1,180,986
Rogers *	7,352	737,259
Sanmina *	22,759	1,595,406
ScanSource *	9,468	401,538
Semtech *	31,977	1,413,064
SiTime *	8,023	1,355,967
SMART Global Holdings *	24,236	364,752
SolarEdge Technologies *	26,038	444,208
SolarWinds	23,970	313,528
Sprinklr, Cl A *	58,012	431,029
SPS Commerce *	15,814	2,609,310
TTM Technologies *	42,460	952,802
Ultra Clean Holdings *	19,280	644,916
Veeco Instruments *	23,925	688,562
Viasat *	38,227	366,979
Viavi Solutions *	94,556	871,806
Wolfspeed *,(A)	57,086	759,815

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Xerox Holdings	49,617	$405,371
		62,876,179
MATERIALS — 5.3%
AdvanSix	12,056	342,029
Alpha Metallurgical Resources	4,975	1,036,292
ATI *	52,934	2,790,151
Balchem	13,804	2,309,823
Carpenter Technology	21,084	3,152,058
Century Aluminum *	24,789	437,526
Clearwater Paper *	8,320	209,581
Hawkins	7,989	854,024
Haynes International	5,672	342,362
HB Fuller	23,528	1,721,779
Ingevity *	16,583	693,004
Innospec	10,873	1,171,892
Kaiser Aluminum	7,370	547,296
Koppers Holdings	9,899	336,665
Materion	9,103	925,138
Mativ Holdings	25,059	387,162
Metallus *	18,412	259,425
Minerals Technologies	13,624	1,025,751
MP Materials *,(A)	55,274	994,379
Myers Industries	17,867	210,473
O-I Glass, Cl I *	68,692	763,168
Quaker Chemical	6,174	935,855
Sealed Air	63,298	2,290,122
Sensient Technologies	17,761	1,340,600
Stepan	9,121	659,813
SunCoke Energy	39,558	407,843
Sylvamo	14,805	1,258,721
Warrior Met Coal	23,108	1,458,808
Worthington Steel	15,332	586,296
		29,448,036
REAL ESTATE — 7.4%
Acadia Realty Trust ‡	43,868	1,074,327
Alexander & Baldwin ‡	30,877	574,621
American Assets Trust ‡	20,778	559,967
Apple Hospitality REIT ‡	100,511	1,484,547
Armada Hoffler Properties ‡	28,392	307,485
Brandywine Realty Trust ‡	77,243	391,622
CareTrust REIT ‡	64,544	2,108,652
Centerspace ‡	6,400	445,824
Curbline Properties *‡	42,155	953,968
Cushman & Wakefield *	96,852	1,312,345
DiamondRock Hospitality ‡	94,152	806,883
Douglas Emmett ‡	73,050	1,299,560
Easterly Government Properties, Cl A ‡	41,795	566,740
Elme Communities ‡	36,816	621,086
Essential Properties Realty Trust ‡	73,021	2,314,035

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
eXp World Holdings (A)	39,502	$526,167
Four Corners Property Trust ‡	38,763	1,068,308
Getty Realty ‡	21,590	677,710
Global Net Lease ‡	89,435	696,699
Highwoods Properties ‡	44,679	1,498,534
Hudson Pacific Properties ‡	70,693	305,394
Innovative Industrial Properties, Cl A ‡	12,177	1,573,147
JBG SMITH Properties ‡	37,555	638,435
Kennedy-Wilson Holdings	49,434	528,449
LTC Properties ‡	18,073	690,389
LXP Industrial Trust ‡	128,922	1,217,024
Macerich ‡	94,932	1,775,228
Marcus & Millichap	10,041	379,951
NexPoint Residential Trust ‡	9,775	407,129
Outfront Media ‡	59,828	1,062,545
Pebblebrook Hotel Trust ‡	55,226	661,607
Phillips Edison ‡	53,071	2,006,615
Retail Opportunity Investments ‡	54,278	841,309
Safehold ‡	20,666	439,772
Saul Centers ‡	5,061	198,088
Service Properties Trust ‡	83,709	267,869
SITE Centers ‡	19,636	313,194
SL Green Realty ‡,(A)	27,872	2,107,402
St. Joe	16,493	852,688
Summit Hotel Properties ‡	48,688	297,971
Sunstone Hotel Investors ‡	89,997	908,070
Tanger ‡	47,672	1,584,141
Uniti Group ‡	112,848	572,139
Urban Edge Properties ‡	50,627	1,125,944
Veris Residential ‡	36,937	608,352
Whitestone REIT, Cl B ‡	18,477	254,613
Xenia Hotels & Resorts ‡	45,576	645,812
		41,552,357
UTILITIES — 2.3%
American States Water	18,594	1,533,261
Avista	38,608	1,447,028
California Water Service Group	29,155	1,514,894
Chesapeake Utilities	11,105	1,330,268
Clearway Energy, Cl A	19,083	508,371
Clearway Energy, Cl C	40,378	1,145,927
MDU Resources Group	88,214	2,544,974
Middlesex Water	9,856	603,089
Northwest Natural Holding	21,141	822,173
SJW Group	16,033	892,397
Unitil	8,903	515,395
		12,857,777
Total Common Stock
(Cost $433,549,906)		551,361,773

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2024

RIGHTS — 0.0%
	Number of Rights	Value
Toriba Therapeutics * (B)(C)	2,044	$—

Total Rights
(Cost $123)		—

SHORT-TERM INVESTMENT — 1.5%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (D)
(Cost $8,630,573)	8,630,573	$8,630,573
Total Short-Term Investment
(Cost $8,630,573)		8,630,573
Total Investments in Securities— 100.1%
(Cost $442,180,602)		$559,992,346

Percentages are based on Net Assets of $559,543,081.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	74	Dec-2024	$8,169,460	$8,171,820	$2,360

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $8,442,203.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total of such securities as of October 31, 2024, was $8,630,573.

Cl — Class

REIT — Real Estate Investment Trust

Amounts designated as “–” are $0 or have been round to $0.

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Total Common Stock	$551,361,773	$—	$—	#	$551,361,773
Short-Term Investment	8,630,573	—	—		8,630,573
Rights	—	—	—	#	—

Total Investments in Securities	$559,992,346	$—	$—		$559,992,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$2,360	$—	$—	$2,360

Total Other Financial Instruments	$2,360	$—	$—	$2,360

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
COMMUNICATION SERVICES — 7.1%
Alphabet, Cl A	62,391	$10,675,724
Alphabet, Cl C	64,478	11,134,706
AT&T	3,600	81,144
Comcast, Cl A	15,508	677,235
Meta Platforms, Cl A	36,669	20,812,591
Netflix *	1,778	1,344,221
Omnicom Group	34,361	3,470,461
Pinterest, Cl A *	3,100	98,549
Spotify Technology *	300	115,530
T-Mobile US	23,952	5,345,128
Walt Disney	74,563	7,172,961
		60,928,250
CONSUMER DISCRETIONARY — 8.0%
Airbnb, Cl A *	1,077	145,169
Amazon.com *	170,210	31,727,144
AutoNation *	22,602	3,513,933
AutoZone *	1,986	5,975,874
Bath & Body Works	958	27,188
Booking Holdings	539	2,520,499
Burlington Stores *	533	132,061
Chipotle Mexican Grill, Cl A *	77,147	4,302,488
Deckers Outdoor *	500	80,445
Domino's Pizza	292	120,809
Hilton Worldwide Holdings	1,074	252,229
Home Depot	11,802	4,647,037
Lennar, Cl A	18,491	3,149,017
Lowe's	1,598	418,404
Lululemon Athletica *	600	178,740
Marriott International, Cl A	1,027	267,041
McDonald's	2,650	774,092
NIKE, Cl B	1,668	128,653
Norwegian Cruise Line Holdings *	3,301	83,647
NVR *	42	384,418
O'Reilly Automotive *	2,964	3,417,907
Ross Stores	1,976	276,087
Royal Caribbean Cruises	1,473	303,954
Starbucks	27,958	2,731,497
Tapestry	2,293	108,803
Tesla *	8,179	2,043,523
TJX	2,847	321,796
Ulta Beauty *	152	56,085
Wingstop	250	71,922
		68,160,462
CONSUMER STAPLES — 5.3%
Campbell Soup	600	27,990
Coca-Cola	14,214	928,316
Coca-Cola Europacific Partners	24,619	1,871,044
Colgate-Palmolive	2,530	237,086
Constellation Brands, Cl A	647	150,324

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Costco Wholesale	5,636	$4,926,879
Dollar General	1,710	136,868
J M Smucker	29,744	3,376,241
Kenvue	292,012	6,695,835
Keurig Dr Pepper	15,252	502,553
Kimberly-Clark	914	122,641
Mondelez International, Cl A	3,113	213,178
Monster Beverage *	50,801	2,676,197
PepsiCo	31,431	5,220,061
Sysco	58,677	4,397,841
Target	17,330	2,600,193
Unilever ADR	64,639	3,937,162
US Foods Holding *	103,829	6,401,058
Walmart	13,957	1,143,776
		45,565,243
ENERGY — 3.5%
Cenovus Energy	258,579	4,155,365
Chesapeake Energy	546	46,257
Chevron	4,592	683,381
ConocoPhillips	50,529	5,534,947
Devon Energy	831	32,143
Diamondback Energy	36,758	6,497,712
EOG Resources	2,436	297,094
Equities	2,416	88,281
Exxon Mobil	14,013	1,636,438
Halliburton	1,168	32,400
Hess	391	52,582
Kinder Morgan	3,421	83,849
Marathon Petroleum	24,924	3,625,694
Phillips 66	15,369	1,872,252
Schlumberger	107,131	4,292,739
Targa Resources	939	156,775
Valero Energy	1,512	196,197
Williams	6,900	361,353
		29,645,459
FINANCIALS — 15.7%
Allstate	2,270	423,400
American Express	21,455	5,794,566
American International Group	5,096	386,684
Annaly Capital Management ‡	4,300	81,743
Aon, Cl A	11,460	4,204,330
Apollo Global Management	21,923	3,140,689
Ares Management, Cl A	1,191	199,707
Arthur J Gallagher	7,067	1,987,240
Axis Capital Holdings	1,389	108,703
Bank of America	23,252	972,399
Bank of New York Mellon	3,157	237,912
Berkshire Hathaway, Cl B *	20,199	9,108,133
BlackRock Funding	402	394,374
Blackstone	746	125,141
Block, Cl A *	1,000	72,320

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Blue Owl Capital, Cl A	159,960	$3,576,706
Capital One Financial	900	146,511
Cboe Global Markets	1,000	213,570
Charles Schwab	7,823	554,103
Chubb	11,500	3,248,060
Citigroup	10,506	674,170
Corebridge Financial	9,734	309,249
Corpay *	14,401	4,748,298
Discover Financial Services	34,304	5,091,743
Equitable Holdings	2,849	129,174
Everest Group	6,907	2,456,198
FactSet Research Systems	96	43,590
Fidelity National Information Services	65,357	5,864,484
Fifth Third Bancorp	4,224	184,504
Fiserv *	3,820	755,978
Global Payments	2,050	212,605
Goldman Sachs Group	6,544	3,388,418
Hartford Financial Services Group	3,421	377,815
Huntington Bancshares	308,077	4,802,920
Intercontinental Exchange	16,095	2,508,728
JPMorgan Chase	73,110	16,224,571
KeyCorp	6,100	105,225
LPL Financial Holdings	15,757	4,446,310
Marsh & McLennan	1,832	399,816
Mastercard, Cl A	17,183	8,584,455
MetLife	4,342	340,500
Moody's	22,049	10,011,128
Morgan Stanley	60,957	7,086,251
MSCI, Cl A	89	50,837
PNC Financial Services Group	615	115,786
Popular	745	66,476
Progressive	400	97,132
RenaissanceRe Holdings	826	216,742
S&P Global	988	474,596
State Street	1,500	139,200
Synchrony Financial	1,900	104,766
TPG, Cl A	742	50,219
Tradeweb Markets, Cl A	1,167	148,209
Travelers	902	221,838
Truist Financial	1,080	46,494
US Bancorp	3,800	183,578
Visa, Cl A	45,489	13,184,987
Voya Financial	2,639	211,912
Wells Fargo	80,185	5,205,610
Western Alliance Bancorp	894	74,390
		134,315,193
HEALTH CARE — 7.1%
BeiGene ADR *	400	81,056
Boston Scientific *	3,723	312,806

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Cencora, Cl A	30,599	$6,979,020
Centene *	89,496	5,572,021
Cigna Group	1,300	409,253
CVS Health	2,700	152,442
Dexcom *	2,353	165,839
Elevance Health	1,063	431,323
Hologic *	60,157	4,864,897
Humana	7,185	1,852,509
ICON *	14,476	3,215,265
Intuitive Surgical *	8,402	4,233,264
IQVIA Holdings *	186	38,283
McKesson	11,753	5,883,434
Medtronic	2,017	180,017
Mettler-Toledo International *	8,271	10,684,064
Molina Healthcare *	241	77,414
Quest Diagnostics	729	112,871
Stryker	29,259	10,424,396
Veeva Systems, Cl A *	7,827	1,634,512
Zimmer Biomet Holdings	2,791	298,414
Zoetis, Cl A	18,993	3,395,569
		60,998,669
INDUSTRIALS — 13.1%
Allegion	11,723	1,636,883
AMETEK	50,406	9,241,436
Booz Allen Hamilton Holding, Cl A	300	54,498
Builders FirstSource *	31,269	5,359,507
Carrier Global	4,240	308,333
Caterpillar	524	197,129
Cintas	1,036	213,219
Copart *	62,718	3,228,095
CSX	13,712	461,272
Cummins	1,364	448,729
Deere	6,402	2,590,825
Dover	981	185,733
Emerson Electric	43,496	4,709,312
Equifax	24,422	6,472,318
Esab	873	107,414
Fastenal	1,357	106,090
FedEx	809	221,545
Fortive	70,425	5,030,458
GE Vernova *	1,331	401,509
General Electric	4,247	729,550
GXO Logistics *	58,476	3,497,450
HEICO	30,938	7,578,263
Howmet Aerospace	1,980	197,446
Hubbell, Cl B	508	216,931
IDEX	733	157,331
Ingersoll Rand	1,685	161,760
Johnson Controls International	1,614	121,938
KBR	18,500	1,239,685

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Masco	40,453	$3,232,599
Norfolk Southern	33,758	8,454,016
Old Dominion Freight Line	2,044	411,498
Republic Services, Cl A	172	34,056
Robert Half	32,915	2,241,841
Rockwell Automation	975	260,042
Saia *	543	265,315
Sensata Technologies Holding	700	24,038
SiteOne Landscape Supply *	814	113,748
Stanley Black & Decker	4,613	428,732
Trane Technologies	532	196,925
TransDigm Group	10,304	13,418,899
TransUnion	26,840	2,718,892
Uber Technologies *	67,126	4,836,428
United Airlines Holdings *	20,987	1,642,443
United Rentals	8,568	6,964,070
Veralto	43,117	4,406,126
Verisk Analytics, Cl A	617	169,502
Vertiv Holdings, Cl A	827	90,383
Waste Connections	880	155,540
Waste Management	872	188,221
WESCO International	7,715	1,481,049
Westinghouse Air Brake Technologies	18,535	3,484,209
WillScot Holdings *	58,837	1,949,858
WW Grainger	90	99,831
Xylem	201	24,478
		112,167,398
INFORMATION TECHNOLOGY — 31.2%
Accenture, Cl A	10,418	3,592,335
Adobe *	15,743	7,526,413
Advanced Micro Devices *	50,969	7,343,104
Amphenol, Cl A	121,259	8,126,778
Analog Devices	33,532	7,481,325
Apple	176,840	39,949,924
Applied Materials	16,839	3,057,626
Arista Networks *	481	185,878
Autodesk *	892	253,150
Broadcom	62,974	10,691,096
Cadence Design Systems *	1,676	462,777
Cisco Systems	8,576	469,707
Crowdstrike Holdings, Cl A *	550	163,279
Dell Technologies, Cl C	24,851	3,072,329
Descartes Systems Group *	868	90,211
Dynatrace *	2,018	108,568
Fair Isaac *	96	191,339
Flex *	109,990	3,813,353
Fortinet *	6,507	511,841
Gartner *	122	61,305
Gen Digital	9,808	285,511
Hewlett Packard Enterprise	84,997	1,656,592

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
HubSpot *	140	$77,671
International Business Machines	1,450	299,744
Intuit	16,645	10,158,443
Keysight Technologies *	18,726	2,790,361
KLA	288	191,874
Lam Research	37,610	2,796,303
Marvell Technology	5,300	424,583
Microchip Technology	49,760	3,650,891
Micron Technology	48,163	4,799,443
Microsoft	108,927	44,262,486
Monolithic Power Systems	227	172,361
Nice ADR *	10,672	1,853,726
NVIDIA	241,495	32,060,876
NXP Semiconductors	7,378	1,730,141
Oracle	109,182	18,325,107
Palo Alto Networks *	7,555	2,722,293
Pure Storage, Cl A *	1,415	70,821
QUALCOMM	4,891	796,108
Roper Technologies	11,067	5,951,058
Salesforce	54,163	15,781,473
SAP ADR (A)	38,543	9,005,186
ServiceNow *	4,220	3,937,218
Shopify, Cl A *	724	56,624
Synopsys *	539	276,836
TE Connectivity	2,542	374,742
Teledyne Technologies *	541	246,328
Texas Instruments	12,182	2,474,895
Trimble *	31,049	1,878,464
Western Digital *	2,734	178,558
Zebra Technologies, Cl A *	635	242,551
Zscaler *	400	72,316
		266,753,922
MATERIALS — 4.0%
Ball	2,572	152,391
CF Industries Holdings	1,974	162,322
CRH	72,031	6,873,918
Franco-Nevada	1,342	178,030
Freeport-McMoRan	79,452	3,576,929
International Paper	1,679	93,252
Kinross Gold	262,534	2,646,343
Linde	32,571	14,857,262
Martin Marietta Materials	5,058	2,996,056
Mosaic	3,384	90,556
Packaging Corp of America	779	178,344
RPM International	269	34,192
Sherwin-Williams	866	310,695
Smurfit WestRock	43,486	2,239,529
Steel Dynamics	1,475	192,487
Vulcan Materials	697	190,929

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
West Fraser Timber	1,817	$164,257
		34,937,492
REAL ESTATE — 1.8%
American Homes 4 Rent, Cl A ‡	1,695	59,732
American Tower ‡	56,833	12,136,119
AvalonBay Communities ‡	397	87,979
Camden Property Trust ‡	249	28,832
CBRE Group, Cl A *	902	118,135
CoStar Group *	13,908	1,012,363
CubeSmart ‡	1,356	64,871
Equinix ‡	421	382,302
Essex Property Trust ‡	429	121,776
Kimco Realty ‡	3,747	88,879
Prologis ‡	3,208	362,311
Public Storage ‡	703	231,329
Regency Centers ‡	1,075	76,798
Rexford Industrial Realty ‡	5,511	236,367
Simon Property Group ‡	616	104,178
Sun Communities ‡	1,092	144,887
Welltower ‡	2,237	301,726
		15,558,584
UTILITIES — 1.0%
Atmos Energy	1,608	223,158
CenterPoint Energy	95,447	2,818,550
CMS Energy	1,700	118,337
Constellation Energy	1,533	403,118
Dominion Energy	1,319	78,520
Entergy	1,300	201,214
Exelon	2,980	117,114
FirstEnergy	67,380	2,818,506
NextEra Energy	8,681	687,969
PG&E	24,345	492,256
Sempra	900	75,033
Southern	3,345	304,495
		8,338,270
Total Common Stock
(Cost $677,520,199)		837,368,942

SHORT-TERM INVESTMENT — 0.1%

State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (B)
(Cost $581,040)	581,040	$581,040
Total Short-Term Investment
(Cost $581,040)		581,040
Total Investments in Securities— 97.9%
(Cost $678,101,239)		$837,949,982

Percentages are based on Net Assets of $855,974,914.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $569,640.
(B)	This security was purchased with cash collateral received from securities lending. The total of such securities as of October 31, 2024, was $581,040.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
AUSTRALIA — 1.1%
Atlassian, Cl A *	58,984	$11,120,843
Rio Tinto	510	32,863
Sandfire Resources *	784,618	5,285,041
		16,438,747
AUSTRIA — 0.2%
Erste Group Bank	65,306	3,686,939

BELGIUM — 0.6%
Anheuser-Busch InBev	157,241	9,305,014

BERMUDA — 1.2%
Arch Capital Group *	180,182	17,758,738

BRAZIL — 2.9%
Adecoagro	51,684	594,366
Banco do Brasil	448,200	2,033,208
Cia de Saneamento de Minas Gerais Copasa MG	60,200	239,188
Cury Construtora e Incorporadora	114,800	485,279
Direcional Engenharia	93,900	504,963
JBS	229,500	1,434,387
Localiza Rent a Car	338,186	2,457,782
MercadoLibre *	9,414	19,178,013
NU Holdings, Cl A *	970,157	14,639,669
Vibra Energia	277,600	1,071,317
XP, Cl A	120,805	2,109,255
		44,747,427
CANADA — 4.7%
Alimentation Couche-Tard	115,490	6,015,803
Barrick Gold	126,062	2,433,608
Canadian Pacific Kansas City (CAD)	232,357	17,904,133
Canadian Pacific Kansas City (USD)	229,583	17,714,624
Dollarama	93,500	9,718,580
Tourmaline Oil, Cl Common Subs. Receipt	104,100	4,793,701
Waste Connections	71,424	12,624,192
		71,204,641
CHINA — 7.6%
Alibaba Group Holding ADR	83,201	8,152,034
Bosideng International Holdings	436,000	244,476
China Construction Bank, Cl H	6,594,921	5,119,022
China Galaxy Securities, Cl H	1,768,000	1,573,776
China Hongqiao Group	720,000	1,156,776
China Merchants Port Holdings	326,000	536,092
China Railway Group, Cl H	1,693,000	844,807

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China State Construction International Holdings	312,000	$457,919
China Taiping Insurance Holdings	404,000	695,843
COSCO SHIPPING Holdings, Cl H	1,144,200	1,694,422
FinVolution Group ADR	63,272	383,428
GoerTek, Cl A	167,098	548,572
Gree Electric Appliances of Zhuhai, Cl A	118,400	724,398
Guangdong Xinbao Electrical Appliances Holdings, Cl A	280,200	584,969
Hello Group ADR	41,905	296,268
Hengtong Optic-electric, Cl A	194,200	472,877
JD.com ADR	59,010	2,396,986
JD.com, Cl A	465,050	9,430,491
Jiangxi Copper, Cl H	166,000	279,219
Kuaishou Technology, Cl B *	111,800	658,813
Kweichow Moutai, Cl A	11,500	2,469,970
Meituan, Cl B *	1,115,300	26,353,938
New China Life Insurance, Cl H	261,000	880,778
PDD Holdings ADR *	19,589	2,362,237
People's Insurance Group of China, Cl H	1,535,000	774,768
PetroChina, Cl H	960,000	720,850
Ping An Insurance Group of China, Cl H	751,500	4,655,953
Pop Mart International Group	61,600	556,897
Qifu Technology ADR	68,200	2,237,642
Sinopharm Group, Cl H	283,200	705,506
Tencent Holdings	538,394	28,071,927
Vipshop Holdings ADR	40,937	591,130
Weibo ADR	113,502	1,027,193
Yum China Holdings	165,202	7,287,060
Zhejiang NHU, Cl A	96,000	305,984
ZTE, Cl H	162,600	404,675
		115,657,696
DENMARK — 0.1%
Coloplast, Cl B	14,168	1,771,399

FRANCE — 10.9%
Air Liquide	64,678	11,574,432
Alstom *	1,059,441	23,258,903
AXA	322,262	12,076,670
BNP Paribas	74,774	5,096,743
Carrefour	300,211	4,758,415
Cie de Saint-Gobain	113,713	10,292,117
Danone	188,037	13,407,115
Dassault Systemes	64,094	2,189,387
Hermes International	2,847	6,458,015
Ipsen	26,471	3,220,774

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Kering	72,330	$18,030,979
L'Oreal	45,943	17,203,127
LVMH Moet Hennessy Louis Vuitton	6,774	4,500,871
Rexel	143,511	3,946,292
Schneider Electric	93,813	24,255,149
Sodexo	42,151	3,651,735
Worldline *	406,120	2,873,203
		166,793,927
GERMANY — 5.2%
Allianz	13,440	4,222,803
Daimler Truck Holding	174,194	7,189,110
Deutsche Telekom	719,086	21,698,464
Hannover Rueck	21,546	5,646,911
Infineon Technologies	347,320	10,962,630
LANXESS	243,953	7,070,736
Nemetschek	59,300	6,377,351
RWE	181,962	5,885,910
SAP	47,872	11,155,785
		80,209,700
GREECE — 0.5%
Eurobank Ergasias Services and Holdings	348,081	718,864
FF Group *(A)	8,921	—
National Bank of Greece	630,696	4,931,775
Piraeus Financial Holdings	350,425	1,317,790
		6,968,429
HONG KONG — 1.8%
AIA Group	1,442,200	11,381,863
China Lumena New Materials *(A)	15,350	—
Link REIT ‡	618,200	2,880,341
Orient Overseas International	29,000	395,290
Prudential	1,440,567	11,957,112
Sinotruk Hong Kong	144,000	388,653
WH Group	75,534	58,787
		27,062,046
INDIA — 4.3%
ABB India	7,734	681,208
Bajaj Auto	7,392	863,342
Bharat Petroleum	401,080	1,479,504
Canara Bank	943,910	1,146,940
Chambal Fertilisers and Chemicals	110,297	631,975
Chennai Petroleum	31,413	237,994
Colgate-Palmolive India	36,979	1,344,940
Computer Age Management Services	18,166	957,091
Dixon Technologies India	4,370	729,089
Embassy Office Parks REIT ‡	113,059	530,922
Firstsource Solutions	161,524	650,265

COMMON STOCK — continued
	Shares	Value
INDIA — continued
GAIL India	511,115	$1,211,074
HDFC Asset Management	25,275	1,289,819
Heritage Foods	138,972	866,227
Hindalco Industries	127,172	1,031,925
ICICI Bank ADR	594,219	18,070,200
Indus Towers *	302,333	1,219,894
Info Edge India	14,631	1,290,951
InterGlobe Aviation *	33,452	1,607,017
ITD Cementation India	199,135	1,331,681
Kotak Mahindra Bank	212,434	4,361,317
LIC Housing Finance	96,509	722,116
Mahindra & Mahindra	59,589	1,924,275
Manappuram Finance	357,554	664,913
Metropolis Healthcare	48,574	1,235,670
Muthoot Finance	38,111	872,578
NCC	390,956	1,383,592
Nippon Life India Asset Management	153,467	1,287,971
Oil & Natural Gas	836,048	2,636,666
Power Grid Corp of India	168,508	641,001
REC	577,720	3,566,943
Shriram Finance	55,772	2,070,660
Trent	20,542	1,735,859
Varun Beverages	450,354	3,201,464
Voltamp Transformers	3,905	538,294
Zomato *	761,670	2,185,237
		66,200,614
INDONESIA — 0.7%
Astra International	4,632,800	1,504,027
Bank Central Asia	4,065,100	2,654,812
Bank Negara Indonesia Persero	9,354,800	3,120,163
Bank Rakyat Indonesia Persero	6,644,500	2,025,603
Perusahaan Gas Negara	6,253,200	622,731
United Tractors	509,600	889,518
		10,816,854
IRELAND — 3.7%
AIB Group	948,245	5,073,755
Aon, Cl A	36,681	13,457,158
Experian	302,152	14,703,253
ICON *	104,429	23,194,725
		56,428,891
ISRAEL — 1.1%
Check Point Software Technologies *	12,956	2,244,109
Monday.com *	51,902	15,252,441
		17,496,550
ITALY — 3.6%
Amplifon	62,472	1,741,724
Enel	1,712,388	12,961,770
Ferrari	53,623	25,548,472

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
ITALY — continued
PRADA	362,300	$2,781,455
UniCredit	278,640	12,302,979
		55,336,400
JAPAN — 7.3%
FANUC	451,300	11,943,322
Fujitsu	504,600	9,676,839
Hoya	48,100	6,419,228
Kajima	186,900	3,211,314
Keyence	18,000	8,104,909
MatsukiyoCocokara	153,800	2,088,646
Mitsubishi Electric	359,400	6,306,775
MS&AD Insurance Group Holdings	74,100	1,634,900
Murata Manufacturing	294,300	5,128,753
Nintendo	196,600	10,358,751
Renesas Electronics	1,455,400	19,450,630
Seven & i Holdings	465,800	6,690,541
Shin-Etsu Chemical	117,200	4,283,818
SMC	15,400	6,521,492
Socionext	180,300	3,348,187
Sompo Holdings	103,500	2,213,337
TOPPAN Holdings	173,800	5,071,018
		112,452,460
LUXEMBOURG — 1.8%
ArcelorMittal	312,296	7,709,490
Spotify Technology *	50,018	19,261,932
		26,971,422
MALAYSIA — 0.2%
My EG Services	9,165,300	1,728,181
YTL	1,890,000	844,889
		2,573,070
MEXICO — 0.4%
Grupo Financiero Banorte, Cl O	210,300	1,465,782
Wal-Mart de Mexico	1,436,066	3,960,004
		5,425,786
NETHERLANDS — 7.5%
Adyen *	10,270	15,658,722
Akzo Nobel	228,973	14,583,307
ASM International	30,234	16,853,255
ASML Holding, Cl G	20,626	13,872,016
ASML Holding	19,753	13,270,658
ASR Nederland	48,749	2,306,188
BE Semiconductor Industries	18,372	1,951,847
Heineken	65,037	5,323,808
ING Groep	312,515	5,293,247
Koninklijke Philips *	428,041	11,239,478
Shell (EUR)	175,332	5,889,716
Shell (GBP)	137,402	4,573,946
Universal Music Group	149,763	3,761,677
		114,577,865

COMMON STOCK — continued
	Shares	Value
NEW ZEALAND — 0.2%
Fisher & Paykel Healthcare	118,728	$2,533,613

PHILIPPINES — 0.0%
International Container Terminal Services	100,010	679,643

POLAND — 0.1%
ORLEN	32,489	423,634
Powszechny Zaklad Ubezpieczen	90,734	898,604
		1,322,238
QATAR — 0.0%
Ooredoo QPSC	168,287	528,163

RUSSIA — 0.0%
Sberbank of Russia PJSC ADR (A)	55,964	—

SAUDI ARABIA — 0.1%
Arab National Bank	177,095	890,654
Etihad Etisalat	68,097	937,598
		1,828,252
SINGAPORE — 1.8%
Sea ADR *	242,667	22,822,832
United Overseas Bank	225,500	5,471,746
		28,294,578
SOUTH AFRICA — 0.1%
Sasol	188,063	1,054,022

SOUTH KOREA — 3.3%
BH	33,720	403,035
BNK Financial Group	46,342	316,008
Coupang, Cl A *	654,825	16,887,937
DB Insurance	7,689	606,040
DL E&C	10,183	227,738
GS Holdings	16,151	481,075
Hana Financial Group	33,856	1,460,700
Hankook Tire & Technology	10,334	263,192
Hyundai Electric & Energy System	4,128	966,173
Hyundai Marine & Fire Insurance	11,585	254,195
Hyundai Motor	9,224	1,420,777
Kia	37,662	2,490,549
KIWOOM Securities	3,510	339,927
Korea Gas *	16,500	466,653
Korean Air Lines	32,808	566,327
Krafton *	2,953	705,974
KT	22,173	706,989

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
LG Innotek	5,145	$653,109
LX International	37,357	820,334
OCI Holdings	11,609	575,189
PharmaResearch	1,923	312,284
Samsung Electronics	176,931	7,512,665
Samsung Electronics GDR	3,943	4,168,462
Samsung Life Insurance	10,142	742,136
Samsung Securities	12,364	408,003
Shinhan Financial Group	40,078	1,492,914
SK Hynix	15,671	2,051,551
SK Telecom	28,496	1,169,455
SOOP	6,991	484,297
Woori Financial Group	89,334	994,557
Youngone	17,316	528,002
		50,476,247
SPAIN — 1.3%
Aena SME	14,053	3,108,406
Amadeus IT Group	50,581	3,659,695
Iberdrola	395,262	5,860,082
Industria de Diseno Textil (B)	124,051	7,059,052
		19,687,235
SWEDEN — 0.6%
Atlas Copco, Cl A	551,306	9,059,744
Electrolux, Cl B *	81,192	678,519
		9,738,263
SWITZERLAND — 2.3%
ABB	144,340	8,010,471
Alcon	86,526	7,937,087
Julius Baer Group	77,036	4,690,761
Nestle	228	21,516
Straumann Holding	18,651	2,455,667
UBS Group	390,147	11,917,940
		35,033,442
TAIWAN — 5.8%
Asia Vital Components	54,087	1,036,129
Asustek Computer	86,000	1,518,580
Cathay Financial Holding	871,000	1,839,505
Compal Electronics	183,000	200,888
Eva Airways	1,114,000	1,286,561
Evergreen Marine Taiwan	153,400	971,960
Hon Hai Precision Industry	623,000	3,993,258
International Games System	48,000	1,514,509
Lotes	14,000	712,018
MediaTek	34,000	1,323,559
Micro-Star International	48,000	262,567
MPI	27,000	665,004
Pou Chen	311,000	363,611
Quanta Computer	90,000	817,320
Radiant Opto-Electronics	63,000	410,064
Sitronix Technology	40,000	274,042

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Synnex Technology International	160,000	$351,435
Taiwan Semiconductor Manufacturing	1,269,000	39,795,190
Taiwan Semiconductor Manufacturing ADR	147,101	28,028,625
Taiwan Surface Mounting Technology	147,000	482,950
United Microelectronics	576,000	831,022
Wisdom Marine Lines	132,000	299,565
Wistron	177,000	594,927
Wiwynn	14,000	795,934
Yang Ming Marine Transport	507,000	1,040,882
		89,410,105
THAILAND — 0.1%
Krung Thai Bank	1,745,700	1,060,290
Sansiri	6,805,600	368,210
		1,428,500
TÜRKIYE — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii	99,100	553,357
Anadolu Grubu Holding	49,075	415,196
Dogus Otomotiv Servis ve Ticaret	72,602	445,348
KOC Holding	229,604	1,131,454
Turk Hava Yollari AO *	136,390	1,083,977
Ulker Biskuvi Sanayi *	152,376	558,271
		4,187,603
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	452,429	1,069,710
Emirates NBD Bank PJSC	191,377	989,197
		2,058,907
UNITED KINGDOM — 13.3%
3i Group	612,273	25,033,819
Ashtead Group	64,385	4,802,275
Barclays	6,383,405	19,510,600
Berkeley Group Holdings	62,678	3,566,154
BP	2,598,315	12,670,385
Compass Group	624,715	20,228,633
Diageo	360,126	11,088,509
Ferguson Enterprises	61,835	12,122,009
Halma	65,190	2,076,392
Howden Joinery Group	301,350	3,269,043
Kingfisher	1,291,591	4,870,126
Legal & General Group	1,720,405	4,811,297
Linde	27,573	12,577,424
National Grid	116,484	1,458,274
NatWest Group	1,201,031	5,673,991
RELX (EUR)	116,772	5,384,893
Segro ‡	358,116	3,617,857
Smith & Nephew	505,393	6,264,914

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
SSP Group	5,359,041	$11,098,545
Standard Chartered	513,399	5,936,002
Taylor Wimpey	2,110,834	3,979,140
Unilever	169,603	10,315,593
Vistry Group *	284,626	3,334,986
Weir Group	146,193	3,925,369
WH Smith	355,137	6,032,647
		203,648,877
UNITED STATES — 1.2%
EPAM Systems *	29,597	5,583,474
STERIS	60,267	13,370,234
		18,953,708
Total Common Stock
(Cost $1,237,762,377)		1,500,748,011

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Bradespar (C)	225,400	$768,239
Marcopolo (C)	223,320	328,301
Total Preferred Stock
(Cost $1,322,083)		1,096,540

SHORT-TERM INVESTMENT — 0.4%

State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (D)
(Cost $6,126,000)	6,126,000	$6,126,000
Total Short-Term Investment
(Cost $6,126,000)		6,126,000
Total Investments in Securities— 98.5%
(Cost $1,245,210,460)		$1,507,970,551

Percentages are based on Net Assets of $1,531,687,726.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at October 31. 2024. The total market value of securities on loan at October 31. 2024 was $5,833,700.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral received from securities lending. The total of such securities as of October 31. 2024, was $6,126,000.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

USD — U.S. Dollar

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$11,120,843	$5,317,904	$–		$16,438,747
Austria	–	3,686,939	–		3,686,939
Belgium	–	9,305,014	–		9,305,014
Bermuda	17,758,738	–	–		17,758,738
Brazil	44,747,427	–	–		44,747,427
Canada	71,204,641	–	–		71,204,641
China	24,733,978	90,923,718	–		115,657,696
Denmark	–	1,771,399	–		1,771,399
France	3,651,735	163,142,192	–		166,793,927
Germany	–	80,209,700	–		80,209,700
Greece	–	6,968,429	–	#	6,968,429
Hong Kong	–	27,062,046	–	#	27,062,046
India	21,271,664	44,928,950	–		66,200,614
Indonesia	2,654,812	8,162,042	–		10,816,854
Ireland	36,651,883	19,777,008	–		56,428,891
Israel	17,496,550	–	–		17,496,550
Italy	–	55,336,400	–		55,336,400
Japan	–	112,452,460	–		112,452,460
Luxembourg	19,261,932	7,709,490	–		26,971,422
Malaysia	–	2,573,070	–		2,573,070
Mexico	5,425,786	–	–		5,425,786
Netherlands	13,872,016	100,705,849	–		114,577,865
New Zealand	–	2,533,613	–		2,533,613
Philippines	–	679,643	–		679,643
Poland	–	1,322,238	–		1,322,238
Qatar	–	528,163	–		528,163
Russia	–	–	–	#	–
Saudi Arabia	–	1,828,252	–		1,828,252
Singapore	22,822,832	5,471,746	–		28,294,578
South Africa	–	1,054,022	–		1,054,022
South Korea	16,887,937	33,588,310	–		50,476,247

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2024

Investments in Securities	Level 1	Level 2	Level 3^	Total
Spain	$–	$19,687,235	$–	$19,687,235
Sweden	–	9,738,263	–	9,738,263
Switzerland	–	35,033,442	–	35,033,442
Taiwan	28,028,625	61,381,480	–	89,410,105
Thailand	–	1,428,500	–	1,428,500
Türkiye	–	4,187,603	–	4,187,603
United Arab Emirates	–	2,058,907	–	2,058,907
United Kingdom	12,577,424	191,071,453	–	203,648,877
United States	18,953,708	–	–	18,953,708
Total Common Stock	389,122,531	1,111,625,480	–	1,500,748,011
Preferred Stock
Brazil	1,096,540	–	–	1,096,540
Short-Term Investment
United
States	6,126,000	–	–	6,126,000
Total Investments in Securities	$396,345,071	$1,111,625,480	$–	$1,507,970,551

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.0%
	Shares	Value
AUSTRALIA — 3.8%
Accent Group	126,933	$195,274
Ansell	25,898	524,148
Bapcor	21,172	63,139
Centuria Capital Group	55,424	66,630
Emeco Holdings *	137,148	69,139
Inghams Group	26,525	49,622
Monadelphous Group	61,025	500,718
Orora	140,265	220,652
Perenti	552,039	422,109
Perseus Mining	266,578	496,055
Pro Medicus	2,334	294,267
Ramelius Resources	177,569	275,743
Sigma Healthcare (A)	87,007	111,178
Steadfast Group	96,927	347,434
Technology One	16,303	258,613
Westgold Resources	80,203	168,026
		4,062,747
AUSTRIA — 1.0%
ANDRITZ	1,009	60,799
BAWAG Group	4,466	345,489
Kontron	2,011	33,799
Mayr Melnhof Karton	1,760	156,386
Porr Ag	5,872	92,658
Strabag	926	36,442
Vienna Insurance Group Wiener Versicherung Gruppe	8,758	279,020
		1,004,593
BELGIUM — 1.4%
Azelis Group	21,488	429,656
Barco	32,715	406,028
Colruyt Group NorthV	3,147	146,731
Solvay	3,584	145,530
Titan Cement International	11,356	405,319
		1,533,264
BRAZIL — 0.4%
Cia de Saneamento do Parana	59,900	281,042
Marcopolo	79,800	90,432
Schulz	60,600	66,162
		437,636
BURKINA FASO — 0.1%
IAMGOLD *	16,170	89,669

CANADA — 6.6%
Alamos Gold, Cl A	4,693	94,705
ATS *	8,400	251,467
Bird Construction (A)	17,245	374,975
Boardwalk Real Estate Investment Trust ‡	14,176	735,267
Bombardier, Cl B *	1,287	94,562

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Calibre Mining *	174,586	$316,871
Canadian Western Bank	5,800	238,208
Celestica *	2,466	168,557
CES Energy Solutions	9,671	55,364
CI Financial	39,116	642,603
Cogeco	2,193	95,652
Definity Financial	3,611	139,186
Docebo *	4,113	187,128
Dundee Precious Metals	28,091	285,353
Finning International	15,000	437,318
Gildan Activewear	3,900	190,642
iA Financial	2,187	177,979
MDA Space *	9,981	152,513
North American Construction Group	6,748	131,431
PrairieSky Royalty	50,800	1,015,308
Precision Drilling *	1,358	81,473
Primaris REIT ‡	38,232	428,411
Propel Holdings	5,053	131,187
Rogers Sugar	9,547	38,080
Sienna Senior Living (A)	26,554	328,032
Silvercorp Metals	9,713	45,570
Transcontinental, Cl Common Subs. Receipt	9,056	111,742
Winpak	1,504	53,527
		7,003,111
CHINA — 2.5%
ANE Cayman *	217,000	233,345
Beijing Jingneng Clean Energy, Cl H	442,000	107,812
Chaoju Eye Care Holdings	126,500	46,455
China Overseas Property Holdings	140,000	107,634
Dongyue Group	33,000	26,896
E-Commodities Holdings, Cl New Shares	292,000	53,710
FinVolution Group ADR	33,473	202,846
First Tractor, Cl H	70,000	62,585
Fufeng Group	474,000	267,767
JNBY Design	105,500	201,892
Lonking Holdings	299,000	57,559
Shanghai Chicmax Cosmetic	10,900	48,022
Simcere Pharmaceutical Group	72,000	64,963
Sinofert Holdings	1,556,000	231,783
Tongcheng Travel Holdings	61,600	139,360
Yangzijiang Shipbuilding Holdings	330,000	639,960
Yuexiu Services Group	382,500	163,793
		2,656,382
DENMARK — 0.8%
ALK-Abello *	26,658	623,099

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Per Aarsleff Holding	3,359	$198,044
		821,143
FINLAND — 0.6%
Huhtamaki	13,357	522,512
Puuilo	4,204	42,098
QT Group *	916	69,647
		634,257
FRANCE — 2.1%
Alten	10,989	927,763
Elior Group *	9,730	44,468
Elis	2,663	60,464
Esso Francaise	2,384	268,848
Etablissements Maurel et Prom	21,145	110,769
Mersen	2,281	53,120
Metropole Television	5,754	72,551
Rubis SCA	11,216	274,284
Technip Energies	11,836	294,942
Verallia	2,510	72,246
VusionGroup (A)	480	75,313
		2,254,768
GERMANY — 4.5%
Atoss Software	4,125	541,532
Bechtle	14,180	483,231
Cliq Digital	4,981	29,209
CTS Eventim & KGaA	1,633	171,158
Gerresheimer	5,024	422,302
Hornbach Holding & KGaA	2,808	245,203
HUGO BOSS	853	39,195
KION Group	816	31,622
Krones	4,756	618,301
Montana Aerospace *	12,574	221,793
Springer Nature & KGaA *	3,376	85,031
SUSS MicroTec	17,494	1,044,731
TAG Immobilien *	44,876	744,567
TUI *	15,236	126,763
		4,804,638
GREECE — 0.1%
Piraeus Financial Holdings	30,393	114,294

HONG KONG — 0.6%
Dah Sing Banking Group	81,200	76,465
JS Global Lifestyle	415,000	83,552
Stella International Holdings	59,500	111,066
United Laboratories International Holdings	198,000	268,752
Yue Yuen Industrial Holdings	37,000	77,776
		617,611

COMMON STOCK — continued
	Shares	Value
HUNGARY — 0.4%
Magyar Telekom Telecommunications	120,598	$368,433

INDIA — 4.1%
Ajanta Pharma	4,333	157,800
Anup Engineering Limited	6,508	269,049
AurionPro Solutions	2,345	45,828
BLS International Services	21,023	99,002
BSE	3,690	194,890
Epigral	3,172	79,688
Force Motors	1,266	118,058
GHCL	8,420	59,524
Godawari Power and Ispat	231,420	536,248
Great Eastern Shipping	43,828	669,359
Gulf Oil Lubricants India	3,028	42,532
Karur Vysya Bank	118,016	316,580
Kaveri Seed	33,645	364,323
Kirloskar Ferrous Industries	6,978	51,857
Manappuram Finance	27,997	52,064
Mindspace Business Parks REIT ‡	15,849	70,110
Motilal Oswal Financial Services	26,453	293,839
Nava	13,094	149,297
NESCO	5,912	69,438
Netweb Technologies India	1,769	56,338
PTC India	107,287	231,212
Sanghvi Movers	17,872	85,572
Shipping Corp of India	18,503	47,423
Thanga Mayil Jewellery	4,059	110,000
Tips Music	5,235	55,287
Voltas	2,278	44,590
WNS Holdings *	2,184	104,810
		4,374,718
INDONESIA — 0.4%
Elnusa	1,902,100	57,967
First Pacific	360,000	202,429
Pakuwon Jati	4,258,400	129,692
Summarecon Agung	1,298,600	55,430
		445,518
IRELAND — 0.2%
Irish Residential Properties REIT ‡	229,739	218,352

ISRAEL — 1.6%
Ashdod Refinery	3,711	59,354
Camtek	836	66,512
Cellebrite DI *,(A)	35,299	640,677
Ceragon Networks *	36,335	90,111
Isras Investment	866	183,617
Nova *	1,723	319,272

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
ISRAEL — continued
Oil Refineries	623,419	$158,738
Tower Semiconductor *	4,407	184,918
		1,703,199
ITALY — 5.1%
Amplifon	13,189	367,710
Azimut Holding	22,575	557,301
Banca Monte dei Paschi di Siena	65,310	357,729
BPER Banca SPA	56,996	346,355
Buzzi	32,641	1,276,329
d'Amico International Shipping	25,331	136,043
De' Longhi	11,572	360,982
GVS *	29,229	195,255
Interpump Group	16,514	732,345
Iveco Group	38,232	396,531
Orsero	5,349	68,722
Webuild	202,633	573,508
		5,368,810
JAPAN — 21.7%
77 Bank	4,800	123,258
Abalance (A)	7,200	42,214
Activia Properties ‡	260	553,101
Aeon Delight	24,000	679,986
Aica Kogyo	17,600	379,896
Aichi Financial Group	6,723	100,049
Anycolor *,(A)	3,500	49,300
Aoyama Trading	53,200	455,070
Artience	4,700	112,364
Avex	5,400	53,006
Chiyoda *	14,800	28,361
Credit Saison	2,900	65,063
Cybozu	13,900	190,370
Daiseki	28,900	736,005
DD GROUP *	5,800	51,987
DTS	32,200	831,924
Ezaki Glico	12,500	367,348
Ferrotec Holdings	10,100	168,343
Foster Electric	26,500	295,758
Fuji Seal International	32,000	542,055
Global One Real Estate Investment ‡	524	336,750
Glory	32,200	520,949
Greens	5,100	50,664
gremz	6,200	105,175
GS Yuasa	25,500	450,001
Hachijuni Bank	9,900	54,191
Hamakyorex	14,000	113,811
Hanwa	6,600	218,128
Horiba	9,300	570,263
Hoshizaki	14,800	485,220
HS Holdings	13,800	83,447

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Hyakugo Bank	24,800	$89,031
Ichigo Office REIT Investment ‡	87	44,548
ISB	6,600	59,880
J Trust	24,700	72,736
Japan Communications *	41,000	38,115
JINS Holdings	1,800	73,180
Juroku Financial Group	3,700	98,490
Kamigumi	28,300	589,173
Kyoei Steel	4,300	48,636
Lacto Japan	9,800	176,612
Leopalace21	18,900	68,074
Management Solutions	8,000	98,796
Maruzen Showa Unyu	4,800	184,655
McDonald's Holdings Japan	7,200	304,343
Megmilk Snow Brand	8,400	144,991
MEITEC Group Holdings	50,800	971,034
MISUMI Group	26,500	430,212
Mitsubishi Motors	140,000	414,894
Mitsui High-Tec	12,300	65,289
Modec	3,100	67,330
Morinaga Milk Industry	10,400	241,238
MTG (A)	11,300	113,564
Namura Shipbuilding	7,700	79,160
NET One Systems	8,900	215,536
NGK Insulators	19,900	244,530
Nichicon	19,300	125,750
Nihon Parkerizing	41,600	349,749
Nippon Light Metal Holdings	4,600	49,039
Nippon Paper Industries	41,100	239,332
Nishi-Nippon Railroad	24,500	352,861
Nojima	6,900	96,527
NTN	113,500	186,529
Oita Bank	2,700	54,672
Oki Electric Industry	42,300	275,816
Onamba	17,500	134,637
Orix JREIT ‡	783	806,234
Pharma Foods International	13,100	81,809
Pressance	3,900	48,157
Rakus	6,800	90,695
Round One	29,400	185,602
Sakata INX	19,500	195,538
SAMTY HOLDINGS	13,400	287,376
San-A, Cl A	36,000	672,633
San-Ai Obbli	5,100	62,108
Sanko Gosei	13,400	52,985
Sanyo Shokai	6,400	107,898
Sato Holdings	18,900	262,869
Sharingtechnology	18,200	93,267
Shiga Bank	2,800	59,966
Shimamura	9,900	508,324
Shizuoka Financial Group	26,800	213,311

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Siix	35,100	$256,316
Skymark Airlines	13,400	54,488
Sohgo Security Services	54,200	375,885
Stanley Electric	36,700	626,102
Sumiseki Holdings	10,000	61,326
Sumitomo Rubber Industries	9,200	94,049
Sumitomo Warehouse	25,300	441,571
T Hasegawa	3,200	69,265
Taikisha	13,800	437,873
Toei	1,300	41,531
Toho	5,800	102,335
Tokai Carbon	21,100	118,797
Tokyo Century	4,500	45,666
Tokyo Kiraboshi Financial Group	3,200	85,860
Tokyo Steel Manufacturing	15,500	153,709
TOMONY Holdings	28,700	74,125
Topy Industries	5,900	74,577
Toyo Engineering	10,000	48,413
Toyoda Gosei	2,900	49,147
Toyota Boshoku	2,800	37,283
Traders Holdings	15,400	80,768
Vital KSK Holdings	5,700	47,602
YAMABIKO	24,200	392,158
		23,110,634
MALAYSIA — 1.2%
Eco World Development Group	276,200	111,629
Pavilion Real Estate Investment Trust ‡	508,300	178,202
Scientex	76,800	77,664
Sime Darby Property	1,898,300	611,274
SP Setia Group	801,600	255,873
		1,234,642
MAURITIUS — 0.1%
Capital	89,031	99,167

MEXICO — 0.2%
Controladora Vuela Cia de Aviacion, Cl A *	220,200	163,974

NETHERLANDS — 0.6%
Aalberts	8,781	316,253
Eurocommercial Properties ‡	4,691	119,142
Koninklijke Heijmans NorthV	2,718	73,002
TKH Group	1,821	73,952
Wereldhave ‡	5,888	90,572
		672,921
NORWAY — 1.6%
Elopak	41,518	167,684
Hoegh Autoliners	44,596	468,054

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Odfjell, Cl A	3,315	$37,807
SpareBank 1 SMN	39,138	576,085
Stolt-Nielsen	8,999	255,357
Wallenius Wilhelmsen, Cl B	13,856	137,384
		1,642,371
PHILIPPINES — 0.4%
AREIT ‡	355,700	238,725
Converge Information and Communications Technology Solutions	207,800	57,380
Robinsons Land	497,200	131,312
		427,417
POLAND — 0.0%
InPost *	2,461	47,917

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R	376,277	189,445

SAUDI ARABIA — 0.3%
Saudi Chemical Holding	84,032	260,042
Sumou Real Estate	6,257	66,357
		326,399
SOUTH AFRICA — 0.6%
AVI	60,387	377,597
Investec	14,716	114,611
Omnia Holdings	29,171	110,998
Vukile Property Fund ‡	77,406	81,434
		684,640
SOUTH KOREA — 2.1%
AMOREPACIFIC Group	3,271	52,711
Binggrae	1,018	46,342
CJ Logistics	481	30,496
DB Insurance	1,002	78,977
Dongwon Systems	1,245	45,469
Hanwha General Insurance	46,683	161,337
Hanwha Life Insurance	26,319	56,153
HD Hyundai Infracore	15,150	72,509
Hyundai Marine & Fire Insurance	2,615	57,378
JB Financial Group	22,607	293,283
KCC	1,029	195,049
KIWOOM Securities	1,594	154,371
Korea Electric Terminal	2,381	131,327
Kyung Dong Navien	12,350	773,284
SOOP	1,170	81,051
Unid	723	36,499
		2,266,236
SPAIN — 1.6%
Gestamp Automocion	22,308	65,387

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Mapfre	29,856	$85,182
Vidrala	3,925	423,591
Viscofan	16,355	1,091,650
		1,665,810
SWEDEN — 3.1%
Atea	33,844	432,009
Attendo	41,186	182,449
Beijer Ref, Cl B	6,803	102,042
Camurus *	6,969	390,230
Clas Ohlson, Cl B	6,768	111,620
Fortnox	8,422	51,200
Hemnet Group	14,611	458,562
Hexpol	49,946	472,919
Loomis, Cl B	24,900	776,779
Nyfosa	8,040	80,989
Peab, Cl B	34,839	264,431
		3,323,230
SWITZERLAND — 1.9%
Bossard Holding	2,283	547,808
Bucher Industries	1,001	389,350
Huber + Suhner	486	45,937
Inficon Holding	504	603,066
Swissquote Group Holding	1,135	385,579
		1,971,740
TAIWAN — 4.0%
Advancetek Enterprise	43,000	85,305
Asia Optical	41,000	128,436
Asia Vital Components	7,000	134,097
Chicony Power Technology	102,000	396,474
Depo Auto Parts Industries	111,000	828,081
FIT Hon Teng *,(A)	384,000	129,483
Genius Electronic Optical	6,000	82,690
Getac Holdings	113,000	387,741
International Games System	1,000	31,552
ITE Technology	22,000	91,728
L&K Engineering	68,000	470,404
Lotes	5,000	254,292
Makalot Industrial	5,100	54,715
Merry Electronics	55,000	179,573
Namchow Holdings	116,000	197,972
Nan Pao Resins Chemical	41,000	360,468
Pan German Universal Motors	22,000	198,642
Pegavision	3,000	34,774
Pixart Imaging	10,000	74,524
Topkey	19,000	135,720
		4,256,671
THAILAND — 0.6%
Com7, Cl F	211,600	175,167
CPN Retail Growth Leasehold REIT ‡	227,900	81,718

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Ichitan Group	600,200	$278,828
Rojana Industrial Park	683,300	147,524
		683,237
TÜRKIYE — 0.2%
Mavi Giyim Sanayi Ve Ticaret, Cl B	55,991	124,513
Torunlar Gayrimenkul Yatirim Ortakligi ‡	92,388	128,208
		252,721
UNITED KINGDOM — 10.1%
4imprint Group	5,258	345,326
abrdn	17,621	29,932
Allfunds Group	27,473	167,717
Britvic	12,548	206,440
Burford Capital	8,951	120,158
Cranswick	1,840	119,935
Currys *	307,746	326,779
Domino's Pizza Group	150,778	583,533
Drax Group	40,953	328,905
Elementis	194,871	335,453
Games Workshop Group	3,635	560,233
Harbour Energy	34,590	122,711
IMI	36,984	785,408
Investec	57,329	440,094
J D Wetherspoon	5,458	43,166
Johnson Service Group	107,465	206,414
Lancashire Holdings	97,321	789,508
LondonMetric Property ‡	143,826	358,460
Man Group	101,375	258,673
Marks & Spencer Group	100,707	487,178
Mitchells & Butlers *	17,215	55,499
Mitie Group	42,339	63,327
Nomad Foods	38,728	679,676
OSB Group	29,340	132,418
Paragon Banking Group	14,968	131,137
Premier Foods	89,761	216,590
S4 Capital *	170,930	81,972
Serco Group	96,701	217,852
Spectris	31,558	1,024,464
SSP Group	178,180	369,010
Tate & Lyle	105,616	1,018,385
Yu Group	5,024	109,804
		10,716,157
UNITED STATES — 1.2%
Carnival ADR *	15,843	316,860
Primo Water	35,900	941,572
		1,258,432
Total Common Stock
(Cost $85,423,479)		93,506,904

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2024

EXCHANGE TRADED FUNDS — 4.0%
	Shares	Value
UNITED STATES — 4.0%
iShares Core MSCI Emerging Markets ETF	18,070	$1,005,053
iShares MSCI Canada ETF	9,530	387,204
iShares MSCI EAFE Small-Capital ETF	45,185	2,867,440
Total Exchange Traded Funds
(Cost $4,182,306)		4,259,697

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Cia de Saneamento do Parana (B)	46,800	$44,789
Total Preferred Stock
(Cost $37,419)		44,789

SHORT-TERM INVESTMENT — 1.8%

State Street Institutional US Government Money Market Fund, Premier Class, 4.820%, (C)
(Cost $1,897,743)	1,897,743	$1,897,743
Total Short-Term Investment
(Cost $1,897,743)		1,897,743
Total Investments in Securities— 93.8%
(Cost $91,540,947)		$99,709,133

Percentages are based on Net Assets of $106,289,097.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	4	Dec-2024	$295,030	$288,000	$(7,030)
MSCI EAFE Index	37	Dec-2024	4,513,094	4,347,870	(165,224)
MSCI Emerging Markets	21	Dec-2024	1,149,519	1,182,825	33,306
Russell 2000 Index E-MINI	4	Dec-2024	442,452	441,720	(732)
S&P TSX 60 Index	2	Dec-2024	407,777	415,309	7,532
			$6,807,872	$6,675,724	$(132,148)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $1,823,601.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total of such securities as of October 31, 2024, was $1,897,743.

ADR — American Depositary Receipt
Cl — Class EAFE — Europe, Australasia, and the Far East ETF — Exchange-Traded Fund MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$4,062,747	$–	$4,062,747
Austria	36,442	968,151	–	1,004,593
Belgium	–	1,533,264	–	1,533,264
Brazil	437,636	–	–	437,636
Burkina Faso	89,669	–	–	89,669
Canada	7,003,111	–	–	7,003,111
China	489,901	2,166,481	–	2,656,382
Denmark	–	821,143	–	821,143
Finland	–	634,257	–	634,257
France	–	2,254,768	–	2,254,768
Germany	85,031	4,719,607	–	4,804,638
Greece	–	114,294	–	114,294
Hong Kong	–	617,611	–	617,611
Hungary	–	368,433	–	368,433
India	104,810	4,269,908	–	4,374,718
Indonesia	129,692	315,826	–	445,518
Ireland	–	218,352	–	218,352
Israel	1,301,490	401,709	–	1,703,199
Italy	–	5,368,810	–	5,368,810
Japan	–	23,110,634	–	23,110,634
Malaysia	–	1,234,642	–	1,234,642
Mauritius	–	99,167	–	99,167
Mexico	163,974	–	–	163,974
Netherlands	–	672,921	–	672,921
Norway	1,036,933	605,438	–	1,642,371
Philippines	238,725	188,692	–	427,417
Poland	–	47,917	–	47,917
Portugal	–	189,445	–	189,445
Saudi Arabia	–	326,399	–	326,399
South Africa	81,434	603,206	–	684,640
South Korea	–	2,266,236	–	2,266,236
Spain	–	1,665,810	–	1,665,810
Sweden	614,458	2,708,772	–	3,323,230

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2024

Investments in Securities	Level 1	Level 2	Level 3	Total
Switzerland	$–	$1,971,740	$–	$1,971,740
Taiwan	–	4,256,671	–	4,256,671
Thailand	81,718	601,519	–	683,237
Türkiye	–	252,721	–	252,721
United Kingdom	2,923,722	7,792,435	–	10,716,157
United States	1,258,432	–	–	1,258,432
Total Common Stock	16,077,178	77,429,726	–	93,506,904
Exchange Traded Funds	4,259,697	–	–	4,259,697
Preferred Stock
Brazil	44,789	–	–	44,789
Short-Term Investment
United
States	1,897,743	–	–	1,897,743
Total Investments in Securities	$22,279,407	$77,429,726	$–	$99,709,133

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$40,838	$—	$—	$40,838
Futures Contracts* Unrealized Depreciation	(172,986)	—	—	(172,986)

Total Other Financial Instruments	$(132,148)	$—	$—	$(132,148)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.6%
	Shares	Value
Catholic Responsible Investments Bond Fund†	4,279,894	$36,293,499
Catholic Responsible Investments Equity Index Fund†	2,531,577	31,416,873
Catholic Responsible Investments International Equity Fund†	1,147,102	11,746,325
Catholic Responsible Investments International Small-Cap Fund†	297,123	2,932,607
Catholic Responsible Investments Multi-Style US Equity Fund†	826,823	9,591,146
Catholic Responsible Investments Opportunistic Bond Fund†	1,948,372	18,100,374
Catholic Responsible Investments Short Duration Bond Fund†	1,861,858	17,985,547
Catholic Responsible Investments Small-Cap Fund†	609,527	6,070,886

Total Open-End Mutual Funds
(Cost $115,253,627)		134,137,257
Total Investments in Securities— 99.6%
(Cost $115,253,627)		$134,137,257

Percentages are based on Net Assets of $134,616,413.

†	Investment in Affiliated Security.

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

OCTOBER 31, 2024

The following is a summary of the transactions with affiliates for the year ended October 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2024	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$30,189,119	$6,311,347	$(2,310,070)	$(423,972)	$2,527,075	$36,293,499	$1,454,946	$—
Catholic Responsible Investments Equity Index Fund	26,745,411	1,457,313	(5,888,732)	994,468	8,108,413	31,416,873	385,202	—
Catholic Responsible Investments International Equity Fund	9,510,953	694,273	(756,023)	32,880	2,264,242	11,746,325	185,420	—
Catholic Responsible Investments International Small-Cap Fund	2,298,160	288,302	(189,006)	6,354	528,797	2,932,607	56,560	—
Catholic Responsible Investments Multi-Style US Equity Fund	8,000,250	387,455	(1,185,924)	182,840	2,206,525	9,591,146	50,161	—
Catholic Responsible Investments Opportunistic Bond Fund	16,541,125	1,986,201	(1,155,035)	(67,254)	795,337	18,100,374	828,631	—
Catholic Responsible Investments Short Duration Bond Fund	17,129,576	1,595,618	(1,155,035)	(63,020)	478,408	17,985,547	756,110	—
Catholic Responsible Investments Small-Cap Fund	4,649,617	508,261	(378,013)	8,573	1,282,448	6,070,886	75,681	—
Totals	$115,064,211	$13,228,770	$(13,017,838)	$670,869	$18,191,245	$134,137,257	$3,792,711	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
Catholic Responsible Investments Bond Fund†	32,440,186	$275,092,781
Catholic Responsible Investments Equity Index Fund†	17,731,581	220,048,924
Catholic Responsible Investments International Equity Fund†	15,934,310	163,167,332
Catholic Responsible Investments International Small-Cap Fund†	4,129,716	40,760,298
Catholic Responsible Investments Multi-Style US Equity Fund†	29,466,861	341,815,591
Catholic Responsible Investments Opportunistic Bond Fund†	14,766,740	137,183,010
Catholic Responsible Investments Short Duration Bond Fund†	14,111,410	136,316,223
Catholic Responsible Investments Small-Cap Fund†	8,481,945	84,480,171

Total Open-End Mutual Funds
(Cost $1,163,481,761)		1,398,864,330
Total Investments in Securities— 99.9%
(Cost $1,163,481,761)		$1,398,864,330

Percentages are based on Net Assets of $1,399,799,257.

†	Investment in Affiliated Security.

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

OCTOBER 31, 2024

The following is a summary of the transactions with affiliates for the year ended October 31, 2024:

Security Description	Value 10/31/2023		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 10/31/2024		Income		Capital Gains
Catholic Responsible Investments Bond Fund	$	193,701,902	$	74,331,384	$	(7,253,247)	$	(1,354,908)	$	15,667,650	$	275,092,781	$	10,301,341	$	—
Catholic Responsible Investments Equity Index Fund		176,632,656		24,158,699		(41,988,517)		8,763,734		52,482,352		220,048,924		2,637,400		—
Catholic Responsible Investments International Equity Fund		113,882,934		25,317,485		(4,351,948)		(96,675)		28,415,536		163,167,332		2,406,422		—
Catholic Responsible Investments International Small-Cap Fund		28,380,134		6,658,625		(1,087,987)		(27,758)		6,837,284		40,760,298		751,413		—
Catholic Responsible Investments Multi-Style US Equity Fund		260,607,295		36,147,612		(34,759,781)		5,101,509		74,718,956		341,815,591		1,713,532		—
Catholic Responsible Investments Opportunistic Bond Fund		107,133,601		28,634,044		(3,626,624)		(312,639)		5,354,628		137,183,010		5,874,081		—
Catholic Responsible Investments Short Duration Bond Fund		110,684,491		26,338,547		(3,626,624)		(186,891)		3,106,700		136,316,223		5,359,761		—
Catholic Responsible Investments Small-Cap Fund		55,690,060		14,524,627		(2,175,975)		(82,466)		16,523,925		84,480,171		987,276		—
Totals	$	1,046,713,073	$	236,111,023	$	(98,870,703)	$	11,803,906	$	203,107,031	$	1,398,864,330	$	30,031,226	$	—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
Catholic Responsible Investments Bond Fund†	10,090,186	$85,564,779
Catholic Responsible Investments Equity Index Fund†	16,026,894	198,893,753
Catholic Responsible Investments International Equity Fund†	5,468,679	55,999,278
Catholic Responsible Investments International Small-Cap Fund†	1,433,388	14,147,535
Catholic Responsible Investments Opportunistic Bond Fund†	4,638,331	43,090,098
Catholic Responsible Investments Short Duration Bond Fund†	4,409,969	42,600,301
Catholic Responsible Investments Small-Cap Fund†	2,840,448	28,290,860

Total Open-End Mutual Funds
(Cost $361,894,170)		468,586,604
Total Investments in Securities— 99.9%
(Cost $361,894,170)		$468,586,604

Percentages are based on Net Assets of $469,168,507.

†	Investment in Affiliated Security.

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

OCTOBER 31, 2024

The following is a summary of the transactions with affiliates for the year ended October 31, 2024:

Security Description	Value 10/31/2023		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 10/31/2024		Income		Capital Gains
Catholic Responsible Investments Bond Fund	$	76,686,178	$	15,436,648	$	(11,867,768)	$	(2,071,962)	$	7,381,683	$	85,564,779	$	3,724,403	$	—
Catholic Responsible Investments Equity Index Fund		164,920,038		12,982,826		(34,440,681)		4,045,432		51,386,138		198,893,753		2,348,276		—
Catholic Responsible Investments International Equity Fund		44,964,418		6,899,874		(7,120,661)		304,057		10,951,590		55,999,278		909,064		—
Catholic Responsible Investments International Small-Cap Fund		10,763,272		2,463,023		(1,780,165)		59,801		2,641,604		14,147,535		283,152		—
Catholic Responsible Investments Opportunistic Bond Fund		42,307,503		4,871,496		(5,933,885)		(484,677)		2,329,661		43,090,098		2,075,974		—
Catholic Responsible Investments Short Duration Bond Fund		43,969,582		4,598,553		(7,016,367)		(362,275)		1,410,808		42,600,301		1,871,745		—
Catholic Responsible Investments Small-Cap Fund		21,684,821		3,984,287		(3,560,331)		9,257		6,172,826		28,290,860		375,003		—
Totals	$	405,295,812	$	51,236,707	$	(71,719,858)	$	1,499,633	$	82,274,310	$	468,586,604	$	11,587,617	$	—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.8%
	Shares	Value
Catholic Responsible Investments Bond Fund†	4,578,733	$38,827,657
Catholic Responsible Investments Equity Index Fund†	9,832,287	122,018,679
Catholic Responsible Investments International Equity Fund†	4,854,060	49,705,570
Catholic Responsible Investments International Small-Cap Fund†	1,272,905	12,563,575
Catholic Responsible Investments Multi-Style US Equity Fund†	4,467,171	51,819,186
Catholic Responsible Investments Opportunistic Bond Fund†	2,085,604	19,375,264
Catholic Responsible Investments Short Duration Bond Fund†	1,973,811	19,067,010
Catholic Responsible Investments Small-Cap Fund†	2,548,131	25,379,386

Total Open-End Mutual Funds
(Cost $259,891,627)		338,756,327
Total Investments in Securities— 99.8%
(Cost $259,891,627)		$338,756,327

Percentages are based on Net Assets of $339,330,315.

†	Investment in Affiliated Security.

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

OCTOBER 31, 2024

The following is a summary of the transactions with affiliates for the year ended October 31, 2024:

Security Description	Value 10/31/2023		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 10/31/2024		Income		Capital Gains
Catholic Responsible Investments Bond Fund	$	30,394,074	$	8,094,702	$	(1,766,543)	$	(302,740)	$	2,408,164	$	38,827,657	$	1,543,683	$	—
Catholic Responsible Investments Equity Index Fund		90,880,592		12,367,897		(11,738,495)		1,079,326		29,429,359		122,018,679		1,313,977		—
Catholic Responsible Investments International Equity Fund		34,980,339		8,173,171		(2,119,850)		26,096		8,645,814		49,705,570		738,112		—
Catholic Responsible Investments International Small-Cap Fund		8,443,839		2,543,163		(529,963)		9,524		2,097,012		12,563,575		231,366		—
Catholic Responsible Investments Multi-Style US Equity Fund		37,191,299		5,425,243		(2,119,852)		64,785		11,257,711		51,819,186		245,592		—
Catholic Responsible Investments Opportunistic Bond Fund		16,786,654		2,894,051		(1,030,793)		(88,039)		813,391		19,375,264		847,029		—
Catholic Responsible Investments Short Duration Bond Fund		17,441,741		2,805,439		(1,589,379)		(92,081)		501,290		19,067,010		758,417		—
Catholic Responsible Investments Small-Cap Fund		17,199,505		4,254,013		(1,059,926)		(42,490)		5,028,284		25,379,386		304,686		—
Totals	$	253,318,043	$	46,557,679	$	(21,954,801)	$	654,381	$	60,181,025	$	338,756,327	$	5,982,862	$	—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Statements of Assets and Liabilities

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund		Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
Assets:
Investments, at Value (Cost $64,237,152, $486,561,670, $2,302,214,298 and $684,090,378)		$64,321,761		$488,268,855	$2,236,041,821	*	$684,602,002	*
Repurchase Agreements, at Value (Cost $3,100,000, $5,700,000, $– and $–)		3,100,000		5,700,000	–		–
Receivable for Capital Shares Sold		255,000		2,069	1,453,779		–
Dividend and Interest Receivable		194,162		3,278,429	15,584,198		3,642,232
Cash and Cash Equivalents		44,887		2,916,062	46,248,795		13,808,331
Due from Adviser		347		–	–		–
Receivable for Investment Securities Sold		–		–	10,099,448		41,805,586
Cash Pledged as Collateral for Futures Contracts		–		64,195	2,343,654		767,948
Prepaid Expenses		8,281		7,040	13,999		11,688
Total Assets		67,924,438		500,236,650	2,311,785,694		744,637,787
Liabilities:
Payable for Investment Securities Purchased		1,595,231		3,812,434	36,560,213		48,139,033
Payable for Capital Shares Redeemed		100,000		51,731	7,347,170		47,732
Audit Fees Payable		15,800		15,800	19,700		18,800
Transfer Agent Fees Payable		6,639		5,135	9,670		7,445
Chief Compliance Officer Fees Payable		1,797		3,594	7,187		5,391
Payable Due to Administrator		601		7,009	35,670		1,381
Trustees' Fees Payable		8		17	34		5,817
Payable Upon Return of Securities Loaned		–		–	1,455,808		811,295
Payable Due to Adviser		–		98,416	581,488		183,575
Shareholder Servicing Fees Payable		–		–	21,092		24,692
Payable for Variation Margin		–		52,523	191,953		63,141
Other Accrued Expenses		23,780		53,896	113,750		64,522
Total Liabilities		1,743,856		4,100,555	46,343,735		49,372,824
Commitments and Contingencies †
Net Assets		$66,180,582		$496,136,095	$2,265,441,959		$695,264,963
Net Assets Consist of:
Paid-in Capital		$65,921,103		$515,524,891	$2,494,168,038		$728,672,234
Total Distributable Earnings (Accumulated Losses)		259,479		(19,388,796)	(228,726,079)		(33,407,271)
Net Assets		$66,180,582		$496,136,095	$2,265,441,959		$695,264,963
Institutional Shares:
Net Assets		$66,180,582		$496,136,095	$2,188,958,015		$631,035,434
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		6,592,243		51,384,444	258,106,818		67,954,062
Net Asset Value, Offering and Redemption Price Per Share		$10.04		$9.66	$8.48		$9.29
Investor Shares:
Net Assets	$	N/A	$	N/A	$76,483,944		$64,229,529
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A	9,020,238		6,916,311
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A	$8.48		$9.29

† See Note 5 in the Notes to Financial Statements

* Includes Market Value of Securities on Loan	$–	$–	$1,423,931	$795,447

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Statements of Assets and Liabilities

	Catholic Responsible Investments Equity Index Fund			Catholic Responsible Investments Small-Cap Fund			Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund		Catholic Responsible Investments International Small-Cap Fund
Assets:
Investments, at Value (Cost $1,825,967,268, $442,180,602, $678,101,239, $1,245,210,460 and $91,540,947)		$3,962,523,989	*		$559,992,346	*	$837,949,982	*	$1,507,970,551	*		$99,709,133	*
Foreign Currency, at Value (Cost $–, $–, $–, $722,059 and $189,444)		–			–		–		779,788			206,149
Cash and Cash Equivalents		5,761,358			7,849,558		17,228,619		27,737,941			7,805,016
Dividend and Interest Receivable		1,814,684			187,611		180,242		1,536,150			257,898
Cash Pledged as Collateral for Futures Contracts		327,468			651,691		–		–			328,388
Receivable for Capital Shares Sold		287,623			3,091		889,013		572,163			–
Reclaim Receivable		78,654			–		132,250		1,767,606			134,074
Receivable for Investment Securities Sold		–			–		2,670,225		3,173,915			152,205
Prepaid Expenses		7,838			7,040		11,688		49,254			7,041
Total Assets		3,970,801,614			568,691,337		859,062,019		1,543,587,368			108,599,904
Liabilities:
Payable for Capital Shares Redeemed		3,267,166			100,503		984,302		866,396			16,728
Payable Upon Return of Securities Loaned		1,963,560			8,630,573		581,040		6,126,000			1,897,743
Rating Expense Payable		439,984			–		–		–			–
Payable for Variation Margin		113,500			143,190		–		–			73,988
Payable Due to Adviser		106,912			96,786		443,917		1,001,677			29,812
Payable Due to Administrator		65,003			8,747		12,750		25,000			245
Audit Fees Payable		13,800			17,800		15,800		18,800			13,800
Transfer Agent Fees Payable		8,069			5,411		7,258		8,912			3,765
Chief Compliance Officer Fees Payable		1,797			1,797		7,187		5,391			5,390
Trustees' Fees Payable		8			9		34		26			25
Payable for Investment Securities Purchased		–			–		993,670		1,987,149			46,473
Shareholder Servicing Fees Payable		–			–		6,752		25,392			–
Unrealized Depreciation on Spot Currency Contracts		–			–		–		576			126
Accrued Foreign Capital Gains Tax on Appreciated Securities		–			–		–		1,747,893			160,055
Other Accrued Expenses		36,490			143,440		34,395		86,430			62,657
Total Liabilities		6,016,289			9,148,256		3,087,105		11,899,642			2,310,807
Commitments and Contingencies †
Net Assets		$3,964,785,325			$559,543,081		$855,974,914		$1,531,687,726			$106,289,097
Net Assets Consist of:
Paid-in Capital		$1,821,089,543			$446,679,776		$646,307,801		$1,199,021,137			$100,731,218
Total Distributable Earnings		2,143,695,782			112,863,305		209,667,113		332,666,589			5,557,879
Net Assets		$3,964,785,325			$559,543,081		$855,974,914		$1,531,687,726			$106,289,097
Institutional Shares:
Net Assets		$3,964,785,325			$559,543,081		$809,612,677		$1,437,637,543			$106,289,097
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		319,544,469			56,207,115		69,821,018		140,412,556			10,769,276
Net Asset Value, Offering and Redemption Price Per Share		$12.41			$9.96		$11.60		$10.24			$9.87
Investor Shares:
Net Assets	$	N/A		$	N/A		$46,362,237		$94,050,183		$	N/A
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A			N/A		3,998,084		9,180,755			N/A
Net Asset Value, Offering and Redemption Price Per Share	$	N/A		$	N/A		$11.60		$10.24		$	N/A

† See Note 5 in the Notes to Financial Statements

* Includes Market Value of Securities on Loan	$1,295,848	$8,442,203	$569,640	$5,833,700	$1,823,601

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Statements of Assets and Liabilities

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Assets:
Affiliated Investments, at Value (Cost $115,253,627, $1,163,481,761, $361,894,170 and $259,891,627)	$134,137,257	$1,398,864,330	$468,586,604	$338,756,327
Cash and Cash Equivalents	489,565	956,380	613,232	585,416
Due from Adviser	15,452	31,644	5,564	17,476
Receivable for Investment Securities Sold	–	250,000	–	125,000
Prepaid Expenses	11,689	47,708	10,802	11,688
Total Assets	134,653,963	1,400,150,062	469,216,202	339,495,907
Liabilities:
Audit Fees Payable	13,800	13,800	13,800	13,800
Transfer Agent Fees Payable	6,515	8,000	7,074	6,653
Shareholder Servicing Fees Payable	5,412	54,776	15,448	6,075
Chief Compliance Officer Fees Payable	1,797	1,797	1,797	1,797
Trustees' Fees Payable	8	8	8	8
Payable for Capital Shares Redeemed	–	250,000	–	125,000
Other Accrued Expenses	10,018	22,424	9,568	12,259
Total Liabilities	37,550	350,805	47,695	165,592
Commitments and Contingencies †
Net Assets	$134,616,413	$1,399,799,257	$469,168,507	$339,330,315
Net Assets Consist of:
Paid-in Capital	$114,188,954	$1,135,305,632	$355,898,989	$256,193,653
Total Distributable Earnings	20,427,459	264,493,625	113,269,518	83,136,662
Net Assets	$134,616,413	$1,399,799,257	$469,168,507	$339,330,315
Institutional Shares:
Net Assets	$98,975,585	$1,022,035,126	$364,270,703	$298,181,934
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	9,546,249	96,650,489	33,897,264	27,443,361
Net Asset Value, Offering and Redemption Price Per Share	$10.37	$10.57	$10.75	$10.87
Investor Shares:
Net Assets	$35,640,828	$377,764,131	$104,897,804	$41,148,381
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	3,441,410	35,764,361	9,769,558	3,791,629
Net Asset Value, Offering and Redemption Price Per Share	$10.36	$10.56	$10.74	$10.85

† See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE YEAR ENDED

OCTOBER 31, 2024

Statements of Operations

	Catholic Responsible Investments Ultra Short Bond Fund	Catholic Responsible Investments Short Duration Bond Fund	Catholic Responsible Investments Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund
Investment Income:
Dividend Income	$–	$–	$165,738	$–
Interest Income	3,492,950	22,942,532	98,354,277	31,393,136
Income from Securities Lending	137	–	5,405	118
Total Investment Income	3,493,087	22,942,532	98,525,420	31,393,254

Expenses:
Investment Advisory Fees	158,701	1,453,206	6,239,238	2,099,392
Administration Fees	12,343	93,738	409,991	123,176
Trustees' Fees	11,647	23,294	46,588	34,941
Chief Compliance Officer Fees	3,072	6,049	12,703	8,523
Shareholder Servicing Fees (Investor Shares)	–	–	107,018	76,840
Transfer Agent Fees	38,410	29,796	56,530	45,227
Pricing Fees	32,391	78,648	145,534	64,835
Registration Fees	30,723	25,954	117,679	56,396
Audit Fees	16,800	16,800	20,900	20,025
Legal Fees	16,659	33,318	66,636	49,977
Custodian Fees	11,946	40,262	41,211	18,133
Printing Fees	3,111	8,283	37,866	10,215
Other Expenses	12,970	24,773	48,613	32,144

Total Expenses	348,773	1,834,121	7,350,507	2,639,824
Less:
Waiver of Investment Advisory Fees	(120,306)	(126,787)	–	(85,697)
Waiver of Administration Fees	(6,389)	(12,779)	(25,556)	(19,168)
Net Expenses	222,078	1,694,555	7,324,951	2,534,959

Net Investment Income	3,271,009	21,247,977	91,200,469	28,858,295
Net Realized Gain (Loss) on:
Investments	2,781	(2,423,779)	(19,257,966)	(959,753)
Futures Contracts	–	242,368	4,343,469	1,538,881
Net Realized Gain (Loss)	2,781	(2,181,411)	(14,914,497)	579,128
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	53,199	13,572,522	131,221,341	21,652,818
Futures Contracts	–	(236,340)	4,580,313	516,086
Net Change in Unrealized Appreciation (Depreciation)	53,199	13,336,182	135,801,654	22,168,904
Net Realized and Unrealized Gain	55,980	11,154,771	120,887,157	22,748,032
Net Increase in Net Assets Resulting from Operations	$3,326,989	$32,402,748	$212,087,626	$51,606,327

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE YEAR ENDED

OCTOBER 31, 2024

Statements of Operations

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund
Investment Income:
Dividend Income	$49,558,006	$8,073,778	$9,522,523	$31,897,913	$2,806,710
Non-Cash Dividend Income	–	827,129	–	–	–
Interest Income	561,047	380,286	1,057,904	1,697,599	224,920
Income from Securities Lending	5,680	104,465	17,471	104,301	14,484
Less: Foreign Taxes Withheld	(13,258)	(10,046)	(44,275)	(2,852,684)	(386,009)
Total Investment Income	50,111,475	9,375,612	10,553,623	30,847,129	2,660,105

Expenses:
Investment Advisory Fees	2,223,288	1,048,895	4,977,457	10,677,654	899,349
Administration Fees	715,860	101,466	167,713	285,810	18,102
Trustees' Fees	11,647	11,647	36,171	34,941	24,523
Chief Compliance Officer Fees	7,542	3,670	10,644	9,590	7,296
Shareholder Servicing Fees (Investor Shares)	–	–	69,033	104,059	–
Rating Fees	568,149	160,100	–	–	–
Custodian Fees	73,572	26,092	26,767	259,001	143,898
Printing Fees	68,272	9,152	14,444	25,377	1,591
Registration Fees	49,047	30,414	38,620	51,706	23,654
Transfer Agent Fees	47,870	31,266	44,131	52,694	23,920
Pricing Fees	33,854	8,426	6,244	14,255	3,659
Legal Fees	16,659	16,659	57,203	49,977	40,544
Audit Fees	14,650	18,650	16,800	20,025	14,950
Other Expenses	48,083	14,342	33,748	50,631	56,655

Total Expenses	3,878,493	1,480,779	5,498,975	11,635,720	1,258,141
Less:
Waiver of Investment Advisory Fees	(538,451)	–	–	–	(167,040)
Waiver of Administration Fees	(6,389)	(6,389)	(20,548)	(19,168)	(14,160)
Net Expenses	3,333,653	1,474,390	5,478,427	11,616,552	1,076,941

Net Investment Income	46,777,822	7,901,222	5,075,196	19,230,577	1,583,164
Net Realized Gain (Loss) on:
Investments	62,153,161	18,677,586	87,833,181	106,266,345	4,953,961
Futures Contracts	3,347,669	893,373	–	–	108,865
Accrued Foreign Capital Gains Tax	–	–	–	(655,715)	(69,081)
Foreign Currency Transactions	–	–	–	(402,119)	18,552
Net Realized Gain (Loss)	65,500,830	19,570,959	87,833,181	105,208,511	5,012,297
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,012,546,869	99,275,102	123,568,163	188,474,250	12,797,087
Futures Contracts	(51,812)	149,725	–	–	(132,148)
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	(1,747,893)	(160,055)
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	123,776	1,683
Net Change in Unrealized Appreciation (Depreciation)	1,012,495,057	99,424,827	123,568,163	186,850,133	12,506,567
Net Realized and Unrealized Gain	1,077,995,887	118,995,786	211,401,344	292,058,644	17,518,864
Net Increase in Net Assets Resulting from Operations	$1,124,773,709	$126,897,008	$216,476,540	$311,289,221	$19,102,028

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE YEAR ENDED

OCTOBER 31, 2024

Statements of Operations

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Investment Income:
Affiliated Dividend Income	$3,792,711	$30,031,226	$11,587,617	$5,982,862
Interest Income	18,185	39,278	22,981	22,008
Total Investment Income	3,810,896	30,070,504	11,610,598	6,004,870

Expenses:
Shareholder Servicing Fees (Investor Shares)	53,249	542,844	183,629	54,515
Trustees' Fees	11,647	11,647	11,647	11,647
Chief Compliance Officer Fees	3,165	4,531	3,597	3,374
Transfer Agent Fees	40,047	47,400	42,518	40,884
Registration Fees	38,087	56,995	42,663	66,757
Legal Fees	16,659	16,659	16,659	16,659
Audit Fees	14,650	14,650	14,650	14,650
Printing Fees	2,228	21,774	7,998	5,287
Custodian Fees	14	13	17	13
Other Expenses	13,007	20,141	14,516	12,564

Total Expenses	192,753	736,654	337,894	226,350
Less:
Waiver of Expenses	(139,503)	(193,808)	(154,264)	(171,834)
Net Expenses	53,250	542,846	183,630	54,516

Net Investment Income	3,757,646	29,527,658	11,426,968	5,950,354
Net Realized Gain (Loss) on:
Affiliated Investments	670,869	11,803,906	1,499,633	654,381
Net Realized Gain (Loss)	670,869	11,803,906	1,499,633	654,381
Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	18,191,245	203,107,031	82,274,310	60,181,025
Net Change in Unrealized Appreciation (Depreciation)	18,191,245	203,107,031	82,274,310	60,181,025
Net Realized and Unrealized Gain	18,862,114	214,910,937	83,773,943	60,835,406
Net Increase in Net Assets Resulting from Operations	$22,619,760	$244,438,595	$95,200,911	$66,785,760

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$3,271,009	$2,892,158	$21,247,977	$15,026,305
Net Realized Gain (Loss)	2,781	4,558	(2,181,411)	(6,310,099)
Net Change in Unrealized Appreciation (Depreciation)	53,199	116,119	13,336,182	7,539,215
Net Increase in Net Assets Resulting from Operations	3,326,989	3,012,835	32,402,748	16,255,421
Distributions:
Institutional Shares	(3,269,104)	(2,767,156)	(20,954,065)	(15,562,537)
Total Distributions	(3,269,104)	(2,767,156)	(20,954,065)	(15,562,537)

Capital Share Transactions:
Institutional:
Issued	86,305,592	63,427,645	69,656,278	55,374,209
Reinvestment of Dividends and Distributions	3,248,940	2,751,081	20,612,579	14,986,394
Redeemed	(81,887,557)	(61,127,893)	(79,070,736)	(71,227,016)
Net Institutional Share Transactions	7,666,975	5,050,833	11,198,121	(866,413)
Net Increase (Decrease) in Net Assets from Share Transactions	7,666,975	5,050,833	11,198,121	(866,413)
Total Increase (Decrease) in Net Assets	7,724,860	5,296,512	22,646,804	(173,529)
Net Assets:
Beginning of Year	58,455,722	53,159,210	473,489,291	473,662,820
End of Year	$66,180,582	$58,455,722	$496,136,095	$473,489,291
Shares Transactions:
Institutional:
Issued	8,593,797	6,328,035	7,243,252	5,818,646
Reinvestment of Dividends and Distributions	324,009	274,846	2,145,662	1,581,544
Redeemed	(8,152,072)	(6,097,343)	(8,233,464)	(7,518,158)
Net Institutional Shares Capital Share Transactions	765,734	505,538	1,155,450	(117,968)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	765,734	505,538	1,155,450	(117,968)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$91,200,469	$72,953,045	$28,858,295	$23,020,330
Net Realized Gain (Loss)	(14,914,497)	(68,697,916)	579,128	(10,904,326)
Net Change in Unrealized Appreciation (Depreciation)	135,801,654	1,188,740	22,168,904	2,379,832
Net Increase in Net Assets Resulting from Operations	212,087,626	5,443,869	51,606,327	14,495,836
Distributions:
Institutional Shares	(86,758,144)	(70,355,860)	(26,274,147)	(21,985,123)
Investor Shares	(3,014,383)	(2,134,496)	(2,454,257)	(1,177,907)
Total Distributions	(89,772,527)	(72,490,356)	(28,728,404)	(23,163,030)

Capital Share Transactions:
Institutional:
Issued	400,368,664	191,244,695	122,384,357	63,511,932
Reinvestment of Dividends and Distributions	81,066,125	65,582,457	25,192,879	20,923,020
Redemption Fees - Note 2	721	—	—	—
Redeemed	(127,924,302)	(100,197,620)	(36,398,994)	(40,031,802)
Net Institutional Share Transactions	353,511,208	156,629,532	111,178,242	44,403,150
Investor:
Issued	39,051,520	15,627,456	37,971,157	5,125,204
Reinvestment of Dividends and Distributions	2,869,228	1,998,591	2,351,810	1,082,356
Redemption Fees - Note 2	2,540	—	8	—
Redeemed	(25,188,991)	(10,140,607)	(4,495,150)	(6,249,499)
Net Investor Share Transactions	16,734,297	7,485,440	35,827,825	(41,939)
Net Increase in Net Assets from Share Transactions	370,245,505	164,114,972	147,006,067	44,361,211
Total Increase in Net Assets	492,560,604	97,068,485	169,883,990	35,694,017
Net Assets:
Beginning of Year	1,772,881,355	1,675,812,870	525,380,973	489,686,956
End of Year	$2,265,441,959	$1,772,881,355	$695,264,963	$525,380,973
Shares Transactions:
Institutional:
Issued	47,547,935	22,695,588	13,172,549	6,939,607
Reinvestment of Dividends and Distributions	9,580,886	7,813,122	2,731,353	2,296,510
Redeemed	(15,168,348)	(11,859,444)	(3,945,238)	(4,364,310)
Net Institutional Shares Capital Share Transactions	41,960,473	18,649,266	11,958,664	4,871,807
Investor:
Issued	4,603,970	1,833,386	4,119,763	558,971
Reinvestment of Dividends and Distributions	339,176	238,351	254,788	118,765
Redeemed	(2,979,660)	(1,193,568)	(487,303)	(683,433)
Net Investor Shares Capital Share Transactions	1,963,486	878,169	3,887,248	(5,697)
Net Increase in Shares Outstanding from Share Transactions	43,923,959	19,527,435	15,845,912	4,866,110

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$46,777,822	$45,314,123	$7,901,222	$6,634,597
Net Realized Gain (Loss)	65,500,830	(26,187,091)	19,570,959	(21,230,448)
Net Change in Unrealized Appreciation (Depreciation)	1,012,495,057	278,170,157	99,424,827	(23,406,486)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,124,773,709	297,297,189	126,897,008	(38,002,337)
Distributions:
Institutional Shares	(46,433,637)	(45,202,137)	(7,069,815)	(22,555,181)
Total Distributions	(46,433,637)	(45,202,137)	(7,069,815)	(22,555,181)

Capital Share Transactions:
Institutional:
Issued	380,418,492	244,541,100	56,161,494	38,855,672
Reinvestment of Dividends and Distributions	43,763,993	43,129,877	6,464,219	21,306,761
Redemption Fees - Note 2	252	—	20	—
Redeemed	(600,703,986)	(314,002,704)	(50,656,953)	(34,848,215)
Net Institutional Share Transactions	(176,521,249)	(26,331,727)	11,968,780	25,314,218
Net Increase (Decrease) in Net Assets from Share Transactions	(176,521,249)	(26,331,727)	11,968,780	25,314,218
Total Increase (Decrease) in Net Assets	901,818,823	225,763,325	131,795,973	(35,243,300)
Net Assets:
Beginning of Year	3,062,966,502	2,837,203,177	427,747,108	462,990,408
End of Year	$3,964,785,325	$3,062,966,502	$559,543,081	$427,747,108
Shares Transactions:
Institutional:
Issued	33,434,548	26,828,331	6,019,214	4,553,919
Reinvestment of Dividends and Distributions	3,814,045	4,829,522	662,969	2,534,752
Redeemed	(52,863,952)	(34,233,746)	(5,394,184)	(4,079,839)
Net Institutional Shares Capital Share Transactions	(15,615,359)	(2,575,893)	1,287,999	3,008,832
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(15,615,359)	(2,575,893)	1,287,999	3,008,832

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$5,075,196	$3,915,303	$19,230,577	$18,935,246
Net Realized Gain (Loss)	87,833,181	(14,607,444)	105,208,511	(8,668,949)
Net Change in Unrealized Appreciation (Depreciation)	123,568,163	84,193,896	186,850,133	129,932,770
Net Increase in Net Assets Resulting from Operations	216,476,540	73,501,755	311,289,221	140,199,067
Distributions:
Institutional Shares	(4,226,839)	(3,727,143)	(22,472,807)	(19,300,121)
Investor Shares	(180,457)	(176,407)	(1,055,263)	(709,570)
Total Distributions	(4,407,296)	(3,903,550)	(23,528,070)	(20,009,691)

Capital Share Transactions:
Institutional:
Issued	50,806,356	25,921,472	224,522,982	87,775,921
Reinvestment of Dividends and Distributions	3,878,800	3,426,673	20,826,400	18,154,448
Redemption Fees - Note 2	1	—	1,405	—
Redeemed	(114,098,703)	(44,516,145)	(216,147,682)	(96,824,979)
Net Institutional Share Transactions	(59,413,546)	(15,168,000)	29,203,105	9,105,390
Investor:
Issued	478,233	786,245	46,715,810	8,007,202
Reinvestment of Dividends and Distributions	162,602	158,440	1,031,702	688,331
Redemption Fees - Note 2	17	—	4,037	—
Redeemed	(8,063,115)	(6,217,095)	(12,126,335)	(15,065,616)
Net Investor Share Transactions	(7,422,263)	(5,272,410)	35,625,214	(6,370,083)
Net Increase (Decrease) in Net Assets from Share Transactions	(66,835,809)	(20,440,410)	64,828,319	2,735,307
Total Increase in Net Assets	145,233,435	49,157,795	352,589,470	122,924,683
Net Assets:
Beginning of Year	710,741,479	661,583,684	1,179,098,256	1,056,173,573
End of Year	$855,974,914	$710,741,479	$1,531,687,726	$1,179,098,256
Shares Transactions:
Institutional:
Issued	4,626,007	2,974,800	22,582,232	10,138,609
Reinvestment of Dividends and Distributions	354,285	396,382	2,075,279	2,066,650
Redeemed	(10,529,132)	(5,085,709)	(21,628,301)	(11,166,367)
Net Institutional Shares Capital Share Transactions	(5,548,840)	(1,714,527)	3,029,210	1,038,892
Investor:
Issued	41,214	88,709	4,665,422	895,632
Reinvestment of Dividends and Distributions	14,927	18,374	102,039	78,303
Redeemed	(760,071)	(710,428)	(1,272,521)	(1,759,512)
Net Investor Shares Capital Share Transactions	(703,930)	(603,345)	3,494,940	(785,577)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,252,770)	(2,317,872)	6,524,150	253,315

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments International Small-Cap Fund		Catholic Responsible Investments Magnus 45/55 Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,583,164	$1,669,898	$3,757,646	$3,064,923
Net Realized Gain (Loss)	5,012,297	(3,929,508)	670,869	(385,857)
Net Change in Unrealized Appreciation (Depreciation)	12,506,567	7,506,057	18,191,245	1,247,262
Net Increase in Net Assets Resulting from Operations	19,102,028	5,246,447	22,619,760	3,926,328
Distributions:
Institutional Shares	(1,977,492)	(1,762,029)	(2,355,327)	(1,283,981)
Investor Shares	—	—	(885,252)	(469,817)
Total Distributions	(1,977,492)	(1,762,029)	(3,240,579)	(1,753,798)

Capital Share Transactions:
Institutional:
Issued	22,470,821	4,425,462	2,721,544	42,172,973
Reinvestment of Dividends and Distributions	1,885,426	1,656,736	2,355,327	1,283,981
Redeemed	(6,341,436)	(3,577,462)	(3,593,131)	(3,420,768)
Net Institutional Share Transactions	18,014,811	2,504,736	1,483,740	40,036,186
Investor:
Issued	—	—	2,431,801	7,137,259
Reinvestment of Dividends and Distributions	—	—	784,095	411,833
Redeemed	—	—	(4,837,007)	(5,805,366)
Net Investor Share Transactions	—	—	(1,621,111)	1,743,726
Net Increase (Decrease) in Net Assets from Share Transactions	18,014,811	2,504,736	(137,371)	41,779,912
Total Increase in Net Assets	35,139,347	5,989,154	19,241,810	43,952,442
Net Assets:
Beginning of Year	71,149,750	65,160,596	115,374,603	71,422,161
End of Year	$106,289,097	$71,149,750	$134,616,413	$115,374,603
Shares Transactions:
Institutional:
Issued	2,333,344	510,895	261,393	4,753,812
Reinvestment of Dividends and Distributions	192,514	193,092	246,631	148,609
Redeemed	(651,964)	(412,742)	(369,650)	(377,897)
Net Institutional Shares Capital Share Transactions	1,873,894	291,245	138,374	4,524,524
Investor:
Issued	—	—	249,850	769,133
Reinvestment of Dividends and Distributions	—	—	82,104	47,666
Redeemed	—	—	(486,777)	(642,240)
Net Investor Shares Capital Share Transactions	—	—	(154,823)	174,559
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,873,894	291,245	(16,449)	4,699,083

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$29,527,658	$23,774,871	$11,426,968	$10,189,365
Net Realized Gain (Loss)	11,803,906	(2,410,552)	1,499,633	(2,241,561)
Net Change in Unrealized Appreciation (Depreciation)	203,107,031	40,661,263	82,274,310	14,962,808
Net Increase in Net Assets Resulting from Operations	244,438,595	62,025,582	95,200,911	22,910,612
Distributions:
Institutional Shares	(18,248,704)	(12,373,866)	(7,738,109)	(5,184,502)
Investor Shares	(7,054,159)	(4,679,527)	(2,885,351)	(1,943,386)
Total Distributions	(25,302,863)	(17,053,393)	(10,623,460)	(7,127,888)

Capital Share Transactions:
Institutional:
Issued	140,008,722	8,282,540	22,654,706	22,410,723
Reinvestment of Dividends and Distributions	18,248,705	12,363,629	7,738,109	5,184,502
Redeemed	(25,340,833)	(20,905,511)	(17,898,632)	(22,181,535)
Net Institutional Share Transactions	132,916,594	(259,342)	12,494,183	5,413,690
Investor:
Issued	8,726,284	22,486,200	7,810,880	20,882,814
Reinvestment of Dividends and Distributions	6,779,560	4,666,662	2,825,877	1,903,622
Redeemed	(15,153,294)	(22,759,744)	(44,229,572)	(25,871,735)
Net Investor Share Transactions	352,550	4,393,118	(33,592,815)	(3,085,299)
Net Increase (Decrease) in Net Assets from Share Transactions	133,269,144	4,133,776	(21,098,632)	2,328,391
Total Increase in Net Assets	352,404,876	49,105,965	63,478,819	18,111,115
Net Assets:
Beginning of Year	1,047,394,381	998,288,416	405,689,688	387,578,573
End of Year	$1,399,799,257	$1,047,394,381	$469,168,507	$405,689,688
Shares Transactions:
Institutional:
Issued	13,917,585	911,087	2,161,097	2,378,244
Reinvestment of Dividends and Distributions	1,886,891	1,459,697	797,743	606,374
Redeemed	(2,493,896)	(2,319,880)	(1,767,027)	(2,445,163)
Net Institutional Shares Capital Share Transactions	13,310,580	50,904	1,191,813	539,455
Investor:
Issued	874,074	2,500,335	765,309	2,317,669
Reinvestment of Dividends and Distributions	700,998	550,964	291,027	222,646
Redeemed	(1,517,744)	(2,520,172)	(4,253,011)	(2,781,206)
Net Investor Shares Capital Share Transactions	57,328	531,127	(3,196,675)	(240,891)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	13,367,908	582,031	(2,004,862)	298,564

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Magnus 75/25 Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$5,950,354	$5,112,634
Net Realized Gain (Loss)	654,381	(217,938)
Net Change in Unrealized Appreciation (Depreciation)	60,181,025	11,247,584
Net Increase in Net Assets Resulting from Operations	66,785,760	16,142,280
Distributions:
Institutional Shares	(5,258,918)	(4,942,456)
Investor Shares	(774,184)	(812,425)
Total Distributions	(6,033,102)	(5,754,881)

Capital Share Transactions:
Institutional:
Issued	31,701,352	25,891,748
Reinvestment of Dividends and Distributions	5,258,918	4,942,456
Redeemed	(11,144,925)	(8,750,258)
Net Institutional Share Transactions	25,815,345	22,083,946
Investor:
Issued	12,398,998	4,983,535
Reinvestment of Dividends and Distributions	774,185	812,425
Redeemed	(14,124,112)	(4,778,286)
Net Investor Share Transactions	(950,929)	1,017,674
Net Increase in Net Assets from Share Transactions	24,864,416	23,101,620
Total Increase in Net Assets	85,617,074	33,489,019
Net Assets:
Beginning of Year	253,713,241	220,224,222
End of Year	$339,330,315	$253,713,241
Shares Transactions:
Institutional:
Issued	2,968,946	2,996,109
Reinvestment of Dividends and Distributions	539,274	589,467
Redeemed	(1,081,340)	(994,768)
Net Institutional Shares Capital Share Transactions	2,426,880	2,590,808
Investor:
Issued	1,127,102	577,896
Reinvestment of Dividends and Distributions	79,390	96,910
Redeemed	(1,360,378)	(536,779)
Net Investor Shares Capital Share Transactions	(153,886)	138,027
Net Increase in Shares Outstanding from Share Transactions	2,272,994	2,728,835

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Catholic Responsible Investments Ultra Short Bond Fund
Institutional Shares
2024	$10.03	$0.52	$0.02	$0.54	$(0.50)	$(0.03)	$(0.53)	$–		$10.04	5.38%	$66,181	0.35%	0.54%	5.16%	118%
2023	$9.99	$0.45	$0.01	$0.46	$(0.42)	$–	$(0.42)	$–		$10.03	4.76%	$58,456	0.35%	0.54%	4.46%	93%
2022(1)	$10.00	$0.07	$– (a)	$0.07	$(0.08)	$–	$(0.08)	$–		$9.99	0.69%	$53,159	0.35%	0.58%	0.80%	14%
Catholic Responsible Investments Short Duration Bond Fund
Institutional Shares
2024	$9.43	$0.42	$0.23	$0.65	$(0.42)	$–	$(0.42)	$–		$9.66	6.95%	$496,136	0.35%	0.38%	4.39%	50%
2023	$9.41	$0.31	$0.03	$0.34	$(0.32)	$–	$(0.32)	$–		$9.43	3.62%	$473,489	0.35%	0.38%	3.25%	59%
2022(1)	$10.00	$0.13	$(0.58)	$(0.45)	$(0.14)	$–	$(0.14)	$–		$9.41	(4.52)%	$473,663	0.35%	0.37%	1.54%	95%
Catholic Responsible Investments Bond Fund
Institutional Shares
2024	$7.94	$0.37	$0.53	$0.90	$(0.36)	$–	$(0.36)	$–	#	$8.48	11.46%	$2,188,958	0.35%	0.35%	4.39%	97%
2023	$8.23	$0.35	$(0.30)	$0.05	$(0.34)	$–	$(0.34)	$–		$7.94	0.57%	$1,716,839	0.36%	0.36%	4.11%	54%
2022(1)	$10.00	$0.20	$(1.77)	$(1.57)	$(0.20)	$–	$(0.20)	$–		$8.23	(15.86)%	$1,624,983	0.36%	0.36%	2.39%	86%
Investor Shares
2024	$7.94	$0.36	$0.53	$0.89	$(0.35)	$–	$(0.35)	$–	#	$8.48	11.30%	$76,484	0.50%	0.50%	4.24%	97%
2023	$8.23	$0.33	$(0.29)	$0.04	$(0.33)	$–	$(0.33)	$–		$7.94	0.41%	$56,043	0.51%	0.51%	3.96%	54%
2022(1)	$10.00	$0.18	$(1.76)	$(1.58)	$(0.19)	$–	$(0.19)	$–		$8.23	(15.97)%	$50,830	0.51%	0.51%	2.23%	86%
Catholic Responsible Investments Opportunistic Bond Fund
Institutional Shares
2024	$8.90	$0.45	$0.38	$0.83	$(0.44)	$–	$(0.44)	$–	#	$9.29	9.42%	$631,035	0.41%	0.43%	4.83%	118%
2023	$9.04	$0.41	$(0.14)	$0.27	$(0.41)	$–	$(0.41)	$–		$8.90	2.94%	$498,415	0.41%	0.44%	4.45%	74%
2022(1)	$10.00	$0.19	$(0.96)	$(0.77)	$(0.19)	$–	$(0.19)	$–		$9.04	(7.75)%	$462,249	0.41%	0.44%	2.24%	179%
Investor Shares
2024	$8.90	$0.43	$0.39	$0.82	$(0.43)	$–	$(0.43)	$–	#	$9.29	9.25%	$64,230	0.56%	0.58%	4.68%	118%
2023	$9.04	$0.39	$(0.14)	$0.25	$(0.39)	$–	$(0.39)	$–		$8.90	2.81%	$26,966	0.56%	0.59%	4.29%	74%
2022(1)	$10.00	$0.18	$(0.96)	$(0.78)	$(0.18)	$–	$(0.18)	$–		$9.04	(7.88)%	$27,438	0.56%	0.60%	2.10%	179%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to the Financial Statements.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(a)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Catholic Responsible Investments Equity Index Fund
Institutional Shares
2024	$9.14	$0.14	$3.27	$3.41	$(0.14)	$–	$(0.14)	$–	#	$12.41	37.46%	$3,964,785	0.09%	0.10%	1.26%	24%
2023	$8.40	$0.13	$0.74	$0.87	$(0.13)	$–	$(0.13)	$–		$9.14	10.43%	$3,062,967	0.09%	0.11%	1.48%	17%
2022(1)	$10.00	$0.11	$(1.61)	$(1.50)	$(0.10)	$–	$(0.10)	$–		$8.40	(15.01)%	$2,837,203	0.09%	0.11%	1.34%	21%
Catholic Responsible Investments Small-Cap Fund
Institutional Shares
2024	$7.79	$0.14	$2.16	$2.30	$(0.13)	$–	$(0.13)	$–	#	$9.96	29.49%	$559,543	0.28%	0.28%	1.51%	28%
2023	$8.92	$0.12	$(0.82)	$(0.70)	$(0.12)	$(0.31)	$(0.43)	$–		$7.79	(8.15)%	$427,747	0.29%	0.29%	1.41%	30%
2022(1)	$10.00	$0.09	$(1.08)	$(0.99)	$(0.09)	$–	$(0.09)	$–		$8.92	(9.88)%	$462,990	0.29%	0.29%	1.09%	25%
Catholic Responsible Investments Multi-Style US Equity Fund
Institutional Shares
2024	$8.88	$0.07	$2.71	$2.78	$(0.06)	$–	$(0.06)	$–	#	$11.60	31.33%	$809,613	0.65%	0.65%	0.62%	178%
2023	$8.03	$0.05	$0.85	$0.90	$(0.05)	$–	$(0.05)	$–		$8.88	11.17%	$669,001	0.66%	0.66%	0.56%	32%
2022(1)	$10.00	$0.03	$(1.97)	$(1.94)	$(0.03)	$–	$(0.03)	$–		$8.03	(19.39)%	$618,980	0.67%	0.67%	0.39%	33%
Investor Shares
2024	$8.88	$0.05	$2.71	$2.76	$(0.04)	$–	$(0.04)	$–	#	$11.60	31.14%	$46,362	0.80%	0.80%	0.48%	178%
2023	$8.03	$0.04	$0.85	$0.89	$(0.04)	$–	$(0.04)	$–		$8.88	11.00%	$41,740	0.81%	0.81%	0.41%	32%
2022(1)	$10.00	$0.02	$(1.97)	$(1.95)	$(0.02)	$–	$(0.02)	$–		$8.03	(19.50)%	$42,604	0.82%	0.82%	0.23%	33%
Catholic Responsible Investments International Equity Fund
Institutional Shares
2024	$8.24	$0.13	$2.03	$2.16	$(0.16)	$–	$(0.16)	$–	#	$10.24	26.27%	$1,437,638	0.80%	0.80%	1.34%	52%
2023	$7.40	$0.13	$0.85	$0.98	$(0.14)	$–	$(0.14)	$–		$8.24	13.24%	$1,132,230	0.81%	0.81%	1.53%	47%
2022(1)	$10.00	$0.13	$(2.61)	$(2.48)	$(0.12)	$–	$(0.12)	$–		$7.40	(24.88)%	$1,008,309	0.82%	0.82%	1.68%	46%
Investor Shares
2024	$8.24	$0.12	$2.03	$2.15	$(0.15)	$–	$(0.15)	$–	#	$10.24	26.14%	$94,050	0.95%	0.95%	1.19%	52%
2023	$7.40	$0.12	$0.85	$0.97	$(0.13)	$–	$(0.13)	$–		$8.24	13.07%	$46,868	0.96%	0.96%	1.36%	47%
2022(1)	$10.00	$0.12	$(2.61)	$(2.49)	$(0.11)	$–	$(0.11)	$–		$7.40	(24.98)%	$47,864	0.97%	0.97%	1.52%	46%
Catholic Responsible Investments International Small-Cap Fund
Institutional Shares
2024	$8.00	$0.16	$1.91	$2.07	$(0.20)	$–	$(0.20)	$–	#	$9.87	25.88%	$106,289	1.15%	1.34%	1.69%	135%
2023	$7.57	$0.19	$0.44	$0.63	$(0.20)	$–	$(0.20)	$–		$8.00	8.12%	$71,150	1.15%	1.30%	2.19%	68%
2022(1)	$10.00	$0.18	$(2.47)	$(2.29)	$(0.14)	$–	$(0.14)	$–		$7.57	(22.99)%	$65,161	1.15%	1.40%	2.17%	69%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to the Financial Statements.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Catholic Responsible Investments Magnus 45/55 Fund
Institutional Shares
2024	$8.87	$0.29	$1.46	$1.75	$(0.25)	$–	$(0.25)	$10.37	19.91%	$98,975	–	%(1)	0.11	%(1)	2.96%	10%
2023	$8.60	$0.27	$0.15	$0.42	$(0.15)	$–	$(0.15)	$8.87	4.96%	$83,489	–	%(1)	0.14	%(1)	2.94%	8%
2022(2)	$10.00	$0.15	$(1.54)	$(1.39)	$(0.01)	$–	$(0.01)	$8.60	(13.93)%	$42,017	–	%(1)	0.20	%(1)	1.75%	9%
Investor Shares
2024	$8.87	$0.28	$1.45	$1.73	$(0.24)	$–	$(0.24)	$10.36	19.73%	$35,641	0.15	%(1)	0.26	%(1)	2.81%	10%
2023	$8.59	$0.24	$0.18	$0.42	$(0.14)	$–	$(0.14)	$8.87	4.80%	$31,886	0.15	%(1)	0.29	%(1)	2.69%	8%
2022(2)	$10.00	$0.13	$(1.53)	$(1.40)	$(0.01)	$–	$(0.01)	$8.59	(14.03)%	$29,405	0.15	%(1)	0.35	%(1)	1.56%	9%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Institutional Shares
2024	$8.80	$0.24	$1.74	$1.98	$(0.21)	$–	$(0.21)	$10.57	22.77%	$1,022,035	–	%(1)	0.02	%(1)	2.36%	8%
2023	$8.43	$0.20	$0.32	$0.52	$(0.15)	$–	$(0.15)	$8.80	6.23%	$733,461	–	%(1)	0.02	%(1)	2.28%	4%
2022(2)	$10.00	$0.12	$(1.68)	$(1.56)	$(0.01)	$–	$(0.01)	$8.43	(15.63)%	$702,135	–	%(1)	0.03	%(1)	1.75%	9%
Investor Shares
2024	$8.79	$0.22	$1.75	$1.97	$(0.20)	$–	$(0.20)	$10.56	22.59%	$377,764	0.15	%(1)	0.17	%(1)	2.21%	8%
2023	$8.42	$0.19	$0.31	$0.50	$(0.13)	$–	$(0.13)	$8.79	6.07%	$313,933	0.15	%(1)	0.17	%(1)	2.13%	4%
2022(2)	$10.00	$0.10	$(1.67)	$(1.57)	$(0.01)	$–	$(0.01)	$8.42	(15.74)%	$296,153	0.15	%(1)	0.18	%(1)	1.20%	9%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Institutional Shares
2024	$8.88	$0.26	$1.85	$2.11	$(0.24)	$–	$(0.24)	$10.75	23.92%	$364,271	–	%(1)	0.03	%(1)	2.53%	11%
2023	$8.55	$0.23	$0.27	$0.50	$(0.17)	$–	$(0.17)	$8.88	5.99%	$290,585	–	%(1)	0.04	%(1)	2.52%	8%
2022(2)	$10.00	$0.15	$(1.59)	$(1.44)	$(0.01)	$–	$(0.01)	$8.55	(14.42)%	$274,863	–	%(1)	0.06	%(1)	1.82%	5%
Investor Shares
2024	$8.88	$0.24	$1.84	$2.08	$(0.22)	$–	$(0.22)	$10.74	23.74%	$104,898	0.15	%(1)	0.18	%(1)	2.36%	11%
2023	$8.53	$0.21	$0.29	$0.50	$(0.15)	$–	$(0.15)	$8.88	5.84%	$115,105	0.15	%(1)	0.19	%(1)	2.37%	8%
2022(2)	$10.00	$0.12	$(1.58)	$(1.46)	$(0.01)	$–	$(0.01)	$8.53	(14.63)%	$112,716	0.15	%(1)	0.21	%(1)	1.47%	5%
Catholic Responsible Investments Magnus 75/25 Fund
Institutional Shares
2024	$8.76	$0.20	$2.12	$2.32	$(0.19)	$(0.02)	$(0.21)	$10.87	26.69%	$298,182	–	%(1)	0.06	%(1)	1.99%	7%
2023	$8.40	$0.18	$0.40	$0.58	$(0.14)	$(0.08)	$(0.22)	$8.76	7.09%	$219,190	–	%(1)	0.07	%(1)	2.05%	5%
2022(2)	$10.00	$0.12	$(1.71)	$(1.59)	$(0.01)	$–	$(0.01)	$8.40	(15.94)%	$188,299	–	%(1)	0.08	%(1)	1.40%	5%
Investor Shares
2024	$8.75	$0.18	$2.12	$2.30	$(0.18)	$(0.02)	$(0.20)	$10.85	26.53%	$41,148	0.15	%(1)	0.21	%(1)	1.78%	7%
2023	$8.38	$0.17	$0.41	$0.58	$(0.13)	$(0.08)	$(0.21)	$8.75	6.92%	$34,523	0.15	%(1)	0.22	%(1)	1.88%	5%
2022(2)	$10.00	$0.10	$(1.71)	$(1.61)	$(0.01)	$–	$(0.01)	$8.38	(16.15)%	$31,925	0.15	%(1)	0.23	%(1)	1.23%	5%

*	Per share data calculated using the average shares method.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	The expense ratios do not include expenses of the underlying affiliated investment companies.
(2)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Notes to Financial Statements

1. Organization:

Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that currently offers shares of thirteen active separate diversified portfolios: the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments International Small-Cap Fund, Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, and Catholic Responsible Investments Magnus 75/25 Fund (each, a “Fund” and together, the “Funds”). The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by Christian Brothers Investment Services, Inc. (“CBIS,” or, the “Adviser”) using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization.

The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P500® Index.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund (together, the “Magnus Funds”) seeks to achieve current income and long-term capital appreciation.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services -- Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — The Funds record the investments at fair valuing using the following methodologies. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Repurchase agreements are valued using the repurchase price to be paid.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Trust's Board of Trustees (the “Board”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Fair Value Committee (the “Committee”) meeting be called.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Committee of the Adviser.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.)

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the year ended October 31, 2024, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

As of and during the year ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Funds may invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

A margin deposit held at one counterparty for the futures contracts is included in “Cash pledged as Collateral for Futures Contracts” on the Statements of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

For the year ended October 31, 2024, the quarterly average notional value of futures contracts held was as follows:

Catholic Responsible Investments Short Duration Bond Fund
Average Quarterly Notional Value Long	$	58,623,380
Catholic Responsible Investments Bond Fund
Average Quarterly Notional Value Long	$	270,654,234
Catholic Responsible Investments Opportunistic Bond Fund
Average Quarterly Notional Value Long	$	80,819,404
Catholic Responsible Investments Equity Index Fund
Average Quarterly Notional Value Long	$	11,215,795
Catholic Responsible Investments Small-Cap Fund
Average Quarterly Notional Value Long	$	7,579,890
Catholic Responsible Investments International Small-Cap Fund
Average Quarterly Notional Value Long	$	6,955,543

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

The following tables are the exposure by type of risk on derivatives held throughout the year:

Catholic Responsible Investments Short Duration Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives		Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$	—	$	(466,972)
		$	—	$	(466,972)

Catholic Responsible Investments Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives		Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$	—	$	(3,511,110)
		$	—	$	(3,511,110)

Catholic Responsible Investments Opportunistic Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives		Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$	—	$	(1,054,878)
		$	—	$	(1,054,878)

Catholic Responsible Investments Equity Index Fund Statements of Assets and Liabilities Location		Asset Derivatives		Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$	—	$	(124,500)
		$	—	$	(124,500)

Catholic Responsible Investments Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives		Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$	2,360	$	—
		$	2,360	$	—

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Catholic Responsible Investments International Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives		Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$	40,838	$	(172,986)
		$	40,838	$	(172,986)

* Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (accumulated losses).

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2024, was as follows:

Catholic Responsible Investments Short Duration Bond Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$	242,368	$	(236,340)
	$	242,368	$	(236,340)

Catholic Responsible Investments Bond Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$	4,343,469	$	4,580,313
	$	4,343,469	$	4,580,313

Catholic Responsible Investments Opportunistic Bond Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$	1,538,881	$	516,086
	$	1,538,881	$	516,086

Catholic Responsible Investments Equity Index Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$	3,347,669	$	(51,812)
	$	3,347,669	$	(51,812)

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Catholic Responsible Investments Small-Cap Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$	893,373	$	149,725
	$	893,373	$	149,725

Catholic Responsible Investments International Small-Cap Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$	108,865	$	(132,148)
	$	108,865	$	(132,148)

*	Futures contracts are included in net realized gain (loss) on Futures Contracts.
**	Futures contracts are included in change in unrealized appreciation (depreciation) on Futures Contracts.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Dividends and Distributions to Shareholders — The Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi- Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund distribute their net investment income quarterly and make distributions or their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”). Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1⁄3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan. The following table discloses the securities on loan as of October 31, 2024:

	Market Value Securities on Loan		Cash Collateral for Securities on Loan
Catholic Responsible Investments Bond Fund	$	1,423,931	$	1,455,808
Catholic Responsible Investments Opportunistic Bond Fund		795,447		811,295
Catholic Responsible Investments Equity Index Fund		1,295,848		1,963,560
Catholic Responsible Investments Small-Cap Fund		8,442,203		8,630,573
Catholic Responsible Investments Multi-Style US Equity Fund		569,640		581,040
Catholic Responsible Investments International Equity Fund		5,833,700		6,126,000
Catholic Responsible Investments International Small Cap Fund		1,823,601		1,897,743

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Repurchase Agreements — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

The Magnus Funds invest solely in underlying CRI funds.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the year ended October 31, 2024, the Funds were charged the following for these services:

Administration Fees
Catholic Responsible Investments Ultra Short Bond Fund	$12,343
Catholic Responsible Investments Short Duration Bond Fund	93,738
Catholic Responsible Investments Bond Fund	409,991
Catholic Responsible Investments Opportunistic Bond Fund	123,176
Catholic Responsible Investments Equity Index Fund	715,860
Catholic Responsible Investments Small-Cap Fund	101,466
Catholic Responsible Investments Multi-Style US Equity Fund	167,713
Catholic Responsible Investments International Equity Fund	285,810
Catholic Responsible Investments International Small-Cap Fund	18,102

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the year ended October 31, 2024, these amounts can be found on the Statements of Operations under Shareholder Servicing Fees.

Atlantic Shareholder Services, LLC serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Adviser pays each Fund’s Sub-Advisers out of the fee it receives from such Fund.

After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments International Small-Cap	0.96%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

The Magnus Funds do not pay an advisory fee due to the fact their sole investments are in CRI underlying funds.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with U.S. GAAP, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until February 28, 2025 (each, a “contractual expense limit”).

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.

Contractual Expense Limit
Catholic Responsible Investments Ultra Short Bond Fund	0.35%
Catholic Responsible Investments Short Duration Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.37%
Catholic Responsible Investments Opportunistic Bond Fund	0.41%
Catholic Responsible Investments Equity Index Fund	0.09%
Catholic Responsible Investments Small-Cap Fund	0.31%
Catholic Responsible Investments Multi-Style US Equity Fund	0.69%
Catholic Responsible Investments International Equity Fund	0.84%
Catholic Responsible Investments International Small-Cap	1.15%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

As of October 31, 2024, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

	Expiring 2025	Expiring 2026	Expiring 2027	Total
Catholic Responsible Investments Ultra Short Bond Fund	$120,451	$119,892	$120,306	$360,649
Catholic Responsible Investments Short Duration Bond Fund	99,614	108,877	126,787	335,278
Catholic Responsible Investments Opportunistic Bond Fund	142,603	135,821	85,697	364,121
Catholic Responsible Investments Equity Index Fund	599,749	646,140	538,451	1,784,340
Catholic Responsible Investments International Small-Cap Fund	159,201	112,207	167,040	438,448
Catholic Responsible Investments Magnus 45/55 Fund	153,067	150,449	139,503	443,019
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	280,525	233,502	193,808	707,835
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	195,740	181,672	154,264	531,676
Catholic Responsible Investments Magnus 75/25 Fund	171,574	182,270	171,834	525,678

During the year ended October 31, 2024, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

The Adviser has entered into a sub-advisory agreement with each of its sub-advisers. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser oversees the sub-advisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style. The Board oversees the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination, and replacement of Sub-advisers recommended by the Adviser.

The Adviser has engaged Wellington Management Company LLP (“Wellington Management”) to provide sub-advisory services to the Catholic Responsible Investments Ultra Short Bond Fund.

The Adviser has engaged Teachers Advisors, LLC (“TAL”) to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments Short Duration Bond Fund. The Adviser has engaged Wellington Management to provide sub-advisory services to the Catholic Responsible Investments Short Duration Bond Fund.

The Adviser has engaged Brandywine Global Investment Management, LLC (“Brandywine Global”) to provide sub-advisory services to a portion of the assets of the Catholic Responsible Bond Fund. The Adviser has engaged Dodge & Cox to provide sub-advisory services to a portion of the assets of the Catholic Responsible Bond Fund. The Adviser has engaged Sun Life Capital Management (U.S.) LLC (“SLC Management”) to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments Bond Fund. The Adviser has engaged Teachers Advisors, LLC (“TAL”) to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments Bond Fund.

The Adviser has engaged Brandywine Global to provide sub-advisory services to a portion of the assets of the Catholic Responsible Opportunistic Bond Fund. The Adviser has engaged SLC Management to provide sub-advisory services to a portion of the assets of the Catholic Responsible Opportunistic Bond Fund. The Adviser has engaged TAL to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments Opportunistic Bond Fund.

The Adviser has engaged RhumbLine Advisers (“RhumbLine”) to provide sub-advisory services to a portion of the assets of the Catholic Responsible Equity Index Fund.

The Adviser has engaged RhumbLine to provide sub-advisory services to a portion of the assets of the Catholic Responsible Small-Cap Index Fund.

The Adviser has engaged Dodge & Cox to provide sub-advisory services to a portion of the assets of the Catholic Multi-Style US Equity Fund. The Adviser has engaged Mar Vista Investment Partners, LLC to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments Multi-Style US Equity Fund. The Adviser has engaged Wellington Management to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments Multi-Style US Equity Fund.

The Adviser has engaged Causeway Capital Management LLC to provide sub-advisory services to a portion of the assets of the Catholic International Equity Fund. The Adviser has engaged Principal Global Investors, LLC to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments International Equity Fund. The Adviser has engaged WCM Investment Management, LLC to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments International Equity Fund.

The Adviser has engaged Lazard Asset Management LLC to provide sub-advisory services to a portion of the assets of the Catholic International Small-Cap Fund. The Adviser has Global Alpha Capital Management, Ltd. to provide sub-advisory services to a portion of the assets of the Catholic Responsible Investments International Small-Cap Fund.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

6. Investment Transactions:

For the year ended October 31, 2024, the purchases and sales of investment securities other than short-term investments and in-kind transactions, were as follows:

	U.S. Government	Other	Total
Catholic Responsible Investments Ultra Short Bond Fund
Purchases	$491,038	$4,451,506	$4,942,544
Sales	319,050	5,182,912	5,501,962
Catholic Responsible Investments Short Duration Bond Fund
Purchases	87,658,240	142,184,199	229,842,439
Sales	82,946,306	152,835,812	235,782,118
Catholic Responsible Investments Bond Fund
Purchases	1,346,050,804	885,249,010	2,231,299,814
Sales	1,006,219,192	769,440,900	1,775,660,092
Catholic Responsible Investments Opportunistic Bond Fund
Purchases	507,106,302	150,319,171	657,425,473
Sales	443,962,603	105,692,099	549,654,702
Catholic Responsible Investments Equity Index Fund
Purchases	—	881,606,134	881,606,134
Sales	—	1,046,004,394	1,046,004,394
Catholic Responsible Investments Small-Cap Fund
Purchases	—	158,707,348	158,707,348
Sales	—	146,932,687	146,932,687
Catholic Responsible Investments Multi-Style US Equity Fund
Purchases	—	1,434,343,377	1,434,343,377
Sales	—	1,499,924,450	1,499,924,450
Catholic Responsible Investments International Equity Fund
Purchases	—	793,182,487	793,182,487
Sales	—	725,995,464	725,995,464
Catholic Responsible Investments International Small-Cap Fund
Purchases	—	131,420,382	131,420,382
Sales	—	120,390,967	120,390,967
Catholic Responsible Investments Magnus 45/55 Fund
Purchases	—	13,228,770	13,228,770
Sales	—	13,017,838	13,017,838
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Purchases	—	236,111,023	236,111,023
Sales	—	98,870,703	98,870,703
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Purchases	—	51,236,707	51,236,707
Sales	—	71,719,858	71,719,858
Catholic Responsible Investments Magnus 75/25 Fund
Purchases	—	46,557,679	46,557,679
Sales	—	21,954,801	21,954,801

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to GAAP amortization adjustments, reclass of distributions, passive foreign investment company gain reclass, GAAP reclass for foreign tax, gains and losses on paydowns of mortgage and asset backed securities for tax purposes and redemption-in-kind. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital as appropriate, in the period that the difference arises.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

During the fiscal year ended October 31, 2024, there were permanent differences credited or charged to Paid-in Capital and Distributable Earnings, primarily due to prior year true-up adjustments.

	Distributable Earnings/(Loss)	Paid-in Capital
Catholic Responsible Investments Short Duration Bond Fund	$(17,968)	$17,968
Catholic Responsible Investments Small-Cap Fund	360,254	(360,254)

The tax character of dividends and distributions declared during the fiscal period ended October 31, 2024 and the year ended October 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Catholic Responsible Investments Ultra Short Bond Fund
2024	$3,268,453	$651	$—	$3,269,104
2023	2,767,156	—	—	2,767,156
Catholic Responsible Investments Short Duration Bond Fund
2024	20,954,065	—	—	20,954,065
2023	15,562,537	—	—	15,562,537
Catholic Responsible Investments Bond Fund
2024	89,772,527	—	—	89,772,527
2023	72,490,356	—	—	72,490,356
Catholic Responsible Investments Opportunistic Bond Fund
2024	28,728,404	—	—	28,728,404
2023	23,163,030	—	—	23,163,030
Catholic Responsible Investments Equity Index Fund
2024	46,433,637	—	—	46,433,637
2023	45,202,137	—	—	45,202,137
Catholic Responsible Investments Small-Cap Fund
2024	7,069,815	—	—	7,069,815
2023	6,741,444	15,813,737	—	22,555,181
Catholic Responsible Investments Multi-Style US Equity Fund
2024	4,407,296	—	—	4,407,296
2023	3,903,550	—	—	3,903,550
Catholic Responsible Investments International Equity Fund
2024	23,528,070	—	—	23,528,070
2023	20,009,691	—	—	20,009,691
Catholic Responsible Investments International Small-Cap Fund
2024	1,977,492	—	—	1,977,492
2023	1,762,029	—	—	1,762,029
Catholic Responsible Investments Magnus 45/55 Fund
2024	3,240,579	—	—	3,240,579
2023	1,753,798	—	—	1,753,798
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
2024	25,058,053	244,810	—	25,302,863
2023	17,053,393	—	—	17,053,393
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
2024	10,623,460	—	—	10,623,460
2023	7,127,888	—	—	7,127,888
Catholic Responsible Investments Magnus 75/25 Fund
2024	5,427,018	606,084	—	6,033,102
2023	5,754,881	—	—	5,754,881

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Catholic Responsible Investments Ultra Short Bond Fund	$156,618	$18,253	$—	$84,609	$(1)	$259,479
Catholic Responsible Investments Short Duration Bond Fund	38,948	—	(20,906,163)	1,757,860	(279,441)	(19,388,796)
Catholic Responsible Investments Bond Fund	229,998	—	(157,575,477)	(71,483,761)	103,161	(228,726,079)
Catholic Responsible Investments Opportunistic Bond Fund	75,295	—	(33,863,124)	380,555	3	(33,407,271)
Catholic Responsible Investments Equity Index Fund	3,424,922	38,528,347	—	2,101,742,514	(1)	2,143,695,782
Catholic Responsible Investments Small-Cap Fund	1,814,869	4,851,854	—	106,196,583	(1)	112,863,305
Catholic Responsible Investments Multi-Style US Equity Fund	5,561,591	46,337,826	—	157,767,696	—	209,667,113
Catholic Responsible Investments International Equity Fund	11,310,365	87,451,369	—	233,904,238	617	332,666,589
Catholic Responsible Investments International Small-Cap Fund	829,933	—	(2,554,091)	7,282,039	(2)	5,557,879
Catholic Responsible Investments Magnus 45/55 Fund	3,046,828	—	(175,048)	17,555,679	—	20,427,459
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	24,643,369	12,284,428	—	227,565,831	(3)	264,493,625
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	9,081,314	2,597,859	—	101,590,346	(1)	113,269,518
Catholic Responsible Investments Magnus 75/25 Fund	4,657,847	960,855	—	77,517,956	4	83,136,662

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Catholic Responsible Investments Short Duration Bond Fund	$7,316,437	$13,589,726	$20,906,163
Catholic Responsible Investments Bond Fund	54,890,271	102,685,206	157,575,477
Catholic Responsible Investments Opportunistic Bond Fund	15,743,793	18,119,331	33,863,124
Catholic Responsible Investments International Small-Cap Fund	2,554,091	—	2,554,091
Catholic Responsible Investments Magnus 45/55 Fund	175,048	—	175,048

During the year ended October 31, 2024, the Catholic Responsible Investments Opportunistic Bond Fund utilized $1,284,274, the Catholic Responsible Investments Equity Index Fund utilized $33,521,653, the Catholic Responsible Investments Small-Cap Index Fund utilized $17,579,531, the Catholic Responsible Investments Multi-Style US Equity Fund utilized $29,837,860, the Catholic Responsible Investments International Equity Fund utilized $17,599,099, the Catholic Responsible Investments International Small-Cap Equity Fund utilized $4,264,023, the Catholic Responsible Investments Magnus 45/55 Fund utilized $1,062,684 and the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund utilized $343,011, respectively, of capital loss carryforward to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales, passive foreign investment companies and perpetual bonds. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	$67,337,152	$88,129	$(3,520)	$84,609
Catholic Responsible Investments Short Duration Bond Fund	492,210,995	3,942,577	(2,184,717)	1,757,860
Catholic Responsible Investments Bond Fund	2,307,525,583	14,333,825	(85,817,586)	(71,483,761)
Catholic Responsible Investments Opportunistic Bond Fund	684,221,447	5,273,283	(4,892,728)	380,555
Catholic Responsible Investments Equity Index Fund	1,860,781,475	2,186,491,313	(84,748,799)	2,101,742,514
Catholic Responsible Investments Small-Cap Fund	453,795,763	161,587,738	(55,391,155)	106,196,583
Catholic Responsible Investments Multi-Style US Equity Fund	680,182,286	173,554,893	(15,787,197)	157,767,696
Catholic Responsible Investments International Equity Fund	1,272,393,692	322,533,886	(88,629,648)	233,904,238
Catholic Responsible Investments International Small-Cap Fund	92,279,108	12,174,404	(4,892,365)	7,282,039
Catholic Responsible Investments Magnus 45/55 Fund	116,581,578	21,322,296	(3,766,617)	17,555,679
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	1,171,298,499	255,744,353	(28,178,522)	227,565,831
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	366,996,258	112,408,447	(10,818,101)	101,590,346
Catholic Responsible Investments Magnus 75/25 Fund	261,238,371	82,854,792	(5,336,836)	77,517,956

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

8. Concentration of Shareholders:

At October 31, 2024, the percentage of total shares outstanding over 5% held by each Class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class	3	30
Catholic Responsible Investments Short Duration Bond Fund , Institutional Class	4	50
Catholic Responsible Investments Bond Fund, Institutional Class	2	26
Catholic Responsible Investments Bond Fund, Investor Class	2	33
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class	5	53
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class	1	64
Catholic Responsible Investments Equity Index Fund, Institutional Class	3	25
Catholic Responsible Investments Small-Cap Fund, Institutional Class	3	31
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class	4	60
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class	3	24
Catholic Responsible Investments International Equity Fund, Institutional Class	3	34
Catholic Responsible Investments International Equity Fund, Investor Class	2	45
Catholic Responsible Investments International Small-Cap Fund, Institutional Class	4	77
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class	4	66
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class	6	57
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class	5	41
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class	N/A	N/A
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class	6	46
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class	2	18
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class	8	54
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class	4	79

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a particular Fund.

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign Currency Risk — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in Underlying Funds Risk — The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

11. In-Kind Transfers of Securities:

The Funds may issue or redeem shares in-kind. These securities and cash, if any, are transferred at their current value on the date of such transactions. Any recognized gain is included on the Statements of Operations under Net Realized Gain (Loss) on Investments. There were no in-kind transfers during the year ended October 31, 2024.

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OCTOBER 31, 2024

12. New Accounting Pronouncement:

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Catholic Responsible Investments Funds (the "CRI" Funds)

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Catholic Responsible Investments Funds comprising CRI Ultra Short Bond Fund, CRI Short Duration Bond Fund, CRI Bond Fund, CRI Opportunistic Bond Fund, CRI Equity Index Fund, CRI Small-Cap Fund, CRI Multi-Style US Equity Fund, CRI International Equity Fund, CRI International Small-Cap Fund, CRI Magnus 45/55 Fund, CRI Magnus 60/40 Alpha Plus Fund, CRI Magnus 60/40 Beta Plus Fund, and CRI Magnus 75/25 Fund (the “Funds”) as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the period ended October 31, 2022, and prior, were audited by other auditors whose report dated December 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2024

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with a tax year end October 31, 2024, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Funds are designating the following items with regard to distributions paid during the period.

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Qualifying Business Income(6)
Catholic Responsible Investments Ultra Short Bond Fund	0.02%	99.98%	100.00%	0.00%	0.00%	42.76%	45.67%	100.00%	0.00%
Catholic Responsible Investments Short Duration Bond Fund	0.00%	100.00%	100.00%	0.00%	0.00%	17.42%	78.18%	0.00%	0.00%
Catholic Responsible Investments Bond Fund	0.00%	100.00%	100.00%	0.00%	0.00%	28.65%	93.01%	0.00%	0.00%
Catholic Responsible Investments Opportunistic Bond Fund	0.00%	100.00%	100.00%	0.00%	0.00%	26.35%	94.84%	0.00%	0.00%
Catholic Responsible Investments Equity Index Fund	0.00%	100.00%	100.00%	4.71%	4.97%	0.00%	1.06%	0.00%	5.26%
Catholic Responsible Investments Small-Cap Fund	0.00%	100.00%	100.00%	75.65%	77.10%	0.00%	3.47%	0.00%	19.40%
Catholic Responsible Investments Multi-Style US Equity Fund	0.00%	100.00%	100.00%	82.55%	91.76%	0.00%	6.96%	0.00%	7.00%
Catholic Responsible Investments International Equity Fund	0.00%	100.00%	100.00%	0.18%	82.34%	0.00%	3.88%	0.00%	0.00%
Catholic Responsible Investments International Small-Cap Fund	0.00%	100.00%	100.00%	0.36%	82.04%	0.00%	4.17%	0.00%	0.00%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%	100.00%	100.00%	15.55%	24.38%	23.34%	69.55%	0.00%	1.18%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.95%	99.05%	100.00%	32.98%	24.43%	21.10%	59.11%	0.00%	1.77%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%	100.00%	100.00%	26.04%	39.86%	17.98%	54.99%	0.00%	1.82%
Catholic Responsible Investments Magnus 75/25 Fund	9.86%	90.14%	100.00%	23.20%	37.66%	13.12%	28.97%	0.00%	2.62%

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OCTOBER 31, 2024

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended October 31, 2024, the amount of foreign source income and foreign tax credit are as follows:

	Foreign Source Income	Foreign Tax Credit Pass Through
Catholic Responsible Investments International Equity Fund	$23,266,145	$2,847,395
Catholic Responsible Investments International Small Cap Fund	1,978,453	371,045
Catholic Responsible Investments Magnus 45/55 Fund	169,415	28,962
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	2,203,037	378,617
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	833,257	142,917
Catholic Responsible Investments Magnus 75/25 Fund	682,219	116,272

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2024

Approval of Investment Advisory Agreement (Unaudited) (Form N-CSR Item 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on May 20–21, 2024 (the “May Meeting”) and on August 20–21, 2024 (the “August Meeting” and together with the May Meeting, the “Meetings”) to decide whether to renew the following Agreements for additional one-year terms:

●    the advisory agreement between Christian Brothers Investment Services, Inc. (the “Adviser”) and the Trust, on behalf of the Funds; and

●    the sub-advisory agreements between the Adviser and certain sub-advisers on behalf of the Funds shown in the following table (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds:

Sub-Adviser	Fund(s)
Brandywine Global Investment Management, LLC	Catholic Responsible Investments Opportunistic Bond Fund
Catholic Responsible Investments Bond Fund
Causeway Capital Management LLC	Catholic Responsible Investments International Equity Fund
Lazard Asset Management LLC	Catholic Responsible Investments International Small-Cap Fund
Principal Global Investors, LLC	Catholic Responsible Investments International Equity Fund
Wellington Management Company LLP	Catholic Responsible Investments Ultra Short Bond Fund
Catholic Responsible Investments Short Duration Bond Fund

In preparation for the Meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the Meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the Meetings and other Meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the

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Adviser’s and the Sub-Advisers’ operations and information about their financial condition, capitalization, profitability or financial viability to advise or sub-advise the Funds; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board Meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board Meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers

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such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and applicable Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’

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OCTOBER 31, 2024

profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Board’s Considerations in Approving the Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on May 20–21, 2024 and June 12, 2024 (the “Meetings”) to approve: (i) the appointment of Mercer Investments LLC as the Funds’ primary sub-adviser; (ii) the appointment of Allspring Global Investments, LLC as an investment sub-adviser to the International Small-Cap Fund; (iii) the appointment of Boston Partners Global Investors, Inc. as an investment sub-adviser to the Multi-Style US Equity Fund; (iv) the appointment of Loomis, Sayles & Company, L.P. as an investment sub-adviser to the Bond Fund; (v) the appointment of Parametric Portfolio Associates LLC as an investment sub-adviser to the International Small-Cap Fund; (vi) the appointment of T. Rowe Price Associates, Inc. as an investment sub-adviser to the Multi-Style US Equity Fund; and (vii) the appointment of William Blair

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OCTOBER 31, 2024

Investment Management, LLC as an investment sub-adviser to the Multi-Style US Equity Fund (together, the “Sub-Advisers”).

In preparation for the Meetings, the Trustees requested that Christian Brothers Investment Services, Inc. (“CBIS”) and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that CBIS, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the Meetings, to help them decide whether to approve the Agreements for an initial two-year term.

Specifically, the Board requested and received written materials from CBIS, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial conditions; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies or other duties and responsibilities; (v) the Funds’ proposed advisory fees to be paid to CBIS and the Sub-Advisers; (vi) the Sub-Advisers’ compliance program, including a description of any material compliance matters and any material compliance violations; (vii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Sub-Advisers’ investment experience; (ix) CBIS’ rationale for recommending the Sub-Advisers; and (x) the Sub-Advisers’ performance in managing any similar accounts.

Representatives from CBIS and the Sub-Advisers then presented additional information and participated in question and answer sessions at the Meetings to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements.

Based on their evaluation of the information provided by CBIS and the Sub-Advisers, the Trustees, including all of the Independent Trustees, voting separately, approved the Agreements at the Meetings. In considering the approval of the Agreements, the Board considered various factors that it determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; and (ii) the fees to be paid to CBIS and the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board reviewed the services to be provided by the Sub-Advisers to the Funds, including the quality of the portfolio management personnel, the resources of the Sub-Advisers and each Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Sub-Advisers’ proposed investment and risk management approaches for the Funds. The Trustees considered that CBIS would supervise and monitor the performance of the Sub-Advisers. The responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Advisers to the Funds were available to the Board, as were the most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers, in the materials or through public disclosure.

The Trustees also considered certain other services to be provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, as applicable, monitoring adherence to

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OCTOBER 31, 2024

the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Sub-Advisers would be satisfactory.

Investment Performance of the Sub-Advisers

Because the Sub-Advisers are new to the Funds and had not managed Fund assets, they did not yet have investment performance records with respect to the Funds and it was not possible to determine the profitability that the Sub-Advisers might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Advisers’ investment performance with respect to the Funds, the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Costs of Advisory Services

In considering the advisory fee payable by the Funds to CBIS, as well as the fees payable by CBIS to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to CBIS and the Sub-Advisers. The Trustees also considered that CBIS, and not the Funds, would pay the Sub-Advisers pursuant to the Agreements, and that the fees payable to the Sub-Advisers would reflect arms-length negotiations between CBIS and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisers.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for an initial term of two years. In its deliberations, the Board did not identify any absence of information material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

NOTES

Catholic Responsible Investments Funds

Investment Adviser:

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Administrator:

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CRI-AR-001-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catholic Responsible Investments Funds

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 8, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 8, 2025